UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01027
Name of Registrant: Vanguard World Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: August 31
Date of reporting period: November 30, 2016
Item 1: Schedule of Investments

Vanguard U.S. Growth Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (95.7%)1
Consumer Discretionary (18.2%)
*	Amazon.com Inc.	267,348	200,663
	Home Depot Inc.	898,897	116,317
*	Liberty Interactive Corp. QVC Group Class A	5,056,462	104,719
*	Netflix Inc.	640,841	74,978
*	TripAdvisor Inc.	1,536,006	74,158
	L Brands Inc.	1,020,057	71,628
*	O'Reilly Automotive Inc.	191,201	52,485
	Starbucks Corp.	871,704	50,533
*	Liberty Global plc	1,435,391	43,708
	Dollar General Corp.	515,182	39,834
*	Priceline Group Inc.	24,963	37,536
	Lowe's Cos. Inc.	527,151	37,191
	Ross Stores Inc.	412,350	27,871
	DR Horton Inc.	1,000,778	27,742
	NIKE Inc. Class B	548,790	27,478
	Lennar Corp. Class A	630,407	26,818
^	Tesla Motors Inc.	135,224	25,611
	Las Vegas Sands Corp.	405,912	25,439
*	Chipotle Mexican Grill Inc. Class A	59,398	23,541
*	AutoZone Inc.	29,355	22,990
	Under Armour Inc.	888,580	22,908
*	Liberty Global plc Class A	373,228	11,690
	Industria de Diseno Textil SA ADR	600,427	10,231
	adidas AG	64,788	9,546
	Marriott International Inc. Class A	109,409	8,619
	Harley-Davidson Inc.	125,574	7,646
^	Wayfair Inc.	194,415	7,086
	CarMax Inc.	89,514	5,173
	Ulta Salon Cosmetics & Fragrance Inc.	15,583	4,044
	Harman International Industries Inc.	21,023	2,299
	Expedia Inc.	9,365	1,162
			1,201,644
Consumer Staples (4.5%)
*	Monster Beverage Corp.	1,161,826	51,992
	Estee Lauder Cos. Inc. Class A	622,606	48,376
	Walgreens Boots Alliance Inc.	527,162	44,666
	Mondelez International Inc. Class A	980,971	40,455
	Kroger Co.	933,100	30,139
	PepsiCo Inc.	239,006	23,925
	Mead Johnson Nutrition Co.	294,600	21,238
	Constellation Brands Inc. Class A	109,070	16,485
	Costco Wholesale Corp.	63,974	9,603
	Brown-Forman Corp. Class B	88,472	4,012
	Colgate-Palmolive Co.	61,283	3,998
			294,889
Energy (0.3%)
	Schlumberger Ltd.	157,900	13,271

Concho Resources Inc.	40,952	5,857
		19,128
Financials (6.1%)
Intercontinental Exchange Inc.	2,285,768	126,631
MarketAxess Holdings Inc.	324,025	53,714
Charles Schwab Corp.	1,143,251	44,198
* Markel Corp.	44,613	40,078
Marsh & McLennan Cos. Inc.	470,282	32,595
MSCI Inc. Class A	282,040	22,225
First Republic Bank	263,668	21,594
* Affiliated Managers Group Inc.	125,300	18,557
M&T Bank Corp.	64,707	9,314
Morgan Stanley	200,680	8,300
American Express Co.	109,858	7,914
TD Ameritrade Holding Corp.	164,146	6,732
Goldman Sachs Group Inc.	19,490	4,274
Interactive Brokers Group Inc.	112,900	4,146
		400,272
Health Care (16.0%)
* Celgene Corp.	1,430,666	169,548
* Allergan plc	694,662	134,973
* Biogen Inc.	446,569	131,322
Bristol-Myers Squibb Co.	1,776,049	100,240
* Quintiles IMS Holdings Inc.	953,507	73,258
UnitedHealth Group Inc.	449,764	71,207
Dentsply Sirona Inc.	916,466	53,320
* Illumina Inc.	302,456	40,269
* Cerner Corp.	783,721	39,014
* Edwards Lifesciences Corp.	439,347	36,400
* Regeneron Pharmaceuticals Inc.	90,586	34,354
Medtronic plc	434,925	31,754
Zoetis Inc.	584,100	29,427
* ABIOMED Inc.	201,455	22,611
Danaher Corp.	230,000	17,979
* IDEXX Laboratories Inc.	99,900	11,753
Alexion Pharmaceuticals Inc.	82,972	10,171
BioMarin Pharmaceutical Inc.	113,875	9,751
Vertex Pharmaceuticals Inc.	102,220	8,342
Shire plc ADR	45,788	7,995
Waters Corp.	58,890	7,925
^ Juno Therapeutics Inc.	146,900	2,945
Seattle Genetics Inc.	45,430	2,944
Alnylam Pharmaceuticals Inc.	62,926	2,761
Genomic Health Inc.	81,156	2,470
		1,052,733
Industrials (7.9%)
Nielsen Holdings plc	1,895,856	81,711
* Verisk Analytics Inc. Class A	633,561	52,636
Union Pacific Corp.	394,100	39,934
Lockheed Martin Corp.	130,829	34,702
Fortune Brands Home & Security Inc.	578,158	31,886
TransDigm Group Inc.	124,882	31,399
Equifax Inc.	259,242	29,670
* IHS Markit Ltd.	815,340	29,303
* TransUnion	862,108	25,717
Northrop Grumman Corp.	102,037	25,474

	AMETEK Inc.	468,339	22,176
	Fortive Corp.	387,568	21,312
	Fastenal Co.	416,485	19,741
	Watsco Inc.	106,956	15,937
	JB Hunt Transport Services Inc.	141,484	13,493
	Kansas City Southern	110,353	9,790
	Wabtec Corp.	106,589	9,025
	NOW Inc.	396,737	8,546
	Boeing Co.	56,451	8,499
	Snap-on Inc.	36,184	6,050
	Parker-Hannifin Corp.	19,273	2,678
			519,679
Information Technology (38.2%)
*	Facebook Inc. Class A	2,163,655	256,220
*	Alphabet Inc.	324,176	245,738
	Mastercard Inc. Class A	2,165,572	221,321
	Visa Inc. Class A	2,611,457	201,918
	Microsoft Corp.	3,324,084	200,309
*	PayPal Holdings Inc.	4,164,743	163,591
*	Alphabet Inc. Class A	187,125	145,187
	QUALCOMM Inc.	1,942,460	132,340
	Apple Inc.	866,739	95,792
*	eBay Inc.	3,361,254	93,477
*	Electronic Arts Inc.	1,179,056	93,428
*	Adobe Systems Inc.	667,088	68,583
	Symantec Corp.	2,748,825	67,044
	Intuit Inc.	435,682	49,528
*	salesforce.com Inc.	587,915	42,330
*	Alibaba Group Holding Ltd. ADR	431,498	40,569
*	ServiceNow Inc.	479,647	39,883
*	Workday Inc. Class A	457,514	38,578
	CDW Corp.	734,156	37,618
	Alliance Data Systems Corp.	155,299	35,529
	Texas Instruments Inc.	430,100	31,797
*	FleetCor Technologies Inc.	211,323	31,559
*	Red Hat Inc.	382,707	30,276
	Global Payments Inc.	436,948	29,953
*	Autodesk Inc.	371,795	26,996
	Accenture plc Class A	152,600	18,225
	GrubHub Inc.	383,078	14,185
*,^ Zillow Group Inc.		393,138	14,122
	NVIDIA Corp.	148,604	13,701
	Tencent Holdings Ltd.	449,252	11,187
	CoStar Group Inc.	31,728	6,064
	Tableau Software Inc. Class A	129,788	5,825
	Palo Alto Networks Inc.	39,577	5,318
	Splunk Inc.	81,696	4,707
	Mobileye NV	106,265	3,956
	Analog Devices Inc.	39,838	2,958
			2,519,812
Materials (0.9%)
	Sherwin-Williams Co.	100,969	27,127
	Martin Marietta Materials Inc.	80,690	17,708
	PPG Industries Inc.	163,600	15,694
			60,529

Other (0.0%)
*,2 WeWork Class A PP			52,398	2,630
3 Vanguard Growth ETF			3,100	343
				2,973
Real Estate (3.3%)
Crown Castle International Corp.			1,244,901	103,899
Equinix Inc.			158,426	53,668
American Tower Corporation			330,869	33,838
Public Storage			123,619	25,874
				217,279
Telecommunication Services (0.3%)
* SBA Communications Corp. Class A			172,000	17,021

Total Common Stocks (Cost $4,722,575)				6,305,959
Convertible Preferred Stocks (0.2%)
*,2 Airbnb Inc. (Cost $11,928)			128,123	13,453

Preferred Stocks (1.6%)
*,2 Uber Technologies PP			1,408,784	68,709
*,2 WeWork Pfd. D1 PP			260,418	13,071
*,2 WeWork Pfd. D2 PP			204,614	10,270
*,2 Pinterest Prf G PP			1,596,475	8,940
*,2 Cloudera, Inc. Pfd.			300,088	5,243
Total Preferred Stocks (Cost $45,428)				106,233
	Coupon
Temporary Cash Investments (2.6%)1
Money Market Fund (2.3%)
4,5 Vanguard Market Liquidity Fund	0.691%		1,507,540	150,769

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.2%)
Bank of America Securities, LLC
(Dated 11/30/16, Repurchase Value
$11,700,000, collateralized by Government
National Mortgage Assn. 4.000%, 7/20/46,
with a value of $11,934,000)	0.280%	12/1/16	11,700	11,700

U.S. Government and Agency Obligations (0.1%)
6,7 Federal Home Loan Bank Discount Notes	0.431%	1/25/17	6,200	6,196
United States Treasury Bill	0.322%	1/19/17	5,000	4,998
				11,194
Total Temporary Cash Investments (Cost $173,650)				173,663
Total Investments (100.1%) (Cost $4,953,581)				6,599,308
Other Assets and Liabilities-Net (-0.1%)5				(8,997)
Net Assets (100%)				6,590,311

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,264,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.7% and 0.6%, respectively, of net assets.
2 Restricted securities totaling $122,316,000, representing 1.9% of net assets.

3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $13,557,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $5,896,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

U.S. Growth Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,282,597	20,732	2,630
Preferred Stocks	—	—	106,233
Convertible Preferred Stocks	—	—	13,453
Temporary Cash Investments	150,769	22,894	—
Futures Contracts—Liabilities[1]	(313)	—	—
Total	6,433,053	43,626	122,316
1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the fund's in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended November 30, 2016. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks,
Preferred Stocks, and
Convertible Preferred
Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of August 31, 2016	123,695
Change in Unrealized Appreciation (Depreciation)	(1,379)
Balance as of November 30, 2016	122,316

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of November 30, 2016:

U.S. Growth Fund

Security Type	Fair Value	Valuation Technique	Unobservable Input	Amount
	($000)

Common Stocks	2,630	Market Approach	Recent Market	$50.192
			Transaction

Preferred Stocks	106,233	Market Approach	Recent Market	50.192
			Transaction
			Recent Market
				48.772
			Transaction
			Comparable
			Company Approach	5.600
			Comparable	17.470
			Company Approach

Convertible	13,453	Market Approach	Target Event	105.000
Preferred Stocks

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	822	90,371	2,377
E-mini S&P Mid-Cap 400 Index	December 2016	262	42,625	2,479
				4,856

U.S. Growth Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At November 30, 2016, the cost of investment securities for tax purposes was $4,953,581,000. Net unrealized appreciation of investment securities for tax purposes was $1,645,727,000, consisting of unrealized gains of $1,852,778,000 on securities that had risen in value since their purchase and $207,051,000 in unrealized losses on securities that had fallen in value since their purchase.

	Vanguard International Growth Fund

	Schedule of Investments (unaudited)
	As of November 30, 2016

			Market
			Value
		Shares	($000)
	Common Stocks (98.3%)1
	Australia (0.4%)
	Brambles Ltd.	10,296,636	89,483

	Belgium (0.2%)
	Umicore SA	652,557	39,180

	Brazil (1.0%)
	Raia Drogasil SA	4,499,449	85,697
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	14,186,100	69,553
	Telefonica Brasil SA Preference Shares	4,806,200	64,062
			219,312
	Canada (2.0%)
	Toronto-Dominion Bank	5,579,439	264,040
	Canadian Pacific Railway Ltd.	701,426	107,373
	Goldcorp Inc.	4,495,116	59,330
			430,743
	China (15.4%)
	Tencent Holdings Ltd.	42,018,500	1,046,298
^,*	Alibaba Group Holding Ltd. ADR	9,619,022	904,380
*	Baidu Inc. ADR	4,162,238	694,886
*	Ctrip.com International Ltd. ADR	6,438,702	291,222
*	New Oriental Education & Technology Group Inc. ADR	3,301,491	165,636
*	TAL Education Group ADR	1,408,560	107,797
	China Pacific Insurance Group Co. Ltd.	24,886,600	96,513
			3,306,732
	Denmark (3.1%)
*	Genmab A/S	2,065,568	356,449
	Novozymes A/S	3,575,387	120,777
	Chr Hansen Holding A/S	1,658,818	91,668
	Novo Nordisk A/S Class B	1,871,763	63,041
	Vestas Wind Systems A/S	533,921	35,166
			667,101
	France (4.2%)
	Kering	983,955	213,484
	Danone SA	2,906,812	182,070
	L'Oreal SA	1,047,567	178,238
	Schneider Electric SE	2,507,791	166,460
	Essilor International SA	1,561,734	165,360
			905,612
	Germany (9.7%)
*,2	Zalando SE	10,683,180	397,917
	BASF SE	3,327,614	287,542
	SAP SE	2,781,128	232,267
	Bayerische Motoren Werke AG	2,304,553	196,083
	Deutsche Telekom AG	8,949,706	140,846
	Continental AG	743,693	131,805
	HeidelbergCement AG	1,257,100	112,650
	Bayer AG	1,143,811	107,718

	Fresenius Medical Care AG & Co. KGaA	1,306,342	101,912
	GEA Group AG	2,615,420	97,571
	adidas AG	396,458	58,412
*,3	HelloFresh	2,151,234	52,668
^,*,2 Rocket Internet SE		2,762,933	52,469
*,3,4 Home 24AG		23,630	44,874
^,*	MorphoSys AG	664,989	29,642
*,3	CureVac GmbH	12,600	28,509
*	AIXTRON SE	3,130,112	12,677
			2,085,562
Hong Kong (5.0%)
	AIA Group Ltd.	131,225,800	799,046
	Jardine Matheson Holdings Ltd.	3,023,525	162,898
	Hong Kong Exchanges & Clearing Ltd.	4,767,930	125,229
			1,087,173
India (2.2%)
	Housing Development Finance Corp. Ltd.	7,874,012	145,010
	HDFC Bank Ltd.	6,999,918	122,574
	Zee Entertainment Enterprises Ltd.	13,318,141	88,531
	Idea Cellular Ltd.	52,437,143	59,223
*,3	ANI Technologies	166,185	30,368
*,2,3 Flipkart G Series		338,176	23,243
*,2,3 Flipkart H Series		135,569	10,536
			479,485
Indonesia (0.3%)
	Bank Mandiri Persero Tbk PT	90,616,100	70,260

Ireland (0.4%)
	Kerry Group plc Class A	1,064,490	75,678

Israel (1.8%)
*	Check Point Software Technologies Ltd.	2,921,261	240,507
^,*	Mobileye NV	2,829,083	105,327
	Teva Pharmaceutical Industries Ltd. ADR	1,072,732	40,442
			386,276
Italy (3.0%)
	Ferrari NV	4,824,304	263,305
^	Fiat Chrysler Automobiles NV	18,424,731	141,175
	EXOR SPA	3,262,980	136,893
	Intesa Sanpaolo SPA (Registered)	51,279,371	113,006
			654,379
Japan (12.6%)
	SMC Corp.	1,483,400	429,730
	SoftBank Group Corp.	6,366,800	380,772
	M3 Inc.	12,243,600	318,548
	Bridgestone Corp.	5,853,900	227,156
	Rakuten Inc.	17,699,000	177,105
	Sumitomo Mitsui Financial Group Inc.	4,645,300	175,194
	Sekisui Chemical Co. Ltd.	8,991,100	137,762
	Kubota Corp.	8,718,700	134,428
	KDDI Corp.	4,923,600	128,927
	ORIX Corp.	7,818,100	124,249
	Suntory Beverage & Food Ltd.	1,997,300	85,797
	Keyence Corp.	122,400	84,657
	Pigeon Corp.	3,300,800	83,836

	Recruit Holdings Co. Ltd.	2,007,000	77,231
	Suzuki Motor Corp.	2,105,400	68,887
	SBI Holdings Inc.	4,470,400	56,940
	Fuji Heavy Industries Ltd.	506,600	21,129
			2,712,348
	Luxembourg (0.3%)
*,3	Spotify Technology SA	26,474	59,000

	Mexico (0.3%)
	Grupo Financiero Banorte SAB de CV	13,899,786	66,621

	Netherlands (2.9%)
	ASML Holding NV	5,983,482	617,246

	Norway (1.4%)
	Statoil ASA	6,559,592	113,727
	DNB ASA	4,683,937	68,934
	Schibsted ASA Class A	2,449,459	52,813
	Schibsted ASA Class B	1,760,994	35,722
	Norsk Hydro ASA	4,606,245	21,690
			292,886
	Other (0.2%)
5	Vanguard FTSE All-World ex-US ETF	1,128,434	49,324

	Peru (0.1%)
	Credicorp Ltd.	153,844	24,106

	Portugal (0.3%)
	Jeronimo Martins SGPS SA	3,627,182	57,265

	South Korea (2.2%)
	NAVER Corp.	444,611	303,333
^,*	Celltrion Inc.	1,951,528	170,673
			474,006
	Spain (5.0%)
	Industria de Diseno Textil SA	20,350,848	695,466
	Banco Bilbao Vizcaya Argentaria SA	40,545,483	249,666
*	Banco Popular Espanol SA	76,855,408	67,388
	Distribuidora Internacional de Alimentacion SA	12,745,795	58,150
			1,070,670
	Sweden (5.5%)
	Svenska Handelsbanken AB Class A	29,471,523	409,024
	Atlas Copco AB Class A	12,605,874	381,587
*	Kinnevik AB	8,819,732	215,934
	Assa Abloy AB Class B	6,766,973	127,862
^	Elekta AB Class B	6,427,670	53,053
			1,187,460
	Switzerland (3.0%)
	Nestle SA	3,706,668	249,454
	Roche Holding AG	759,168	168,969
	Cie Financiere Richemont SA	2,061,828	134,593
	Lonza Group AG	479,367	85,530
			638,546

Taiwan (1.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.			42,714,000	245,624

Thailand (0.5%)
	Kasikornbank PCL (Foreign)			23,270,756	110,670

United Kingdom (7.3%)
	Rolls-Royce Holdings plc			36,783,215	310,930
	Royal Dutch Shell plc Class A			7,172,982	182,905
	BHP Billiton plc			11,026,969	181,547
	Burberry Group plc			9,067,261	161,848
	Reckitt Benckiser Group plc			1,513,380	127,841
	Diageo plc			5,093,683	127,357
	Lloyds Banking Group plc		126,667,428		91,484
	Aviva plc			14,623,233	81,741
	Aggreko plc			7,374,149	75,350
*,3	Skyscanner			366,415	66,610
	Barclays plc			23,743,810	63,932
^,*	Ocado Group plc			12,833,540	43,296
*	Standard Chartered plc			5,325,132	42,669
	Capita plc			3,384,315	22,190
					1,579,700
United States (6.9%)
*	Amazon.com Inc.			927,102	695,855
*	Illumina Inc.			2,408,021	320,604
	MercadoLibre Inc.			1,574,407	248,473
^,*	Tesla Motors Inc.			1,178,679	223,242
					1,488,174
Total Common Stocks (Cost $18,450,357)					21,170,622
Preferred Stocks (0.6%)
*,3	Internet Plus Holdings Ltd.			18,638,108	71,956
*,3,4 You & Mr. Jones				44,800,000	51,430
Total Preferred Stocks (Cost $116,756)					123,386
		Coupon
Temporary Cash Investments (3.1%)1
Money Market Fund (3.0%)
6,7	Vanguard Market Liquidity Fund	0.691%		6,449,959	645,060

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
8	United States Treasury Bill	0.327%	1/19/17	100	100
8,9	United States Treasury Bill	0.320%	1/26/17	2,100	2,099
8,9	United States Treasury Bill	0.310%–0.370%	2/2/17	2,800	2,798
8,9	United States Treasury Bill	0.341%	2/9/17	3,600	3,597
8	United States Treasury Bill	0.454%	4/20/17	4,700	4,690
8	United States Treasury Bill	0.557%–0.566%	4/27/17	1,600	1,596
9	United States Treasury Bill	0.571%–0.597%	5/4/17	4,200	4,190
					19,070
Total Temporary Cash Investments (Cost $664,108)					664,130
Total Investments (102.0%) (Cost $19,231,221)					21,958,138
Other Assets and Liabilities-Net (-2.0%)7,8,9					(433,780)
Net Assets (100%)					21,524,358

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $375,406,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.2% and 2.2%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate value of these securities was $484,165,000, representing 2.2% of net assets.
3 Restricted securities totaling $439,194,000, representing 2.0% of net assets.
4 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
5 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
7 Includes $396,528,000 of collateral received for securities on loan.
8 Securities with a value of $9,884,000 and cash of $1,876,000 have been segregated as initial margin for open futures contracts.
9 Securities with a value of $7,942,000 and cash of $400,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

International Growth Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	2,009,644	219,312	—
Common Stocks—Other	2,599,521	16,026,337	315,808
Preferred Stocks	—	—	123,386
Temporary Cash Investments	645,060	19,070	—
Futures Contracts—Assets[1]	769	—	—
Futures Contracts—Liabilities[1]	(155)	—	—
Forward Currency Contracts—Assets	—	4,636	—
Forward Currency Contracts—Liabilities	—	(13,215)	—
Total	5,254,839	16,256,140	439,194
1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the fund in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended November 30, 2016. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

	Investments in	Investments in
	Common Stocks	Preferred Stocks
	($000)	($000)
Amount valued based on Level 3 Inputs
Balance as of August 31, 2016	327,541	116,756
Change in Unrealized Appreciation (Depreciation)	(11,733)	6,630
Balance as of November 30, 2016	315,808	123,386
Net change in unrealized appreciation (depreciation) from investments still held as of November 30, 2016, was ($5,103,000).

International Growth Fund

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of November 30, 2016:

Security Type	Fair Value	Valuation Technique	Unobservable Input	Amount
	($000)
Common Stocks	315,808	Market Approach	Purchase Price	$2,262.655
			Purchase Price	2,228.610
			Recent Market Transaction	1,899.027
			Recent Market Transaction	182.735
			Recent Market Transaction	181.787
			Discounted Purchase Price	77.720
			Discounted Recent Market	68.730
			Transaction
			Comparable Company	24.483
			Approach
Preferred Stocks	123,386	Market Approach	Recent Market Transaction	3.861
			Marked-up Purchase Price	1.148

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the

International Growth Fund

net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2016	2,943	95,251	900
Topix Index	December 2016	399	51,615	3,140
S&P ASX 200 Index	December 2016	398	40,007	494
FTSE 100 Index	December 2016	83	7,032	(192)
				4,342

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At November 30, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

	Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	12/13/16	JPY	4,338,573	USD	41,152	(3,194)
BNP Paribas	12/21/16	EUR	33,780	USD	37,355	(1,508)
Toronto-Dominion Securities	12/21/16	EUR	28,034	USD	31,641	(1,891)
Barclays Bank plc	12/21/16	EUR	23,795	USD	26,258	(1,007)
BNP Paribas	12/21/16	EUR	15,856	USD	16,805	22
Barclays Bank plc	12/13/16	JPY	1,570,590	USD	15,092	(1,351)

International Growth Fund

Goldman Sachs International	12/20/16	AUD	20,158	USD	15,034	(156)
Bank of America N.A	12/21/16	GBP	10,726	USD	14,354	(923)
JPMorgan Chase Bank N.A.	12/20/16	AUD	17,299	USD	13,174	(408)
Citibank, N.A.	12/21/16	EUR	10,062	USD	10,931	(253)
BNP Paribas	12/20/16	AUD	9,920	USD	7,264	57
Barclays Bank plc	12/20/16	AUD	9,215	USD	6,926	(125)
JPMorgan Chase Bank N.A.	12/13/16	JPY	658,790	USD	6,393	(630)
UBS AG	12/13/16	JPY	560,070	USD	5,566	(666)
JPMorgan Chase Bank N.A.	12/21/16	GBP	3,892	USD	5,178	(304)
Goldman Sachs International	12/21/16	EUR	4,468	USD	4,991	(250)
BNP Paribas	12/21/16	GBP	3,573	USD	4,643	(169)
BNP Paribas	12/20/16	AUD	5,448	USD	4,086	(65)
Citibank, N.A.	12/13/16	JPY	355,250	USD	3,267	(159)
UBS AG	12/20/16	AUD	3,650	USD	2,794	(100)
Citibank, N.A.	12/20/16	AUD	3,192	USD	2,388	(32)
Goldman Sachs International	12/21/16	GBP	1,569	USD	1,931	34
BNP Paribas	12/21/16	GBP	1,152	USD	1,432	9
Goldman Sachs International	12/21/16	GBP	481	USD	619	(16)
Citibank, N.A.	12/21/16	GBP	419	USD	518	6
Toronto-Dominion Securities	12/21/16	GBP	405	USD	505	2
BNP Paribas	12/21/16	USD	14,847	GBP	11,406	566
Citibank, N.A.	12/21/16	USD	11,463	EUR	10,382	445
Barclays Bank plc	12/21/16	USD	10,184	EUR	9,074	555
JPMorgan Chase Bank N.A.	12/21/16	USD	8,550	EUR	7,717	361
BNP Paribas	12/13/16	USD	5,830	JPY	612,140	475
Bank of America N.A	12/13/16	USD	5,110	JPY	527,865	492
Citibank, N.A.	12/13/16	USD	5,046	JPY	510,225	583
UBS AG	12/20/16	USD	4,525	AUD	5,977	113
JPMorgan Chase Bank N.A.	12/20/16	USD	4,011	AUD	5,312	90
BNP Paribas	12/20/16	USD	3,429	AUD	4,508	101
Barclays Bank plc	12/13/16	USD	3,352	JPY	336,875	405
Goldman Sachs International	12/21/16	USD	2,618	GBP	2,008	103
Barclays Bank plc	12/21/16	USD	2,317	GPB	1,769	103
Citibank, N.A.	12/21/16	USD	1,901	GBP	1,427	114
Barclays Bank plc	12/21/16	USD	431	GBP	351	(8)
						(8,579)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

International Growth Fund

At November 30, 2016, the counterparty had deposited in segregated accounts securities with a value of $625,000 in connection with open forward currency contracts.

E. At November 30, 2016, the cost of investment securities for tax purposes was $19,233,245,000. Net unrealized appreciation of investment securities for tax purposes was $2,724,893,000, consisting of unrealized gains of $4,647,482,000 on securities that had risen in value since their purchase and $1,922,589,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
	Aug. 31,		Proceeds
	2016		from		Capital Gain	Nov. 30, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Home 24AG	38,841	—	—	—	—	44,874
Vanguard FTSE All-World ex-US
ETF	50,757	—	—	288	—	49,324
Vanguard Market Liquidity Fund	565,037	NA2	NA2	410	—	645,060
You & Mr. Jones	44,800	—	—	—	—	51,430
Total	699,435			698	—	790,688
1	Includes net realized gain (loss) on affiliated investment securities sold of $18,000.
2	Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard FTSE Social Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Basic Materials (2.0%)
Praxair Inc.	52,679	6,337
LyondellBasell Industries NV Class A	64,352	5,812
Air Products & Chemicals Inc.	40,020	5,781
Ecolab Inc.	48,596	5,673
PPG Industries Inc.	49,171	4,717
Nucor Corp.	58,269	3,624
Newmont Mining Corp.	97,305	3,157
Mosaic Co.	65,165	1,851
International Flavors & Fragrances Inc.	14,754	1,786
Arconic Inc.	80,212	1,546
FMC Corp.	24,695	1,386
Ashland Global Holdings Inc.	11,512	1,297
CF Industries Holdings Inc.	42,904	1,242
Avery Dennison Corp.	16,579	1,195
* Alcoa Corp.	26,404	765
* Versum Materials Inc.	20,410	499
Westlake Chemical Corp.	6,883	407
		47,075
Consumer Goods (9.8%)
Procter & Gamble Co.	471,455	38,876
PepsiCo Inc.	265,360	26,563
Mondelez International Inc. Class A	286,029	11,796
Colgate-Palmolive Co.	165,898	10,822
NIKE Inc. Class B	203,912	10,210
General Motors Co.	264,675	9,139
Kraft Heinz Co.	109,825	8,967
Ford Motor Co.	716,096	8,565
Kimberly-Clark Corp.	66,419	7,679
General Mills Inc.	109,960	6,701
Activision Blizzard Inc.	128,090	4,689
* Electronic Arts Inc.	53,326	4,226
Newell Brands Inc.	88,781	4,174
VF Corp.	61,160	3,334
Stanley Black & Decker Inc.	27,507	3,263
Delphi Automotive plc	50,535	3,234
Kellogg Co.	43,856	3,158
Estee Lauder Cos. Inc. Class A	39,359	3,058
Dr Pepper Snapple Group Inc.	34,219	2,968
Conagra Brands Inc.	80,453	2,952
Clorox Co.	23,829	2,754
Hershey Co.	28,118	2,717
Genuine Parts Co.	27,533	2,650
JM Smucker Co.	20,740	2,612
Mead Johnson Nutrition Co.	34,380	2,478
* Mohawk Industries Inc.	11,545	2,279
Whirlpool Corp.	13,973	2,270
Church & Dwight Co. Inc.	47,337	2,073
Harley-Davidson Inc.	33,029	2,011

	Mattel Inc.	62,555	1,975
	McCormick & Co. Inc.	21,215	1,935
	Campbell Soup Co.	33,116	1,884
	Coach Inc.	51,545	1,876
	DR Horton Inc.	63,755	1,767
	Bunge Ltd.	25,561	1,745
	Snap-on Inc.	10,390	1,737
	Hormel Foods Corp.	50,707	1,736
	Lear Corp.	13,222	1,712
	Autoliv Inc.	16,260	1,682
*	LKQ Corp.	50,814	1,668
	Hanesbrands Inc.	69,794	1,621
	PVH Corp.	14,247	1,509
	BorgWarner Inc.	39,429	1,404
	Harman International Industries Inc.	12,766	1,396
*	Michael Kors Holdings Ltd.	30,030	1,396
	Coca-Cola European Partners plc	42,268	1,372
	Leggett & Platt Inc.	24,640	1,184
	Ralph Lauren Corp. Class A	10,344	1,082
*	lululemon athletica Inc.	18,069	1,030
	Under Armour Inc.	37,314	962
*,^ Under Armour Inc. Class A		31,017	955
	Polaris Industries Inc.	10,937	950
*	Adient plc	17,548	940
*	Lamb Weston Holdings Inc.	26,651	892
*	Edgewell Personal Care Co.	10,917	864
*	Herbalife Ltd.	17,163	842
*	Toll Brothers Inc.	27,341	811
			235,145
Consumer Services (10.2%)
	Home Depot Inc.	227,891	29,489
	Walt Disney Co.	296,372	29,376
	McDonald's Corp.	157,453	18,779
	CVS Health Corp.	197,958	15,221
	Starbucks Corp.	259,161	15,024
*	Priceline Group Inc.	9,204	13,840
	Time Warner Inc.	143,328	13,160
	Lowe's Cos. Inc.	163,471	11,533
	TJX Cos. Inc.	122,352	9,585
	McKesson Corp.	41,498	5,968
	Sysco Corp.	95,189	5,069
	Ross Stores Inc.	73,623	4,976
*	O'Reilly Automotive Inc.	17,563	4,821
*	AutoZone Inc.	5,381	4,214
	Cardinal Health Inc.	58,874	4,181
	Omnicom Group Inc.	43,652	3,795
	Dollar General Corp.	48,270	3,732
*	Dollar Tree Inc.	40,957	3,611
*	Ulta Salon Cosmetics & Fragrance Inc.	11,125	2,887
	L Brands Inc.	39,824	2,796
	Nielsen Holdings plc	63,429	2,734
	Expedia Inc.	21,986	2,727
	AmerisourceBergen Corp. Class A	33,909	2,645
	Macy's Inc.	56,821	2,398
	Viacom Inc. Class B	63,852	2,393
	Advance Auto Parts Inc.	13,478	2,288
	Best Buy Co. Inc.	47,840	2,186

* Chipotle Mexican Grill Inc. Class A	5,418	2,147
* CarMax Inc.	35,315	2,041
Foot Locker Inc.	25,031	1,794
Interpublic Group of Cos. Inc.	73,951	1,780
Tiffany & Co.	21,322	1,759
Kohl's Corp.	31,866	1,715
Darden Restaurants Inc.	23,207	1,701
Nordstrom Inc.	25,760	1,441
Tractor Supply Co.	18,725	1,406
Signet Jewelers Ltd.	14,385	1,313
Bed Bath & Beyond Inc.	28,538	1,279
Staples Inc.	118,952	1,150
* Discovery Communications Inc.	42,421	1,122
Gap Inc.	41,507	1,036
Scripps Networks Interactive Inc. Class A	13,039	903
H&R Block Inc.	40,702	902
TEGNA Inc.	39,463	885
Dun & Bradstreet Corp.	6,736	820
* Discovery Communications Inc. Class A	27,781	753
* AutoNation Inc.	12,188	544
Hertz Global Holdings Inc.	15,317	386
Herc Holdings Inc.	5,331	212
		246,517
Financials (25.4%)
JPMorgan Chase & Co.	666,019	53,395
Wells Fargo & Co.	932,609	49,354
Bank of America Corp.	1,894,308	40,008
Citigroup Inc.	535,820	30,215
Visa Inc. Class A	347,922	26,901
Mastercard Inc. Class A	178,862	18,280
US Bancorp	318,482	15,803
Goldman Sachs Group Inc.	70,318	15,420
American International Group Inc.	197,289	12,494
Chubb Ltd.	85,396	10,931
Morgan Stanley	258,647	10,698
American Express Co.	148,048	10,665
Simon Property Group Inc.	57,915	10,404
PNC Financial Services Group Inc.	90,489	10,003
Bank of New York Mellon Corp.	198,677	9,421
MetLife Inc.	164,105	9,027
BlackRock Inc.	22,729	8,428
Prudential Financial Inc.	80,499	8,098
American Tower Corporation	77,980	7,975
Charles Schwab Corp.	205,663	7,951
Capital One Financial Corp.	85,221	7,162
BB&T Corp.	149,398	6,760
Marsh & McLennan Cos. Inc.	96,104	6,661
CME Group Inc.	58,821	6,641
Intercontinental Exchange Inc.	109,550	6,069
Travelers Cos. Inc.	53,212	6,032
S&P Global Inc.	48,992	5,830
State Street Corp.	72,006	5,674
Public Storage	26,764	5,602
Aon plc	48,939	5,584
Synchrony Financial	153,104	5,291
Aflac Inc.	72,431	5,170
Discover Financial Services	74,722	5,064

Prologis Inc.	96,613	4,918
Allstate Corp.	69,078	4,830
SunTrust Banks Inc.	92,040	4,781
Equinix Inc.	13,091	4,435
Weyerhaeuser Co.	137,935	4,252
AvalonBay Communities Inc.	25,148	4,137
Welltower Inc.	65,635	4,121
Equity Residential	66,229	3,974
M&T Bank Corp.	27,400	3,944
Ventas Inc.	64,350	3,888
Fifth Third Bancorp	140,962	3,668
Moody's Corp.	35,419	3,560
Boston Properties Inc.	28,172	3,490
KeyCorp	201,411	3,486
Northern Trust Corp.	41,965	3,447
Ameriprise Financial Inc.	29,816	3,405
Hartford Financial Services Group Inc.	71,192	3,355
Progressive Corp.	98,901	3,293
T. Rowe Price Group Inc.	44,026	3,261
Citizens Financial Group Inc.	95,351	3,195
Regions Financial Corp.	232,856	3,153
Willis Towers Watson plc	25,261	3,142
Principal Financial Group Inc.	53,272	3,073
Lincoln National Corp.	42,908	2,750
Franklin Resources Inc.	68,837	2,703
Digital Realty Trust Inc.	29,263	2,702
Realty Income Corp.	47,423	2,629
HCP Inc.	86,037	2,541
Equifax Inc.	21,892	2,506
Huntington Bancshares Inc.	198,929	2,479
Invesco Ltd.	75,468	2,363
General Growth Properties Inc.	92,418	2,342
First Republic Bank	27,465	2,249
Loews Corp.	49,330	2,203
* Markel Corp.	2,345	2,107
Comerica Inc.	32,050	2,043
Cincinnati Financial Corp.	26,111	2,004
Kimco Realty Corp.	77,224	1,972
Western Union Co.	90,326	1,900
Annaly Capital Management Inc.	182,749	1,868
Unum Group	43,291	1,830
XL Group Ltd.	50,613	1,829
Macerich Co.	26,402	1,792
Ally Financial Inc.	89,646	1,741
* Arch Capital Group Ltd.	20,975	1,735
Everest Re Group Ltd.	7,868	1,657
Arthur J Gallagher & Co.	32,613	1,642
Duke Realty Corp.	64,548	1,641
* Alleghany Corp.	2,836	1,611
TD Ameritrade Holding Corp.	37,760	1,548
Zions Bancorporation	38,222	1,521
CIT Group Inc.	37,084	1,515
* CBRE Group Inc. Class A	51,908	1,507
Torchmark Corp.	21,164	1,483
VEREIT Inc.	177,455	1,471
Iron Mountain Inc.	44,241	1,460
Voya Financial Inc.	37,058	1,440

New York Community Bancorp Inc.	86,254	1,378
Regency Centers Corp.	19,109	1,277
AGNC Investment Corp.	61,136	1,141
WR Berkley Corp.	18,243	1,127
People's United Financial Inc.	57,745	1,081
Liberty Property Trust	27,141	1,069
Navient Corp.	58,229	1,003
Assurant Inc.	11,168	964
Commerce Bancshares Inc.	17,518	960
Axis Capital Holdings Ltd.	15,631	954
Hospitality Properties Trust	32,487	942
RenaissanceRe Holdings Ltd.	7,204	941
Weingarten Realty Investors	21,916	778
* Santander Consumer USA Holdings Inc.	18,976	261
* Quality Care Properties Inc.	16,927	254
		610,733
Health Care (17.9%)
Johnson & Johnson	506,407	56,363
Pfizer Inc.	1,118,424	35,946
Merck & Co. Inc.	511,847	31,320
UnitedHealth Group Inc.	176,916	28,009
Amgen Inc.246	138,047	19,888
Medtronic plc	256,962	18,761
AbbVie Inc.	298,035	18,121
Bristol-Myers Squibb Co.	307,271	17,342
* Celgene Corp.	144,060	17,073
* Allergan plc	72,928	14,170
Eli Lilly & Co.	181,401	12,176
* Biogen Inc.	40,281	11,845
Abbott Laboratories	271,630	10,341
* Express Scripts Holding Co.	116,732	8,858
Aetna Inc.	64,917	8,494
Anthem Inc.	48,506	6,914
Becton Dickinson and Co.	39,207	6,630
Cigna Corp.235	47,404	6,387
Stryker Corp.	51,630	5,868
Humana Inc.	27,351	5,816
* Regeneron Pharmaceuticals Inc.	15,023	5,697
* Boston Scientific Corp.	250,311	5,121
* Alexion Pharmaceuticals Inc.	41,271	5,059
Zoetis Inc.	91,980	4,634
* Intuitive Surgical Inc.	7,132	4,591
Baxter International Inc.	100,228	4,447
St. Jude Medical Inc.	52,336	4,145
* HCA Holdings Inc.	53,713	3,808
Zimmer Biomet Holdings Inc.	36,583	3,726
* Vertex Pharmaceuticals Inc.	45,504	3,714
* Edwards Lifesciences Corp.	38,943	3,226
* Incyte Corp.	30,899	3,161
* Mylan NV	83,897	3,072
CR Bard Inc.	13,728	2,890
* BioMarin Pharmaceutical Inc.	30,725	2,631
Dentsply Sirona Inc.	42,970	2,500
* DaVita Inc.	38,067	2,412
* Laboratory Corp. of America Holdings	18,770	2,362
Quest Diagnostics Inc.	25,879	2,263
* Henry Schein Inc.	15,055	2,243

Perrigo Co. plc	24,452	2,111
Universal Health Services Inc. Class B	16,649	2,048
* Quintiles IMS Holdings Inc.	26,340	2,024
* Hologic Inc.	51,951	1,989
* Waters Corp.	14,110	1,899
* Centene Corp.	30,779	1,774
* Varian Medical Systems Inc.	17,132	1,539
* Mallinckrodt plc	20,024	1,055
* Jazz Pharmaceuticals plc	10,072	1,044
* Endo International plc	40,979	656
* Alnylam Pharmaceuticals Inc.	13,708	601
Patterson Cos. Inc.	14,890	577
		429,341
Industrials (7.5%)
Union Pacific Corp.	155,014	15,708
United Parcel Service Inc. Class B	127,264	14,752
FedEx Corp.	45,993	8,815
Automatic Data Processing Inc.	83,924	8,058
* PayPal Holdings Inc.	200,398	7,872
* Johnson Controls International plc	173,286	7,794
Illinois Tool Works Inc.	59,221	7,413
CSX Corp.	174,471	6,248
Norfolk Southern Corp.	54,067	5,756
Waste Management Inc.	82,249	5,718
Eaton Corp. plc	84,731	5,635
Deere & Co.	54,791	5,490
Cummins Inc.	31,022	4,398
* Fiserv Inc.	40,473	4,234
PACCAR Inc.	65,320	4,060
Sherwin-Williams Co.	13,948	3,747
Parker-Hannifin Corp.	25,329	3,519
Rockwell Automation Inc.	23,849	3,189
Vulcan Materials Co.	24,420	3,068
Agilent Technologies Inc.	60,183	2,647
Martin Marietta Materials Inc.	11,668	2,561
Alliance Data Systems Corp.	10,822	2,476
Ball Corp.	32,165	2,414
* Verisk Analytics Inc. Class A	28,653	2,381
Fastenal Co.	49,126	2,329
WW Grainger Inc.	9,541	2,200
Dover Corp.	29,030	2,108
AMETEK Inc.	43,120	2,042
CH Robinson Worldwide Inc.	26,476	1,982
Masco Corp.	62,491	1,978
Kansas City Southern	20,046	1,778
Expeditors International of Washington Inc.	33,546	1,769
Xerox Corp.	185,789	1,737
Xylem Inc.	32,662	1,685
Sealed Air Corp.	36,463	1,663
JB Hunt Transport Services Inc.	16,293	1,554
Fortune Brands Home & Security Inc.	27,906	1,539
* United Rentals Inc.	14,217	1,438
* Flex Ltd.	100,520	1,431
Total System Services Inc.	28,928	1,424
Broadridge Financial Solutions Inc.	21,663	1,402
* Trimble Inc.	46,116	1,300
* Keysight Technologies Inc.	31,780	1,170

	Allegion plc	17,456	1,168
*	Sensata Technologies Holding NV	30,914	1,155
*	Arrow Electronics Inc.	16,727	1,142
	ManpowerGroup Inc.	12,619	1,078
	Avnet Inc.	23,482	1,078
	Robert Half International Inc.	22,935	1,029
	MDU Resources Group Inc.	35,535	989
	Bemis Co. Inc.	17,249	864
	Jabil Circuit Inc.	32,021	677
			179,662
Oil & Gas (3.3%)
	EOG Resources Inc.	101,165	10,371
	Occidental Petroleum Corp.	140,790	10,047
	Kinder Morgan Inc.	349,970	7,769
	Anadarko Petroleum Corp.	102,155	7,064
	Pioneer Natural Resources Co.	31,212	5,963
	Spectra Energy Corp.	128,781	5,273
	Valero Energy Corp.	85,006	5,233
	Devon Energy Corp.	96,516	4,665
	Apache Corp.	69,520	4,585
	Williams Cos. Inc.	137,896	4,233
	Marathon Oil Corp.	155,214	2,803
	EQT Corp.	31,848	2,232
	Tesoro Corp.	20,868	1,698
*	Newfield Exploration Co.	36,663	1,658
	Helmerich & Payne Inc.	19,171	1,450
*	FMC Technologies Inc.	41,414	1,419
	Range Resources Corp.	37,798	1,330
	Murphy Oil Corp.	30,194	1,024
	Core Laboratories NV	7,974	891
*	First Solar Inc.	12,965	393
			80,101
Technology (23.2%)
	Apple Inc.	993,592	109,812
	Microsoft Corp.	1,393,783	83,989
*	Facebook Inc. Class A	404,963	47,956
*	Alphabet Inc. Class A	54,367	42,182
*	Alphabet Inc.	53,501	40,556
	Intel Corp.	873,557	30,312
	Cisco Systems Inc.	928,157	27,678
	Oracle Corp.	589,438	23,689
	QUALCOMM Inc.	270,789	18,449
	Texas Instruments Inc.	185,315	13,700
*	Adobe Systems Inc.	92,401	9,500
	NVIDIA Corp.	94,496	8,713
*	salesforce.com Inc.	113,913	8,202
	Applied Materials Inc.	201,063	6,474
*	Cognizant Technology Solutions Corp. Class A	112,623	6,203
	Intuit Inc.	44,103	5,014
*	NXP Semiconductors NV	50,327	4,990
	Corning Inc.	191,370	4,599
*	Micron Technology Inc.	190,760	3,726
	Western Digital Corp.	48,884	3,112
	Lam Research Corp.	29,340	3,111
*	Autodesk Inc.	41,233	2,994
	Symantec Corp.	113,433	2,767

*	Cerner Corp.		53,720	2,674
*	Red Hat Inc.		33,656	2,662
	Skyworks Solutions Inc.		34,495	2,651
	Xilinx Inc.		47,229	2,549
*	Citrix Systems Inc.		28,592	2,480
*	ServiceNow Inc.		28,416	2,363
	KLA-Tencor Corp.		28,638	2,286
*	Dell Technologies Inc. Class V		39,739	2,128
	Seagate Technology plc		52,431	2,102
	Maxim Integrated Products Inc.		52,318	2,055
*	Akamai Technologies Inc.		30,764	2,052
*	Check Point Software Technologies Ltd.		24,224	1,994
	Juniper Networks Inc.		71,120	1,959
	NetApp Inc.		51,194	1,872
*	Workday Inc. Class A		21,875	1,844
	CA Inc.		57,615	1,841
*	F5 Networks Inc.		12,202	1,717
*	Synopsys Inc.		27,847	1,684
	Amdocs Ltd.		27,949	1,648
	CDK Global Inc.		27,550	1,590
*	VeriSign Inc.		19,869	1,567
*	Splunk Inc.		23,928	1,379
*	Mobileye NV		33,136	1,234
*,^ VMware Inc. Class A			13,006	1,055
	CSRA Inc.		29,708	951
*	Yandex NV Class A		45,324	862
				556,927
Telecommunications (0.2%)
*	T-Mobile US Inc.		48,410	2,624
*	Sprint Corp.		153,104	1,200
	Frontier Communications Corp.		214,755	784
				4,608
Utilities (0.5%)
	Sempra Energy		45,879	4,579
	American Water Works Co. Inc.		33,825	2,451
	ONEOK Inc.		38,904	2,137
	CenterPoint Energy Inc.		78,626	1,876
	NiSource Inc.		59,159	1,298
*	Calpine Corp.		55,963	624
				12,965
Total Common Stocks (Cost $1,911,406)				2,403,074
		Coupon	Shares
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1,2 Vanguard Market Liquidity Fund (Cost $1,106)		0.691%	11,060	1,106

Total Investments (100.0%) (Cost $1,912,512)				2,404,180

Other Assets and Liabilities-Net (0.0%)2				124
Net Assets (100%)				2,404,304

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,067,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 Includes $1,105,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2016, the cost of investment securities for tax purposes was $1,912,512,000. Net unrealized appreciation of investment securities for tax purposes was $491,668,000, consisting of unrealized gains of $531,662,000 on securities that had risen in value since their purchase and $39,994,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)1
Basic Materials (1.9%)
EI du Pont de Nemours & Co.	63,598	4,681
Dow Chemical Co.	81,949	4,566
Praxair Inc.	20,691	2,489
Air Products & Chemicals Inc.	15,736	2,273
Ecolab Inc.	19,128	2,233
LyondellBasell Industries NV Class A	24,164	2,183
PPG Industries Inc.	19,326	1,854
International Paper Co.	29,805	1,452
Nucor Corp.	23,091	1,436
		23,167
Consumer Goods (9.3%)
Procter & Gamble Co.	186,568	15,384
Coca-Cola Co.	282,305	11,391
PepsiCo Inc.	104,662	10,477
Philip Morris International Inc.	112,894	9,966
Altria Group Inc.	142,020	9,079
NIKE Inc. Class B	98,045	4,909
Mondelez International Inc. Class A	107,407	4,429
Colgate-Palmolive Co.	64,830	4,229
Kraft Heinz Co.	44,209	3,610
General Motors Co.	102,277	3,532
Ford Motor Co.	283,789	3,394
Reynolds American Inc.	62,283	3,369
Monsanto Co.	31,771	3,263
Kimberly-Clark Corp.	26,133	3,021
General Mills Inc.	43,547	2,654
Constellation Brands Inc. Class A	12,237	1,849
Archer-Daniels-Midland Co.	42,430	1,834
Activision Blizzard Inc.	48,428	1,773
*,^ Tesla Motors Inc.	8,817	1,670
* Monster Beverage Corp.	31,201	1,396
VF Corp.	24,177	1,318
Stanley Black & Decker Inc.	10,939	1,298
Kellogg Co.	17,847	1,285
Estee Lauder Cos. Inc. Class A	16,030	1,246
Hershey Co.	10,033	970
Mead Johnson Nutrition Co.	13,410	967
Campbell Soup Co.	14,642	833
Delphi Automotive plc	9,899	634
Tyson Foods Inc. Class A	10,910	620
Brown-Forman Corp. Class B	13,173	597
		110,997
Consumer Services (13.6%)
* Amazon.com Inc.	29,290	21,984
Comcast Corp. Class A	174,638	12,139
Home Depot Inc.	89,804	11,621
Walt Disney Co.	105,103	10,418
McDonald's Corp.	61,999	7,395

Wal-Mart Stores Inc.	101,936	7,179
CVS Health Corp.	77,513	5,960
Starbucks Corp.	101,218	5,868
Walgreens Boots Alliance Inc.	66,969	5,674
* Priceline Group Inc.	3,597	5,409
Time Warner Inc.	53,779	4,938
Costco Wholesale Corp.	31,851	4,781
Lowe's Cos. Inc.	64,474	4,549
Charter Communications Inc. Class A	14,769	4,066
TJX Cos. Inc.	45,595	3,572
* Netflix Inc.	29,598	3,463
Target Corp.	41,726	3,223
Delta Air Lines Inc.	54,344	2,618
McKesson Corp.	16,382	2,356
Kroger Co.	68,895	2,225
Twenty-First Century Fox Inc. Class A	77,266	2,172
* eBay Inc.	77,762	2,162
Southwest Airlines Co.	45,078	2,101
Sysco Corp.	36,786	1,959
Las Vegas Sands Corp.	28,865	1,809
* O'Reilly Automotive Inc.	6,549	1,798
American Airlines Group Inc.	38,455	1,786
CBS Corp. Class B	28,579	1,735
* AutoZone Inc.	2,128	1,667
Cardinal Health Inc.	23,174	1,646
Yum! Brands Inc.	25,246	1,600
Omnicom Group Inc.	17,283	1,502
Carnival Corp.	27,969	1,438
Dollar General Corp.	18,475	1,428
L Brands Inc.	17,745	1,246
Hilton Worldwide Holdings Inc.	43,155	1,082
Viacom Inc. Class B	25,912	971
* DISH Network Corp. Class A	15,689	901
Marriott International Inc. Class A	10,692	842
Twenty-First Century Fox Inc.	29,004	814
* United Continental Holdings Inc.	10,002	690
^ Sirius XM Holdings Inc.	123,570	565
AmerisourceBergen Corp. Class A	6,715	524
		161,876
Financials (18.5%)
* Berkshire Hathaway Inc. Class B	138,668	21,832
JPMorgan Chase & Co.	262,548	21,048
Wells Fargo & Co.	330,055	17,466
Bank of America Corp.	741,976	15,670
Citigroup Inc.	200,626	11,313
Visa Inc. Class A	137,182	10,607
Mastercard Inc. Class A	70,564	7,212
US Bancorp	118,154	5,863
Goldman Sachs Group Inc.	26,503	5,812
American International Group Inc.	73,968	4,684
Morgan Stanley	104,257	4,312
American Express Co.	57,187	4,120
Chubb Ltd.	32,138	4,114
Simon Property Group Inc.	22,876	4,110
PNC Financial Services Group Inc.	35,758	3,953
MetLife Inc.	63,973	3,519
Bank of New York Mellon Corp.	73,869	3,503

Charles Schwab Corp.	86,669	3,351
Prudential Financial Inc.	31,850	3,204
American Tower Corporation	30,904	3,161
Capital One Financial Corp.	37,335	3,138
BlackRock Inc.	7,667	2,843
BB&T Corp.	59,082	2,673
CME Group Inc.	23,402	2,642
Marsh & McLennan Cos. Inc.	37,634	2,608
Travelers Cos. Inc.	20,934	2,373
S&P Global Inc.	19,173	2,281
Intercontinental Exchange Inc.	41,040	2,274
Public Storage	10,685	2,236
Aon plc	19,313	2,204
Aflac Inc.	29,765	2,125
Crown Castle International Corp.	24,491	2,044
State Street Corp.	25,475	2,007
Synchrony Financial	57,496	1,987
Discover Financial Services	29,313	1,987
Prologis Inc.	38,089	1,939
Allstate Corp.	26,979	1,886
SunTrust Banks Inc.	36,094	1,875
Weyerhaeuser Co.	54,341	1,675
Welltower Inc.	26,031	1,634
Equity Residential	26,589	1,596
Ventas Inc.	25,597	1,547
Fifth Third Bancorp	55,706	1,449
Progressive Corp.	42,346	1,410
Boston Properties Inc.	11,151	1,381
Ameriprise Financial Inc.	11,821	1,350
Northern Trust Corp.	15,740	1,293
T. Rowe Price Group Inc.	17,218	1,275
Vornado Realty Trust	12,362	1,208
HCP Inc.	34,031	1,005
Franklin Resources Inc.	25,067	984
General Growth Properties Inc.	38,663	980
Loews Corp.	20,784	928
AvalonBay Communities Inc.	5,038	829
TD Ameritrade Holding Corp.	17,229	707
* Berkshire Hathaway Inc. Class A	1	237
		221,464
Health Care (13.9%)
Johnson & Johnson	199,005	22,149
Pfizer Inc.	441,036	14,175
Merck & Co. Inc.	201,110	12,306
UnitedHealth Group Inc.	69,228	10,960
Amgen Inc.	54,445	7,844
Medtronic plc	101,437	7,406
AbbVie Inc.	118,361	7,196
Gilead Sciences Inc.	95,907	7,068
Bristol-Myers Squibb Co.	121,407	6,852
* Celgene Corp.	56,352	6,678
* Allergan plc	28,799	5,596
Eli Lilly & Co.	72,245	4,849
* Biogen Inc.	15,924	4,683
Abbott Laboratories	106,834	4,067
Thermo Fisher Scientific Inc.	28,663	4,016
* Express Scripts Holding Co.	45,743	3,471

Aetna Inc.	25,535	3,341
Anthem Inc.	19,148	2,729
Becton Dickinson and Co.	15,452	2,613
Cigna Corp.	18,647	2,513
Stryker Corp.	21,713	2,468
Humana Inc.	10,861	2,310
* Regeneron Pharmaceuticals Inc.	5,628	2,134
* Boston Scientific Corp.	98,630	2,018
* Alexion Pharmaceuticals Inc.	15,473	1,897
Zoetis Inc.	35,994	1,813
* Intuitive Surgical Inc.	2,803	1,804
* HCA Holdings Inc.	23,360	1,656
St. Jude Medical Inc.	20,774	1,645
Baxter International Inc.	35,557	1,578
* Vertex Pharmaceuticals Inc.	18,015	1,470
* Illumina Inc.	10,677	1,422
Zimmer Biomet Holdings Inc.	13,782	1,404
* Mylan NV	33,100	1,212
Perrigo Co. plc	5,010	433
		165,776
Industrials (11.2%)
General Electric Co.	651,724	20,047
3M Co.	43,972	7,552
Boeing Co.	43,083	6,487
Honeywell International Inc.	55,330	6,304
United Technologies Corp.	57,791	6,225
Union Pacific Corp.	60,650	6,146
United Parcel Service Inc. Class B	50,256	5,826
Accenture plc Class A	45,274	5,407
Lockheed Martin Corp.	18,138	4,811
Caterpillar Inc.	42,565	4,068
Danaher Corp.	45,128	3,528
FedEx Corp.	17,360	3,327
General Dynamics Corp.	18,848	3,305
* PayPal Holdings Inc.	83,462	3,278
Northrop Grumman Corp.	13,003	3,246
Raytheon Co.	21,422	3,203
* Johnson Controls International plc	68,079	3,062
Automatic Data Processing Inc.	31,617	3,036
Illinois Tool Works Inc.	23,250	2,910
Emerson Electric Co.	46,858	2,645
CSX Corp.	68,877	2,467
Norfolk Southern Corp.	21,352	2,273
Waste Management Inc.	32,087	2,231
Eaton Corp. plc	33,020	2,196
Deere & Co.	21,738	2,178
TE Connectivity Ltd.	25,885	1,751
Cummins Inc.	12,228	1,734
* LinkedIn Corp. Class A	8,712	1,701
PACCAR Inc.	25,472	1,583
Sherwin-Williams Co.	5,705	1,533
Ingersoll-Rand plc	18,731	1,396
Paychex Inc.	23,519	1,386
Parker-Hannifin Corp.	9,782	1,359
Rockwell Automation Inc.	9,436	1,262
Fortive Corp.	22,620	1,244
Agilent Technologies Inc.	23,605	1,038

	Republic Services Inc. Class A	17,474	970
	Fidelity National Information Services Inc.	12,002	926
			133,641
Oil & Gas (7.7%)
	Exxon Mobil Corp.	301,418	26,314
	Chevron Corp.	137,230	15,309
	Schlumberger Ltd.	101,209	8,507
	ConocoPhillips	90,109	4,372
	EOG Resources Inc.	40,129	4,114
	Occidental Petroleum Corp.	55,624	3,969
	Halliburton Co.	59,614	3,165
	Kinder Morgan Inc.	138,107	3,066
	Anadarko Petroleum Corp.	40,172	2,778
	Phillips 66	32,237	2,678
	Pioneer Natural Resources Co.	12,330	2,356
	Spectra Energy Corp.	50,866	2,083
	Valero Energy Corp.	33,441	2,059
	Baker Hughes Inc.	31,104	2,001
	Apache Corp.	27,600	1,820
	Marathon Petroleum Corp.	38,356	1,803
	Williams Cos. Inc.	54,550	1,675
	Noble Energy Inc.	31,156	1,189
	Hess Corp.	20,737	1,160
	Devon Energy Corp.	18,082	874
*	Continental Resources Inc.	3,424	199
			91,491
Technology (18.0%)
	Apple Inc.	372,215	41,137
	Microsoft Corp.	538,257	32,435
*	Facebook Inc. Class A	168,911	20,002
*	Alphabet Inc. Class A	21,447	16,640
*	Alphabet Inc.	21,237	16,098
	Intel Corp.	343,977	11,936
	Cisco Systems Inc.	365,829	10,909
	International Business Machines Corp.	62,505	10,140
	Oracle Corp.	224,773	9,034
	QUALCOMM Inc.	107,234	7,306
	Texas Instruments Inc.	72,961	5,394
	Broadcom Ltd.	27,360	4,665
*	Adobe Systems Inc.	36,224	3,724
*	salesforce.com Inc.	46,716	3,364
	Hewlett Packard Enterprise Co.	121,021	2,880
*	Yahoo! Inc.	62,155	2,550
	Applied Materials Inc.	78,385	2,524
*	Cognizant Technology Solutions Corp. Class A	44,029	2,425
	Intuit Inc.	17,666	2,008
	HP Inc.	124,474	1,917
	Corning Inc.	75,280	1,809
	NVIDIA Corp.	18,500	1,706
	Analog Devices Inc.	22,297	1,655
*	Micron Technology Inc.	37,814	738
	CA Inc.	22,846	730
*,^ VMware Inc. Class A		5,849	475
*	Dell Technologies Inc. Class V	8,150	437
			214,638

Telecommunications (2.9%)
AT&T Inc.	447,366	17,282
Verizon Communications Inc.	296,470	14,794
*	T-Mobile US Inc.	20,909	1,133
CenturyLink Inc.	39,578	931
*	Sprint Corp.	42,728	335
34,475
Utilities (2.6%)
NextEra Energy Inc.	33,902	3,873
Duke Energy Corp.	50,014	3,690
Southern Co.	71,240	3,335
Dominion Resources Inc.	45,442	3,330
Exelon Corp.	66,854	2,173
PG&E Corp.	36,524	2,148
American Electric Power Co. Inc.	35,654	2,105
Sempra Energy	18,221	1,818
PPL Corp.	49,185	1,646
Edison International	23,674	1,628
Consolidated Edison Inc.	22,101	1,542
Public Service Enterprise Group Inc.	36,720	1,517
Xcel Energy Inc.	36,886	1,439
FirstEnergy Corp.	30,889	967
Entergy Corp.	6,474	445
31,656
Total Common Stocks (Cost $858,073)	1,189,181
Coupon
Temporary Cash Investments (0.4%)1
Money Market Fund (0.4%)
2,3 Vanguard Market Liquidity Fund	0.691%	47,485	4,749

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5 Federal Home Loan Bank Discount Notes	0.481%	2/17/17	100	100
4	United States Treasury Bill	0.275%–0.320%	12/8/16	300	300
400
Total Temporary Cash Investments (Cost $5,149)	5,149
Total Investments (100.0%) (Cost $863,222)	1,194,330
Other Assets and Liabilities-Net (0.0%)3	280
Net Assets (100%)	1,194,610

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,481,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $1,558,000 of collateral received for securities on loan.
4 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services..

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,189,181	—	—
Temporary Cash Investments	4,749	400	—
Futures Contracts—Liabilities[1]	(12)	—	—
Total	1,193,918	400	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Mega Cap Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	49	5,387	153

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2016, the cost of investment securities for tax purposes was $863,222,000. Net unrealized appreciation of investment securities for tax purposes was $331,108,000, consisting of unrealized gains of $346,891,000 on securities that had risen in value since their purchase and $15,783,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Growth Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Basic Materials (1.7%)
	Praxair Inc.	87,585	10,537
	Ecolab Inc.`	80,586	9,407
	PPG Industries Inc.	81,751	7,842
	Nucor Corp.	97,688	6,075
	Air Products & Chemicals Inc.	33,282	4,808
			38,669
Consumer Goods (10.8%)
	Coca-Cola Co.	1,192,774	48,129
	Philip Morris International Inc.	476,046	42,025
	NIKE Inc. Class B	413,810	20,720
	Altria Group Inc.	299,807	19,167
	Colgate-Palmolive Co.	273,543	17,843
	Kraft Heinz Co.	186,813	15,253
	Reynolds American Inc.	262,756	14,215
	Monsanto Co.	134,334	13,798
	Constellation Brands Inc. Class A	51,702	7,814
	Activision Blizzard Inc.	204,754	7,496
*,^ Tesla Motors Inc.		37,056	7,018
*	Monster Beverage Corp.	131,454	5,883
	VF Corp.	101,909	5,555
	Stanley Black & Decker Inc.	46,253	5,487
	Estee Lauder Cos. Inc. Class A	67,843	5,271
	Mead Johnson Nutrition Co.	56,657	4,084
	Hershey Co.	42,087	4,067
	Delphi Automotive plc	43,001	2,752
	Brown-Forman Corp. Class B	56,666	2,570
			249,147
Consumer Services (23.4%)
*	Amazon.com Inc.	123,736	92,873
	Comcast Corp. Class A	737,713	51,278
	Home Depot Inc.	379,510	49,109
	Walt Disney Co.	444,030	44,012
	McDonald's Corp.	261,894	31,236
	Starbucks Corp.	427,494	24,782
	Walgreens Boots Alliance Inc.	282,251	23,915
*	Priceline Group Inc.	15,168	22,808
	Time Warner Inc.	226,745	20,820
	Costco Wholesale Corp.	134,456	20,183
	Lowe's Cos. Inc.	271,941	19,185
	Charter Communications Inc. Class A	62,348	17,165
	TJX Cos. Inc.	192,739	15,099
*	Netflix Inc.	125,015	14,627
	Twenty-First Century Fox Inc. Class A	326,471	9,177
	Southwest Airlines Co.	190,436	8,876
	Las Vegas Sands Corp.	121,968	7,644
*	O'Reilly Automotive Inc.	27,684	7,599
	CBS Corp. Class B	120,822	7,336
*	AutoZone Inc.	8,980	7,033

Yum! Brands Inc.	107,059	6,786
Dollar General Corp.	77,702	6,008
L Brands Inc.	75,046	5,270
Hilton Worldwide Holdings Inc.	182,275	4,570
* DISH Network Corp. Class A	66,052	3,795
American Airlines Group Inc.	81,385	3,780
Marriott International Inc. Class A	46,090	3,631
Twenty-First Century Fox Inc.	122,163	3,428
Carnival Corp.	60,710	3,121
^ Sirius XM Holdings Inc.	537,598	2,457
AmerisourceBergen Corp. Class A	28,740	2,241
CBS Corp. Class A	141	9
		539,853
Financials (10.7%)
Visa Inc. Class A	579,006	44,769
Mastercard Inc. Class A	297,568	30,411
Simon Property Group Inc.	96,469	17,331
Charles Schwab Corp.	365,408	14,127
American Tower Corporation	130,568	13,353
BlackRock Inc.	32,435	12,027
Marsh & McLennan Cos. Inc.	159,011	11,021
S&P Global Inc.	81,052	9,644
Intercontinental Exchange Inc.	173,637	9,619
Public Storage	45,231	9,467
Aon plc	81,504	9,300
Crown Castle International Corp.	103,610	8,647
Prologis Inc.	161,192	8,205
Weyerhaeuser Co.	229,742	7,083
Welltower Inc.	109,876	6,898
Ventas Inc.	107,902	6,519
Boston Properties Inc.	47,086	5,833
T. Rowe Price Group Inc.	72,481	5,368
Vornado Realty Trust	52,238	5,106
General Growth Properties Inc.	162,986	4,130
AvalonBay Communities Inc.	21,030	3,459
TD Ameritrade Holding Corp.	72,411	2,970
HCP Inc.	73,682	2,176
		247,463
Health Care (14.0%)
Amgen Inc.	229,809	33,109
Medtronic plc	427,757	31,230
AbbVie Inc.	499,947	30,397
Gilead Sciences Inc.	405,082	29,854
Bristol-Myers Squibb Co.	512,676	28,935
* Celgene Corp.	237,888	28,192
* Allergan plc	121,512	23,610
* Biogen Inc.	67,232	19,771
Thermo Fisher Scientific Inc.	121,009	16,955
Becton Dickinson and Co.	65,427	11,064
Stryker Corp.	91,919	10,447
* Regeneron Pharmaceuticals Inc.	23,792	9,023
* Boston Scientific Corp.	417,526	8,543
* Alexion Pharmaceuticals Inc.	65,492	8,029
Zoetis Inc.	151,770	7,646
* Intuitive Surgical Inc.	11,820	7,609
* Vertex Pharmaceuticals Inc.	76,116	6,212

*	Illumina Inc.	44,935	5,983
*	Mylan NV	139,374	5,102
	Perrigo Co. plc	10,811	933
			322,644
Industrials (9.5%)
	3M Co.	185,478	31,854
	Boeing Co.	181,898	27,387
	Union Pacific Corp.	255,566	25,896
	United Parcel Service Inc. Class B	212,123	24,589
	Accenture plc Class A	191,007	22,812
	Danaher Corp.	190,681	14,905
*	PayPal Holdings Inc.	351,831	13,820
	Automatic Data Processing Inc.	132,986	12,769
*	LinkedIn Corp. Class A	36,650	7,156
	FedEx Corp.	36,757	7,045
	Sherwin-Williams Co.	24,052	6,462
	Paychex Inc.	99,623	5,873
	Rockwell Automation Inc.	39,706	5,309
	Fortive Corp.	95,490	5,251
	Agilent Technologies Inc.	99,785	4,389
	Fidelity National Information Services Inc.	50,382	3,889
			219,406
Oil & Gas (3.6%)
	Schlumberger Ltd.	213,423	17,938
	EOG Resources Inc.	168,956	17,321
	Kinder Morgan Inc.	582,175	12,924
	Anadarko Petroleum Corp.	169,907	11,749
	Pioneer Natural Resources Co.	52,097	9,953
	Williams Cos. Inc.	230,446	7,075
	Noble Energy Inc.	131,926	5,034
*	Continental Resources Inc.	14,906	865
			82,859
Technology (25.9%)
	Apple Inc.	1,571,916	173,728
*	Facebook Inc. Class A	713,325	84,472
*	Alphabet Inc. Class A	90,526	70,237
*	Alphabet Inc.	89,683	67,983
	Oracle Corp.	949,543	38,162
	QUALCOMM Inc.	452,222	30,810
	Texas Instruments Inc.	307,860	22,760
	Broadcom Ltd.	115,352	19,666
*	Adobe Systems Inc.	152,917	15,722
*	salesforce.com Inc.	197,532	14,222
*	Yahoo! Inc.	262,809	10,781
	Applied Materials Inc.	331,628	10,679
*	Cognizant Technology Solutions Corp. Class A	186,243	10,258
	Intuit Inc.	74,665	8,488
	NVIDIA Corp.	77,982	7,190
	Analog Devices Inc.	94,466	7,013
*	Micron Technology Inc.	158,861	3,103
*,^ VMware Inc. Class A		25,551	2,073
			597,347

Telecommunications (0.2%)
* T-Mobile US Inc.			88,476	4,796

Total Common Stocks (Cost $1,831,174)				2,302,184
	Coupon
Temporary Cash Investments (0.4%)1
Money Market Fund (0.4%)
2,3 Vanguard Market Liquidity Fund	0.691%		82,001	8,201

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5 Federal Home Loan Bank Discount Notes	0.390%	2/1/17	100	100
United States Treasury Bill	0.318%	12/1/16	100	100
5 United States Treasury Bill	0.557%	4/27/17	100	100
				300
Total Temporary Cash Investments (Cost $8,500)				8,501
Total Investments (100.2%) (Cost $1,839,674)				2,310,685
Other Assets and Liabilities-Net (-0.2%)3				(4,053)
Net Assets (100%)				2,306,632

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,297,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $5,591,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,302,184	—	—
Temporary Cash Investments	8,201	300	—
Futures Contracts—Liabilities[1]	(10)	—	—
Total	2,310,375	300	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	39	4,288	106

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2016, the cost of investment securities for tax purposes was $1,839,674,000. Net unrealized appreciation of investment securities for tax purposes was $471,011,000, consisting of unrealized gains of $518,819,000 on securities that had risen in value since their purchase and $47,808,000 in unrealized losses on securities that had fallen in value since their purchase.

Mega Cap Growth Index Fund

Vanguard Mega Cap Value Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)1
Basic Materials (2.2%)
EI du Pont de Nemours & Co.	157,385	11,585
Dow Chemical Co.	202,755	11,297
LyondellBasell Industries NV Class A	59,819	5,403
International Paper Co.	74,173	3,614
Air Products & Chemicals Inc.	19,493	2,816
		34,715
Consumer Goods (8.1%)
Procter & Gamble Co.	461,435	38,050
PepsiCo Inc.	259,067	25,933
Altria Group Inc.	175,779	11,237
Mondelez International Inc. Class A	265,963	10,968
General Motors Co.	252,941	8,734
Ford Motor Co.	702,987	8,408
Kimberly-Clark Corp.	64,734	7,484
General Mills Inc.	107,975	6,580
Archer-Daniels-Midland Co.	104,714	4,527
Kellogg Co.	44,072	3,173
Campbell Soup Co.	36,000	2,048
Tyson Foods Inc. Class A	26,857	1,526
		128,668
Consumer Services (5.3%)
Wal-Mart Stores Inc.	252,432	17,779
CVS Health Corp.	191,860	14,752
Target Corp.	103,365	7,984
Delta Air Lines Inc.	134,846	6,497
McKesson Corp.	40,607	5,840
Kroger Co.	170,749	5,515
* eBay Inc.	193,036	5,368
Sysco Corp.	91,209	4,857
Cardinal Health Inc.	57,283	4,068
Omnicom Group Inc.	42,517	3,696
Viacom Inc. Class B	64,278	2,409
American Airlines Group Inc.	47,622	2,212
Carnival Corp.	34,596	1,779
* United Continental Holdings Inc.	24,748	1,706
		84,462
Financials (25.3%)
* Berkshire Hathaway Inc. Class B	345,492	54,394
JPMorgan Chase & Co.	649,975	52,108
Wells Fargo & Co.	817,154	43,244
Bank of America Corp.	1,836,443	38,786
Citigroup Inc.	496,694	28,009
US Bancorp	292,623	14,520
Goldman Sachs Group Inc.	65,687	14,404
American International Group Inc.	183,183	11,601
Morgan Stanley	258,110	10,675
Chubb Ltd.	79,546	10,182
American Express Co.	141,255	10,176

PNC Financial Services Group Inc.	88,507	9,784
MetLife Inc.	158,124	8,698
Bank of New York Mellon Corp.	182,471	8,653
Prudential Financial Inc.	78,642	7,911
Capital One Financial Corp.	92,241	7,752
BB&T Corp.	146,537	6,631
CME Group Inc.	57,916	6,539
Travelers Cos. Inc.	51,890	5,882
Aflac Inc.	73,750	5,264
State Street Corp.	63,248	4,984
Synchrony Financial	142,735	4,933
Discover Financial Services	72,637	4,923
Allstate Corp.	66,956	4,681
SunTrust Banks Inc.	89,132	4,630
Equity Residential	65,821	3,950
Fifth Third Bancorp	138,034	3,592
Progressive Corp.	104,715	3,487
Ameriprise Financial Inc.	28,958	3,307
Northern Trust Corp.	38,770	3,185
Franklin Resources Inc.	62,170	2,441
Loews Corp.	51,529	2,301
HCP Inc.	41,982	1,240
* Berkshire Hathaway Inc. Class A	1	237
		403,104
Health Care (13.9%)
Johnson & Johnson	492,354	54,799
Pfizer Inc.	1,091,544	35,082
Merck & Co. Inc.	497,597	30,448
UnitedHealth Group Inc.	171,394	27,135
Eli Lilly & Co.	178,814	12,002
Abbott Laboratories	264,494	10,069
* Express Scripts Holding Co.	113,382	8,604
Aetna Inc.	63,187	8,268
Anthem Inc.	47,288	6,740
Cigna Corp.	46,210	6,226
Humana Inc.	26,853	5,710
* HCA Holdings Inc.	57,891	4,104
St. Jude Medical Inc.	51,290	4,062
Baxter International Inc.	88,150	3,911
Zimmer Biomet Holdings Inc.	34,226	3,486
Perrigo Co. plc	6,216	537
		221,183
Industrials (12.7%)
General Electric Co.	1,612,665	49,606
Honeywell International Inc.	136,951	15,604
United Technologies Corp.	143,048	15,409
Lockheed Martin Corp.	44,908	11,912
Caterpillar Inc.	105,043	10,038
General Dynamics Corp.	46,689	8,187
Northrop Grumman Corp.	32,129	8,021
Raytheon Co.	53,114	7,943
* Johnson Controls International plc	168,343	7,572
Illinois Tool Works Inc.	57,482	7,196
Emerson Electric Co.	115,812	6,536
CSX Corp.	170,240	6,096
Norfolk Southern Corp.	52,766	5,617

Waste Management Inc.	79,524	5,528
Eaton Corp. plc	81,912	5,448
Deere & Co.	53,789	5,390
TE Connectivity Ltd.	64,079	4,334
Cummins Inc.	30,356	4,304
FedEx Corp.	21,520	4,125
PACCAR Inc.	63,061	3,919
Ingersoll-Rand plc	46,386	3,458
Parker-Hannifin Corp.	24,290	3,375
Republic Services Inc. Class A	43,162	2,395
		202,013
Oil & Gas (11.1%)
Exxon Mobil Corp.	746,158	65,140
Chevron Corp.	339,437	37,868
ConocoPhillips	222,763	10,808
Schlumberger Ltd.	125,107	10,515
Occidental Petroleum Corp.	137,444	9,808
Halliburton Co.	147,300	7,820
Phillips 66	79,956	6,643
Spectra Energy Corp.	126,100	5,164
Valero Energy Corp.	82,981	5,108
Baker Hughes Inc.	77,054	4,957
Apache Corp.	68,407	4,511
Marathon Petroleum Corp.	95,295	4,481
Hess Corp.	51,401	2,876
Devon Energy Corp.	44,902	2,170
		177,869
Technology (11.3%)
Microsoft Corp.	1,332,188	80,278
Intel Corp.	851,377	29,543
Cisco Systems Inc.	905,087	26,990
International Business Machines Corp.	154,835	25,117
Hewlett Packard Enterprise Co.	298,910	7,114
HP Inc.	308,339	4,748
Corning Inc.	186,876	4,491
CA Inc.	56,743	1,814
* Dell Technologies Inc. Class V	20,154	1,079
		181,174
Telecommunications (5.2%)
AT&T Inc.	1,107,031	42,764
Verizon Communications Inc.	733,552	36,604
CenturyLink Inc.	98,464	2,316
* Sprint Corp.	108,381	850
		82,534
Utilities (4.9%)
NextEra Energy Inc.	84,116	9,609
Duke Energy Corp.	124,026	9,149
Dominion Resources Inc./VA	112,576	8,251
Southern Co.	176,094	8,245
Exelon Corp.	165,857	5,392
PG&E Corp.	90,594	5,327
American Electric Power Co. Inc.	88,371	5,218
Sempra Energy	44,846	4,476
PPL Corp.	121,954	4,081
Edison International	58,720	4,038
Consolidated Edison Inc.	54,785	3,822

Public Service Enterprise Group Inc.			91,129	3,764
Xcel Energy Inc.			91,334	3,563
FirstEnergy Corp.			76,563	2,396
Entergy Corp.			16,169	1,111
				78,442
Total Common Stocks (Cost $1,303,447)				1,594,164
	Coupon
Temporary Cash Investments (0.0%)1
Money Market Fund (0.0%)
2 Vanguard Market Liquidity Fund	0.691%		4	—

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	0.321%	12/1/16	100	100
3 United States Treasury Bill	0.330%	12/29/16	100	100
				200
Total Temporary Cash Investments (Cost $201)				200
Total Investments (100.0%) (Cost $1,303,648)				1,594,364
Other Assets and Liabilities-Net (0.0%)				651
Net Assets (100%)				1,595,015

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

Mega Cap Value Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,594,164	—	—
Temporary Cash Investments	—	200	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	1,594,162	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	7	770	22

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2016, the cost of investment securities for tax purposes was $1,303,648,000. Net unrealized appreciation of investment securities for tax purposes was $290,716,000, consisting of unrealized gains of $305,070,000 on securities that had risen in value since their purchase and $14,354,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Duration Treasury Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	2/15/37	42,040	22,708
United States Treasury Strip Coupon	0.000%	5/15/37	48,240	25,775
United States Treasury Strip Coupon	0.000%	8/15/37	39,515	20,903
United States Treasury Strip Coupon	0.000%	11/15/37	40,225	21,068
United States Treasury Strip Coupon	0.000%	2/15/38	44,560	23,192
United States Treasury Strip Coupon	0.000%	5/15/38	44,285	22,810
United States Treasury Strip Coupon	0.000%	8/15/38	34,720	17,715
United States Treasury Strip Coupon	0.000%	11/15/38	37,420	18,909
United States Treasury Strip Coupon	0.000%	2/15/39	28,960	14,491
United States Treasury Strip Coupon	0.000%	5/15/39	32,780	16,231
United States Treasury Strip Coupon	0.000%	8/15/39	22,160	10,860
United States Treasury Strip Coupon	0.000%	11/15/39	31,025	15,047
United States Treasury Strip Coupon	0.000%	2/15/40	26,080	12,569
United States Treasury Strip Coupon	0.000%	5/15/40	14,155	6,742
United States Treasury Strip Coupon	0.000%	8/15/40	29,750	13,999
United States Treasury Strip Coupon	0.000%	11/15/40	27,430	12,787
United States Treasury Strip Coupon	0.000%	2/15/41	46,770	21,631
United States Treasury Strip Coupon	0.000%	5/15/41	32,560	14,899
United States Treasury Strip Coupon	0.000%	8/15/41	42,535	19,234
United States Treasury Strip Coupon	0.000%	11/15/41	36,650	16,412
United States Treasury Strip Coupon	0.000%	2/15/42	34,925	15,528
United States Treasury Strip Coupon	0.000%	5/15/42	32,020	14,144
United States Treasury Strip Coupon	0.000%	8/15/42	42,080	18,472
United States Treasury Strip Coupon	0.000%	11/15/42	56,990	24,800
United States Treasury Strip Coupon	0.000%	2/15/43	46,945	20,285
United States Treasury Strip Coupon	0.000%	5/15/43	54,415	23,301
United States Treasury Strip Coupon	0.000%	8/15/43	38,290	16,232
United States Treasury Strip Coupon	0.000%	11/15/43	41,635	17,529
United States Treasury Strip Coupon	0.000%	2/15/44	43,175	18,083
United States Treasury Strip Coupon	0.000%	5/15/44	37,895	15,744
United States Treasury Strip Coupon	0.000%	8/15/44	36,020	14,864
United States Treasury Strip Coupon	0.000%	11/15/44	15,175	6,230
United States Treasury Strip Coupon	0.000%	2/15/45	15,770	6,407
United States Treasury Strip Coupon	0.000%	5/15/45	26,025	10,495
United States Treasury Strip Coupon	0.000%	8/15/45	19,480	7,806
United States Treasury Strip Coupon	0.000%	11/15/45	29,630	11,794
United States Treasury Strip Coupon	0.000%	2/15/46	27,050	10,689
United States Treasury Strip Coupon	0.000%	5/15/46	8,550	3,356
United States Treasury Strip Coupon	0.000%	8/15/46	6,350	2,488
United States Treasury Strip Coupon	0.000%	11/15/46	50	19
United States Treasury Strip Principal	0.000%	2/15/37	48,380	27,346
United States Treasury Strip Principal	0.000%	5/15/37	26,250	14,727
United States Treasury Strip Principal	0.000%	2/15/38	27,965	15,154
United States Treasury Strip Principal	0.000%	5/15/38	23,980	12,869
United States Treasury Strip Principal	0.000%	2/15/39	26,995	13,915
United States Treasury Strip Principal	0.000%	5/15/39	27,175	13,770
United States Treasury Strip Principal	0.000%	8/15/39	11,300	5,664
United States Treasury Strip Principal	0.000%	11/15/39	25,125	12,454
United States Treasury Strip Principal	0.000%	2/15/40	25,230	12,396

United States Treasury Strip Principal	0.000%	5/15/40	23,860	11,587
United States Treasury Strip Principal	0.000%	8/15/40	25,695	12,311
United States Treasury Strip Principal	0.000%	11/15/40	12,525	5,949
United States Treasury Strip Principal	0.000%	2/15/41	17,510	8,269
United States Treasury Strip Principal	0.000%	5/15/41	13,400	6,263
United States Treasury Strip Principal	0.000%	8/15/41	12,520	5,784
United States Treasury Strip Principal	0.000%	11/15/41	14,035	6,419
United States Treasury Strip Principal	0.000%	2/15/42	14,105	6,399
United States Treasury Strip Principal	0.000%	5/15/42	33,135	14,921
United States Treasury Strip Principal	0.000%	8/15/42	40,355	17,993
United States Treasury Strip Principal	0.000%	11/15/42	41,555	18,379
United States Treasury Strip Principal	0.000%	2/15/43	50,560	22,215
United States Treasury Strip Principal	0.000%	5/15/43	55,745	24,206
United States Treasury Strip Principal	0.000%	8/15/43	41,235	17,966
United States Treasury Strip Principal	0.000%	11/15/43	44,230	19,157
United States Treasury Strip Principal	0.000%	2/15/44	37,610	16,105
United States Treasury Strip Principal	0.000%	5/15/44	35,605	15,035
United States Treasury Strip Principal	0.000%	8/15/44	45,585	19,046
United States Treasury Strip Principal	0.000%	11/15/44	42,420	17,578
United States Treasury Strip Principal	0.000%	2/15/45	40,125	16,426
United States Treasury Strip Principal	0.000%	5/15/45	50,020	20,325
United States Treasury Strip Principal	0.000%	8/15/45	58,650	23,643
United States Treasury Strip Principal	0.000%	11/15/45	55,035	22,010
United States Treasury Strip Principal	0.000%	2/15/46	50,690	20,090
United States Treasury Strip Principal	0.000%	5/15/46	57,425	22,606
United States Treasury Strip Principal	0.000%	8/15/46	27,850	10,916
United States Treasury Strip Principal	0.000%	11/15/46	5,050	1,975
Total U.S. Government and Agency Obligations (Cost $1,136,839)				1,138,116
			Shares
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $64)	0.691%		637	64
Total Investments (100.0%) (Cost $1,136,903)				1,138,180
Other Assets and Liabilities-Net (0.0%)				(325)
Net Assets (100%)				1,137,855
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Extended Duration Treasury Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,138,116	—
Temporary Cash Investments	64	—	—
Total	64	1,138,116	—

C. At November 30, 2016, the cost of investment securities for tax purposes was $1,136,903,000. Net unrealized appreciation of investment securities for tax purposes was $1,277,000, consisting of unrealized gains of $49,999,000 on securities that had risen in value since their purchase and $48,722,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Discretionary Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Auto Components (2.9%)
	Delphi Automotive plc	193,497	12,384
	Lear Corp.	50,721	6,569
	Autoliv Inc.	62,580	6,474
	Goodyear Tire & Rubber Co.	187,184	5,745
	BorgWarner Inc.	151,902	5,408
	Gentex Corp.	203,245	3,758
*	Adient plc	66,369	3,555
*	Tenneco Inc.	40,380	2,380
	Visteon Corp.	24,015	1,889
	Dana Inc.	103,595	1,750
	Drew Industries Inc.	16,509	1,735
*	Dorman Products Inc.	22,228	1,606
	Cooper Tire & Rubber Co.	39,167	1,500
*	Cooper-Standard Holdings Inc.	9,100	867
*	Gentherm Inc.	26,245	836
*	American Axle & Manufacturing Holdings Inc.	51,966	814
	Standard Motor Products Inc.	14,356	717
*	Fox Factory Holding Corp.	20,994	527
	Tower International Inc.	15,348	402
*	Modine Manufacturing Co.	33,850	398
	Superior Industries International Inc.	14,906	375
*	Motorcar Parts of America Inc.	13,566	332
*	Stoneridge Inc.	18,142	288
	Metaldyne Performance Group Inc.	11,748	237
*	Federal-Mogul Holdings Corp.	24,725	236
			60,782
Automobiles (4.5%)
	General Motors Co.	992,043	34,255
	Ford Motor Co.	2,632,039	31,479
^,* Tesla Motors Inc.		91,325	17,297
	Harley-Davidson Inc.	127,504	7,764
	Thor Industries Inc.	35,484	3,569
	Winnebago Industries Inc.	19,585	635
			94,999
Distributors (1.0%)
	Genuine Parts Co.	105,768	10,178
*	LKQ Corp.	217,912	7,154
	Pool Corp.	29,917	3,010
	Core-Mark Holding Co. Inc.	32,389	1,183
			21,525
Diversified Consumer Services (1.2%)
	Service Corp. International	137,529	3,712
*	ServiceMaster Global Holdings Inc.	96,356	3,683
	H&R Block Inc.	157,956	3,500
*	Bright Horizons Family Solutions Inc.	31,300	2,154
*	Grand Canyon Education Inc.	31,800	1,816
	Graham Holdings Co. Class B	3,132	1,534
*	LifeLock Inc.	63,949	1,523

	DeVry Education Group Inc.	42,154	1,258
*	Sotheby's	25,406	992
*	Houghton Mifflin Harcourt Co.	74,635	825
	Capella Education Co.	8,239	719
*	Apollo Education Group Inc.	74,202	700
*	Strayer Education Inc.	7,380	540
*	Career Education Corp.	47,519	475
*	K12 Inc.	25,985	381
*	Regis Corp.	26,043	352
*	Chegg Inc.	39,536	320
	Carriage Services Inc. Class A	10,245	278
*	American Public Education Inc.	11,010	254
^,* Weight Watchers International Inc.		19,990	210
*	Bridgepoint Education Inc.	12,602	128
*	Ascent Capital Group Inc. Class A	6,537	118
			25,472
Hotels, Restaurants & Leisure (15.8%)
	McDonald's Corp.	605,895	72,265
	Starbucks Corp.	1,041,152	60,356
	Las Vegas Sands Corp.	310,026	19,429
	Marriott International Inc. Class A	234,611	18,483
	Yum! Brands Inc.	262,804	16,659
	Carnival Corp.	253,903	13,053
	Hilton Worldwide Holdings Inc.	421,255	10,561
	Royal Caribbean Cruises Ltd.	122,237	9,898
*	MGM Resorts International	320,945	9,214
*	Chipotle Mexican Grill Inc. Class A	20,634	8,178
	Darden Restaurants Inc.	85,285	6,251
	Wynn Resorts Ltd.	57,804	5,895
	Domino's Pizza Inc.	34,336	5,770
	Aramark	164,415	5,658
	Wyndham Worldwide Corp.	77,915	5,609
	Vail Resorts Inc.	28,409	4,500
*	Norwegian Cruise Line Holdings Ltd.	112,919	4,495
	Dunkin' Brands Group Inc.	65,220	3,541
*	Panera Bread Co. Class A	15,881	3,369
	Six Flags Entertainment Corp.	52,588	3,031
	Jack in the Box Inc.	23,239	2,417
^	Cracker Barrel Old Country Store Inc.	13,584	2,211
	Texas Roadhouse Inc. Class A	47,061	2,207
*	Buffalo Wild Wings Inc.	12,953	2,184
	Brinker International Inc.	39,227	2,083
	Cheesecake Factory Inc.	32,421	1,918
	Wendy's Co.	150,061	1,886
	Papa John's International Inc.	19,515	1,724
	Bloomin' Brands Inc.	81,457	1,515
	Churchill Downs Inc.	9,513	1,456
*	ILG Inc.	79,838	1,443
	Choice Hotels International Inc.	25,601	1,317
	Marriott Vacations Worldwide Corp.	16,216	1,259
*	Boyd Gaming Corp.	58,691	1,106
	Extended Stay America Inc.	69,474	1,081
*	Dave & Buster's Entertainment Inc.	22,435	1,051
	DineEquity Inc.	11,692	977
*	Popeyes Louisiana Kitchen Inc.	15,568	932
	Sonic Corp.	33,888	885
*	Hyatt Hotels Corp. Class A	17,173	882

*	Belmond Ltd. Class A	63,890	827
^	SeaWorld Entertainment Inc.	47,829	808
*	La Quinta Holdings Inc.	64,983	789
	Planet Fitness Inc. Class A	36,666	743
*	Penn National Gaming Inc.	52,503	697
	International Speedway Corp. Class A	18,296	673
*	Denny's Corp.	54,695	661
	Wingstop Inc.	20,289	623
	ClubCorp Holdings Inc.	46,160	600
*	Scientific Games Corp. Class A	37,942	560
	Bob Evans Farms Inc.	12,335	551
*	Fiesta Restaurant Group Inc.	18,513	530
*	Pinnacle Entertainment Inc.	38,466	524
	Red Rock Resorts Inc. Class A	21,947	503
*	BJ's Restaurants Inc.	13,384	497
*	Red Robin Gourmet Burgers Inc.	9,362	482
^,* Shake Shack Inc. Class A		10,252	378
*	Isle of Capri Casinos Inc.	16,854	378
	Ruth's Hospitality Group Inc.	21,998	374
*	Biglari Holdings Inc.	791	371
*	Chuy's Holdings Inc.	11,829	371
	Marcus Corp.	12,161	365
*	Del Taco Restaurants Inc.	24,075	350
^,* Zoe's Kitchen Inc.		13,525	334
*	Del Frisco's Restaurant Group Inc.	16,468	283
^,* Caesars Entertainment Corp.		34,967	262
*	Eldorado Resorts Inc.	16,131	222
	Speedway Motorsports Inc.	10,775	221
*	Potbelly Corp.	16,088	220
*	Habit Restaurants Inc. Class A	12,340	207
*	El Pollo Loco Holdings Inc.	15,881	200
*	Intrawest Resorts Holdings Inc.	9,435	166
*	Lindblad Expeditions Holdings Inc.	14,044	134
*	Ruby Tuesday Inc.	42,753	129
*	Bojangles' Inc.	5,935	106
*	Fogo De Chao Inc.	5,415	75
*	Noodles & Co. Class A	9,101	38
*	Caesars Acquisition Co. Class A	156	2
			332,003
Household Durables (4.4%)
	Newell Brands Inc.	307,778	14,469
*	Mohawk Industries Inc.	44,818	8,849
	Whirlpool Corp.	53,478	8,687
	DR Horton Inc.	250,881	6,954
	Lennar Corp. Class A	130,226	5,540
	Harman International Industries Inc.	49,725	5,438
	Leggett & Platt Inc.	94,559	4,545
*	NVR Inc.	2,636	4,204
	Garmin Ltd.	80,470	4,197
	PulteGroup Inc.	219,169	4,134
*	Toll Brothers Inc.	112,701	3,343
*	Tempur Sealy International Inc.	41,371	2,619
	Tupperware Brands Corp.	35,648	1,976
	CalAtlantic Group Inc.	54,213	1,810
*	Helen of Troy Ltd.	19,566	1,665
*	TRI Pointe Group Inc.	109,588	1,273
*	iRobot Corp.	17,781	1,014

*	TopBuild Corp.	27,627	1,003
*	Meritage Homes Corp.	26,743	964
	La-Z-Boy Inc.	34,991	936
	KB Home	52,672	834
	MDC Holdings Inc.	28,064	754
*	Universal Electronics Inc.	10,070	678
^,* GoPro Inc. Class A		60,663	605
	Ethan Allen Interiors Inc.	17,413	601
*	Cavco Industries Inc.	5,904	558
*	Installed Building Products Inc.	13,138	545
*	Taylor Morrison Home Corp. Class A	21,795	432
*	M/I Homes Inc.	17,464	408
*	WCI Communities Inc.	15,490	360
^,* LGI Homes Inc.		10,757	351
*	William Lyon Homes Class A	17,264	342
	Libbey Inc.	15,914	305
*	Beazer Homes USA Inc.	21,812	294
	NACCO Industries Inc. Class A	2,470	235
*	Century Communities Inc.	10,015	208
^,* Hovnanian Enterprises Inc. Class A		82,364	162
			91,292
Internet & Direct Marketing Retail (16.0%)
*	Amazon.com Inc.	286,066	214,713
*	Priceline Group Inc.	35,092	52,767
*	Netflix Inc.	304,409	35,616
	Expedia Inc.	87,599	10,867
*	Liberty Interactive Corp. QVC Group Class A	301,836	6,251
*	TripAdvisor Inc.	84,976	4,103
	Liberty Ventures Class A	57,820	2,256
*	Liberty Expedia Holdings Inc. Class A	38,010	1,671
*	Groupon Inc. Class A	308,290	1,224
*	Shutterfly Inc.	22,853	1,158
	HSN Inc.	23,884	910
	Nutrisystem Inc.	21,266	782
*	Liberty TripAdvisor Holdings Inc. Class A	48,380	776
^,* Wayfair Inc.		19,964	728
*	Etsy Inc.	44,871	556
^,* Duluth Holdings Inc.		13,137	440
	Blue Nile Inc.	8,071	325
*	FTD Cos. Inc.	12,422	284
*	Overstock.com Inc.	12,109	205
*	1-800-Flowers.com Inc. Class A	18,436	194
^,* Lands' End Inc.		10,714	190
			336,016
Leisure Products (1.2%)
	Mattel Inc.	241,848	7,635
	Hasbro Inc.	80,137	6,843
^	Polaris Industries Inc.	43,243	3,756
	Brunswick Corp.	63,826	3,199
*	Vista Outdoor Inc.	42,774	1,717
*	Smith & Wesson Holding Corp.	39,510	922
	Callaway Golf Co.	66,939	813
^	Sturm Ruger & Co. Inc.	13,356	687
*	Nautilus Inc.	20,298	349
*	Arctic Cat Inc.	10,132	155
			26,076

Media (24.1%)
	Comcast Corp. Class A	1,705,616	118,557
	Walt Disney Co.	1,083,927	107,439
	Time Warner Inc.	552,321	50,714
	Charter Communications Inc. Class A	153,860	42,359
	Twenty-First Century Fox Inc. Class A	754,747	21,216
	CBS Corp. Class B	288,520	17,519
	Omnicom Group Inc.	167,736	14,583
*	Liberty Global plc	434,414	13,228
*	DISH Network Corp. Class A	160,760	9,236
	Viacom Inc. Class B	246,281	9,231
	Twenty-First Century Fox Inc.	311,835	8,750
	Interpublic Group of Cos. Inc.	284,474	6,847
*	Liberty Global plc Class A	178,190	5,581
^	Sirius XM Holdings Inc.	1,211,765	5,538
*	Liberty Broadband Corp.	76,091	5,426
*	Liberty Media Corp-Liberty SiriusXM Class C	142,395	5,092
*	Discovery Communications Inc.	160,745	4,250
	News Corp. Class A	352,859	4,079
	Scripps Networks Interactive Inc. Class A	57,461	3,980
	TEGNA Inc.	145,504	3,264
	Cinemark Holdings Inc.	74,441	2,966
*	Discovery Communications Inc. Class A	107,192	2,904
*	Live Nation Entertainment Inc.	93,962	2,601
*	AMC Networks Inc. Class A	43,147	2,384
*	Liberty Media Corp-Liberty SiriusXM Class A	65,119	2,364
*	Madison Square Garden Co. Class A	13,100	2,275
	Cable One Inc.	3,436	2,031
*	Starz	59,121	2,002
	Tribune Media Co. Class A	55,149	1,980
^	Regal Entertainment Group Class A	80,214	1,838
	John Wiley & Sons Inc. Class A	32,748	1,796
^	Lions Gate Entertainment Corp.	72,660	1,700
*	Liberty Global PLC LiLAC	77,147	1,633
	Sinclair Broadcast Group Inc. Class A	48,672	1,584
	Meredith Corp.	27,930	1,551
*	IMAX Corp.	43,592	1,393
^	Nexstar Broadcasting Group Inc. Class A	21,779	1,299
*	Liberty Broadband Corp. Class A	18,573	1,291
*	Media General Inc.	65,528	1,204
	New York Times Co. Class A	91,610	1,191
	Time Inc.	72,444	1,173
*	Liberty Media Corp-Liberty Media	35,675	1,111
*	MSG Networks Inc.	43,917	898
	Scholastic Corp.	18,146	800
*	Liberty Global PLC LiLAC Class A	36,013	777
	Gannett Co. Inc.	77,220	737
	National CineMedia Inc.	43,510	667
*	EW Scripps Co. Class A	38,423	658
	New Media Investment Group Inc.	37,021	569
^,* Carmike Cinemas Inc.		15,948	539
	AMC Entertainment Holdings Inc.	15,505	526
*	Liberty Media Corp-Liberty Media Class A	16,815	526
	Liberty Media Corp-Liberty Braves Series C	24,692	491
*	Gray Television Inc.	46,992	475
^	World Wrestling Entertainment Inc. Class A	24,886	467
*	Loral Space & Communications Inc.	9,644	380

	Entravision Communications Corp. Class A	41,764	276
	Entercom Communications Corp. Class A	17,474	266
^	MDC Partners Inc. Class A	38,132	236
*	Global Eagle Entertainment Inc.	32,554	209
*	tronc Inc.	13,673	178
	Liberty Media Corp-Liberty Braves	6,307	127
^,* Hemisphere Media Group Inc. Class A		4,607	55
	Harte-Hanks Inc.	27,612	41
	News Corp. Class B	2,386	28
			507,086
Multiline Retail (4.2%)
	Target Corp.	387,831	29,956
	Dollar General Corp.	200,213	15,481
*	Dollar Tree Inc.	167,168	14,738
	Macy's Inc.	219,015	9,242
	Kohl's Corp.	130,291	7,014
^	Nordstrom Inc.	92,385	5,166
^,* JC Penney Co. Inc.		217,613	2,061
	Big Lots Inc.	31,415	1,590
	Dillard's Inc. Class A	14,589	1,043
*	Ollie's Bargain Outlet Holdings Inc.	34,481	1,036
	Fred's Inc. Class A	26,602	266
^,* Sears Holdings Corp.		18,579	239
*	Tuesday Morning Corp.	32,920	153
			87,985
Specialty Retail (19.0%)
	Home Depot Inc.	877,235	113,514
	Lowe's Cos. Inc.	625,509	44,130
	TJX Cos. Inc.	466,204	36,522
	Ross Stores Inc.	283,341	19,151
*	O'Reilly Automotive Inc.	67,325	18,481
*	AutoZone Inc.	20,730	16,235
	L Brands Inc.	173,408	12,177
*	Ulta Salon Cosmetics & Fragrance Inc.	42,005	10,900
	Best Buy Co. Inc.	206,060	9,417
	Advance Auto Parts Inc.	52,362	8,887
*	CarMax Inc.	136,466	7,886
	Tiffany & Co.	88,742	7,319
	Tractor Supply Co.	94,814	7,118
	Foot Locker Inc.	95,837	6,869
	Bed Bath & Beyond Inc.	109,710	4,916
^	Signet Jewelers Ltd.	50,849	4,642
*	Burlington Stores Inc.	50,765	4,463
	Staples Inc.	461,343	4,461
	Gap Inc.	169,602	4,235
	Dick's Sporting Goods Inc.	62,760	3,707
	Williams-Sonoma Inc.	59,800	3,276
*	Sally Beauty Holdings Inc.	104,167	2,728
	CST Brands Inc.	53,960	2,592
*	AutoNation Inc.	50,847	2,271
	American Eagle Outfitters Inc.	122,743	2,033
*	Cabela's Inc.	31,397	1,954
*	Urban Outfitters Inc.	61,809	1,953
*	Murphy USA Inc.	27,794	1,895
	GameStop Corp. Class A	73,885	1,824
	Office Depot Inc.	372,685	1,815

*	Michaels Cos. Inc.	72,539	1,769
	Lithia Motors Inc. Class A	16,668	1,532
*	Five Below Inc.	38,815	1,528
	Penske Automotive Group Inc.	30,242	1,509
	Children's Place Inc.	13,605	1,413
	Chico's FAS Inc.	90,138	1,380
	Aaron's Inc.	46,600	1,357
	Monro Muffler Brake Inc.	22,589	1,351
	DSW Inc. Class A	50,215	1,193
	Group 1 Automotive Inc.	15,136	1,099
	Caleres Inc.	31,493	1,031
*	Genesco Inc.	15,072	953
^,* Restoration Hardware Holdings Inc.		26,136	942
*	Asbury Automotive Group Inc.	14,475	850
*	Select Comfort Corp.	32,332	731
	Guess? Inc.	44,823	687
	GNC Holdings Inc. Class A	47,417	685
	Abercrombie & Fitch Co.	47,568	684
	Finish Line Inc. Class A	29,208	655
*	Ascena Retail Group Inc.	108,352	655
*	Express Inc.	48,979	654
*	Hibbett Sports Inc.	15,868	639
	Tailored Brands Inc.	29,981	562
	Cato Corp. Class A	18,844	558
	Barnes & Noble Inc.	43,574	549
	Buckle Inc.	19,885	503
*	Francesca's Holdings Corp.	29,107	465
*	Tile Shop Holdings Inc.	23,083	463
	Sonic Automotive Inc. Class A	19,890	421
	Rent-A-Center Inc.	36,106	417
*	Vitamin Shoppe Inc.	15,959	397
*	Party City Holdco Inc.	22,011	353
*	Zumiez Inc.	14,056	349
*	MarineMax Inc.	17,857	336
^,* Lumber Liquidators Holdings Inc.		18,715	330
	Pier 1 Imports Inc.	57,527	322
*	Barnes & Noble Education Inc.	25,558	291
	Haverty Furniture Cos. Inc.	12,935	279
	Shoe Carnival Inc.	10,524	275
*	America's Car-Mart Inc.	5,540	252
*	Sportsman's Warehouse Holdings Inc.	22,370	201
	Winmark Corp.	1,475	169
*	Boot Barn Holdings Inc.	10,364	164
^,* Conn's Inc.		12,782	144
*	Kirkland's Inc.	9,762	143
	Stein Mart Inc.	22,466	112
	Stage Stores Inc.	20,987	91
*	Container Store Group Inc.	12,373	71
			398,885
Textiles, Apparel & Luxury Goods (5.6%)
	NIKE Inc. Class B	957,387	47,936
	VF Corp.	235,333	12,828
	Coach Inc.	197,902	7,202
	Hanesbrands Inc.	267,995	6,225
	PVH Corp.	57,483	6,090
*	Michael Kors Holdings Ltd.	119,889	5,574
*	lululemon athletica Inc.	77,918	4,441

	Ralph Lauren Corp. Class A		40,204	4,206
^,* Under Armour Inc. Class A			130,250	4,012
	Under Armour Inc.		132,475	3,415
	Carter's Inc.		35,771	3,265
*	Skechers U.S.A. Inc. Class A		95,051	2,165
	Wolverine World Wide Inc.		70,515	1,589
*	Steven Madden Ltd.		38,848	1,439
*	Kate Spade & Co.		91,256	1,355
*	Deckers Outdoor Corp.		21,270	1,265
	Columbia Sportswear Co.		19,897	1,131
*	Fossil Group Inc.		31,042	1,037
*	G-III Apparel Group Ltd.		29,539	802
	Oxford Industries Inc.		10,812	786
*	Crocs Inc.		52,375	367
*	Unifi Inc.		10,207	318
	Movado Group Inc.		11,064	313
*	Iconix Brand Group Inc.		28,690	257
*	Vera Bradley Inc.		13,773	199
^,* Sequential Brands Group Inc.			37,523	192
				118,409
Other (0.0%)
*	Overstock.com Inc. Rights Expire 12/6/2016		1,214	—

Total Common Stocks (Cost $1,997,738)				2,100,530
		Coupon
Temporary Cash Investment (1.1%)
1,2 Vanguard Market Liquidity Fund (Cost
	$23,062)	0.691%	231	23,063
Total Investments (101.0%) (Cost $2,020,800)				2,123,593

Other Assets and Liabilities-Net (-1.0%)2				(20,542)
Net Assets (100%)				2,103,051

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $22,220,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $23,466,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Consumer Discretionary Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2016, the cost of investment securities for tax purposes was $2,020,800,000. Net unrealized appreciation of investment securities for tax purposes was $102,793,000, consisting of unrealized gains of $256,524,000 on securities that had risen in value since their purchase and $153,731,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Staples Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Beverages (20.2%)
	Coca-Cola Co.	7,886,383	318,216
	PepsiCo Inc.	2,747,875	275,062
	Constellation Brands Inc. Class A	362,731	54,823
	Molson Coors Brewing Co. Class B	401,647	39,373
*	Monster Beverage Corp.	856,607	38,333
	Dr Pepper Snapple Group Inc.	408,748	35,455
	Brown-Forman Corp. Class B	505,780	22,937
*	Boston Beer Co. Inc. Class A	27,250	4,717
	Coca-Cola Bottling Co. Consolidated	19,884	3,217
	National Beverage Corp.	4,044	204
	MGP Ingredients Inc.	4,266	202
			792,539
Food & Staples Retailing (22.1%)
	Wal-Mart Stores Inc.	2,927,946	206,215
	Walgreens Boots Alliance Inc.	1,798,945	152,425
	CVS Health Corp.	1,934,109	148,714
	Costco Wholesale Corp.	905,051	135,857
	Kroger Co.	1,943,331	62,770
	Sysco Corp.	1,149,636	61,218
	Whole Foods Market Inc.	751,614	22,842
*	Rite Aid Corp.	2,294,284	18,262
	Casey's General Stores Inc.	94,932	11,435
*	Sprouts Farmers Market Inc.	371,892	7,442
*	United Natural Foods Inc.	143,278	6,727
	SpartanNash Co.	157,777	5,713
	PriceSmart Inc.	59,009	5,387
	Andersons Inc.	109,487	4,308
	Weis Markets Inc.	68,403	3,810
*	SUPERVALU Inc.	689,298	3,198
	Village Super Market Inc. Class A	85,366	2,948
	Ingles Markets Inc. Class A	57,330	2,631
*	Smart & Final Stores Inc.	165,681	2,237
*	Chefs' Warehouse Inc.	136,542	1,768
*,^ Natural Grocers by Vitamin Cottage Inc.		110,123	1,167
*	Performance Food Group Co.	12,789	270
	US Foods Holding Corp.	8,777	201
			867,545
Food Products (21.6%)
	Mondelez International Inc. Class A	3,250,868	134,066
	Kraft Heinz Co.	1,243,812	101,557
	General Mills Inc.	1,251,115	76,243
	Archer-Daniels-Midland Co.	1,273,484	55,053
	Kellogg Co.	566,246	40,770
	Tyson Foods Inc. Class A	654,998	37,210
	Conagra Brands Inc.	913,520	33,517
	Hershey Co.	324,006	31,312
	JM Smucker Co.	246,260	31,016
	Mead Johnson Nutrition Co.	417,940	30,129

	Campbell Soup Co.	414,270	23,568
	McCormick & Co. Inc.	257,425	23,477
*	WhiteWave Foods Co. Class A	402,920	22,197
	Hormel Foods Corp.	641,485	21,964
	Bunge Ltd.	319,992	21,849
	Ingredion Inc.	163,906	19,239
	Pinnacle Foods Inc.	268,014	13,283
*	Post Holdings Inc.	151,242	11,544
*	Lamb Weston Holdings Inc.	304,206	10,185
*	Hain Celestial Group Inc.	249,816	9,790
*	TreeHouse Foods Inc.	138,197	9,580
	Snyder's-Lance Inc.	238,192	8,875
	B&G Foods Inc.	192,103	8,222
	Lancaster Colony Corp.	54,934	7,444
^	Flowers Foods Inc.	460,652	7,149
*	Darling Ingredients Inc.	512,540	6,924
	Fresh Del Monte Produce Inc.	110,802	6,871
	Dean Foods Co.	289,423	5,748
	J&J Snack Foods Corp.	46,235	5,614
	Sanderson Farms Inc.	66,287	5,346
	Pilgrim's Pride Corp.	221,048	3,893
^	Cal-Maine Foods Inc.	94,932	3,864
^	Tootsie Roll Industries Inc.	97,690	3,688
	Calavo Growers Inc.	63,456	3,424
*	Seneca Foods Corp. Class A	79,258	2,980
*	Landec Corp.	197,627	2,826
*	Farmer Brothers Co.	79,188	2,760
*,^ Freshpet Inc.		241,008	2,229
^	Limoneira Co.	25,000	449
*	Blue Buffalo Pet Products Inc.	14,453	339
	John B Sanfilippo & Son Inc.	4,966	316
*,^ Amplify Snack Brands Inc.		22,285	212
*	Omega Protein Corp.	8,800	211
			846,933
Household Products (18.1%)
	Procter & Gamble Co.	5,050,259	416,444
	Colgate-Palmolive Co.	1,766,316	115,217
	Kimberly-Clark Corp.	755,886	87,388
	Clorox Co.	276,352	31,935
	Church & Dwight Co. Inc.	575,098	25,184
	Spectrum Brands Holdings Inc.	73,568	8,820
	Energizer Holdings Inc.	179,148	8,038
	WD-40 Co.	47,801	5,158
*	Central Garden & Pet Co. Class A	180,273	4,934
*	HRG Group Inc.	315,968	4,917
*,^ Central Garden & Pet Co.		132,316	3,821
			711,856
Personal Products (2.7%)
	Estee Lauder Cos. Inc. Class A	480,702	37,351
	Coty Inc. Class A	1,072,115	20,059
*	Edgewell Personal Care Co.	148,958	11,789
^	Nu Skin Enterprises Inc. Class A	163,981	8,556
*,^ Herbalife Ltd.		172,321	8,449
*	Avon Products Inc.	1,403,628	7,537
	Inter Parfums Inc.	101,438	3,495
*	USANA Health Sciences Inc.	50,993	3,108

Medifast Inc.		76,674	2,996
* Revlon Inc. Class A		92,784	2,575
^ Natural Health Trends Corp.		8,130	206
			106,121
Tobacco (15.3%)
Philip Morris International Inc.		2,931,930	258,831
Altria Group Inc.		3,659,497	233,952
Reynolds American Inc.		1,784,256	96,528
Vector Group Ltd.		273,140	5,831
Universal Corp.		75,519	4,157
			599,299
Total Common Stocks (Cost $3,594,349)			3,924,293
	Coupon
Temporary Cash Investment (0.3%)
1,2 Vanguard Market Liquidity Fund (Cost $9,937)	0.691%	99	9,938
Total Investments (100.3%) (Cost $3,604,286)			3,934,231
Other Assets and Liabilities-Net (-0.3%)2			(11,157)
Net Assets (100%)			3,923,074

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,463,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $9,936,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2016, the cost of investment securities for tax purposes was $3,604,286,000. Net unrealized appreciation of investment securities for tax purposes was $329,945,000, consisting of unrealized gains of $373,837,000 on securities that had risen in value since their purchase and $43,892,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Energy Equipment & Services (17.5%)
	Oil & Gas Drilling (1.9%)
^	Helmerich & Payne Inc.	364,096	27,544
	Nabors Industries Ltd.	983,318	15,832
	Patterson-UTI Energy Inc.	516,732	13,781
	Ensco plc Class A	1,080,159	10,434
*	Rowan Cos. plc Class A	442,023	7,877
	Noble Corp. plc	941,768	5,858
*	Unit Corp.	206,771	5,025
^,* Diamond Offshore Drilling Inc.		274,717	4,961
^	Atwood Oceanics Inc.	304,313	2,879
	Transocean Partners LLC	163,886	2,517
*	Pioneer Energy Services Corp.	401,781	2,009
*	Parker Drilling Co.	815,518	1,753
*	Transocean Ltd.	22,997	297

	Oil & Gas Equipment & Services (15.6%)
	Schlumberger Ltd.	4,476,994	376,291
	Halliburton Co.	2,771,140	147,120
	Baker Hughes Inc.	1,335,995	85,944
	National Oilwell Varco Inc.	1,247,294	46,599
*	FMC Technologies Inc.	759,494	26,020
^	Core Laboratories NV	149,028	16,655
*	Weatherford International plc	3,193,668	16,320
	US Silica Holdings Inc.	278,040	14,072
	Superior Energy Services Inc.	549,819	9,479
	Oceaneering International Inc.	353,458	9,420
*	Dril-Quip Inc.	138,324	7,822
*	Oil States International Inc.	193,792	6,947
*	McDermott International Inc.	921,165	6,338
^	RPC Inc.	261,187	5,245
*	Forum Energy Technologies Inc.	235,533	5,123
^,* Fairmount Santrol Holdings Inc.		496,529	4,781
*	Helix Energy Solutions Group Inc.	436,102	4,557
*	SEACOR Holdings Inc.	68,240	4,230
	Archrock Inc.	279,972	3,766
*	Exterran Corp.	162,370	3,264
*	Newpark Resources Inc.	387,578	2,849
*	Matrix Service Co.	129,434	2,699
	Bristow Group Inc.	166,895	2,605
^	Frank's International NV	202,506	2,549
*	TETRA Technologies Inc.	464,632	2,523
*	Tesco Corp.	272,776	2,114
*	RigNet Inc.	95,607	1,649
*	Era Group Inc.	136,899	1,603
*	Hornbeck Offshore Services Inc.	289,159	1,478
*	PHI Inc.	97,267	1,471
^,* CARBO Ceramics Inc.		150,975	1,242
^	Tidewater Inc.	422,144	967

^,* Gulfmark Offshore Inc.		65,741	82

			924,591
Oil, Gas & Consumable Fuels (82.4%)
	Coal & Consumable Fuels (0.3%)
	CONSOL Energy Inc.	642,138	13,215
*	Westmoreland Coal Co.	104,601	1,812

	Integrated Oil & Gas (37.8%)
	Exxon Mobil Corp.	13,095,477	1,143,235
	Chevron Corp.	6,012,303	670,732
	Occidental Petroleum Corp.	2,453,820	175,105

	Oil & Gas Exploration & Production (28.5%)
	ConocoPhillips	3,976,766	192,953
	EOG Resources Inc.	1,772,356	181,702
	Anadarko Petroleum Corp.	1,799,973	124,468
	Pioneer Natural Resources Co.	526,626	100,607
	Apache Corp.	1,242,239	81,926
	Devon Energy Corp.	1,539,277	74,393
*	Concho Resources Inc.	464,188	66,388
	Noble Energy Inc.	1,413,377	53,934
	Hess Corp.	926,044	51,821
	Marathon Oil Corp.	2,797,102	50,516
	Cimarex Energy Co.	315,691	43,527
	EQT Corp.	574,215	40,241
	Cabot Oil & Gas Corp.	1,534,033	33,933
*	Newfield Exploration Co.	667,078	30,165
*	Diamondback Energy Inc.	262,482	28,309
	Range Resources Corp.	627,612	22,079
*	Energen Corp.	331,004	20,545
	Murphy Oil Corp.	560,573	19,009
*	Parsley Energy Inc. Class A	491,915	18,767
*	Continental Resources Inc.	321,302	18,639
*	Southwestern Energy Co.	1,642,085	18,638
*	WPX Energy Inc.	1,160,145	18,029
*	QEP Resources Inc.	828,463	16,288
*	Chesapeake Energy Corp.	2,187,641	15,314
*	RSP Permian Inc.	342,718	15,302
*	PDC Energy Inc.	191,819	14,281
*	Rice Energy Inc.	546,264	13,302
	SM Energy Co.	305,350	12,171
*	Oasis Petroleum Inc.	776,524	11,625
*	Gulfport Energy Corp.	442,143	11,359
*	Callon Petroleum Co.	566,380	9,991
*	Whiting Petroleum Corp.	796,190	9,729
*	Carrizo Oil & Gas Inc.	224,013	9,485
*	Laredo Petroleum Inc.	567,003	9,066
*	Matador Resources Co.	307,974	8,204
*	Antero Resources Corp.	326,410	7,994
*	Synergy Resources Corp.	721,694	6,849
*	Denbury Resources Inc.	1,520,735	5,748
*	Gran Tierra Energy Inc.	1,358,986	3,941
*	Kosmos Energy Ltd.	677,725	3,592
^	California Resources Corp.	190,182	3,309
^,* Clayton Williams Energy Inc.		24,874	2,803
^,* Sanchez Energy Corp.		303,270	2,551

^,* Bill Barrett Corp.			317,919	2,486
*	Ring Energy Inc.		190,571	2,439
*	Cobalt International Energy Inc.		1,659,289	2,240
*	Eclipse Resources Corp.		592,882	1,749
*	Contango Oil & Gas Co.		172,977	1,711
^,* Jones Energy Inc. Class A			362,871	1,669
*	EXCO Resources Inc.		1,408,052	1,450
^,* Northern Oil and Gas Inc.			533,699	1,201
^,* W&T Offshore Inc.			699,535	1,182
	Resolute Energy Corp.		6,596	221

	Oil & Gas Refining & Marketing (7.6%)
	Phillips 66		1,540,688	128,000
	Valero Energy Corp.		1,513,659	93,181
	Marathon Petroleum Corp.		1,737,717	81,708
	Tesoro Corp.		396,661	32,268
	HollyFrontier Corp.		576,785	16,594
	World Fuel Services Corp.		249,255	11,082
	Western Refining Inc.		306,333	10,988
	PBF Energy Inc. Class A		353,404	8,478
	Delek US Holdings Inc.		206,115	4,145
	Green Plains Inc.		152,309	4,128
*	REX American Resources Corp.		28,199	2,755
^,* Clean Energy Fuels Corp.			557,953	2,031
^,* Par Pacific Holdings Inc.			127,861	1,892
*	Renewable Energy Group Inc.		192,712	1,879
^	CVR Energy Inc.		107,613	1,800
	Alon USA Energy Inc.		187,356	1,750

	Oil & Gas Storage & Transportation (8.2%)
	Kinder Morgan Inc.		6,124,960	135,974
	Spectra Energy Corp.		2,189,256	89,650
	Williams Cos. Inc.		2,347,720	72,075
	ONEOK Inc.		700,748	38,492
	Targa Resources Corp.		549,724	29,295
*	Cheniere Energy Inc.		673,410	27,516
*	Plains GP Holdings LP Class A		335,523	11,797
	SemGroup Corp. Class A		240,048	8,654
*	Enbridge Energy Management LLC		249,606	6,235
	Tallgrass Energy GP LP Class A		203,188	4,917
^	EnLink Midstream LLC		225,964	4,135
*	Gener8 Maritime Inc.		339,938	1,380
*	Overseas Shipholding Group Inc. Class A		26,435	204

				4,336,943
Total Common Stocks (Cost $5,555,913)				5,261,534
		Coupon
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
1,2 Vanguard Market Liquidity Fund (Cost
	$33,897)	0.691%	338,961	33,899
Total Investments (100.6%) (Cost $5,589,810)				5,295,433
Other Assets and Liabilities-Net (-0.6%)2				(30,530)
Net Assets (100%)				5,264,903
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $35,965,000.

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $34,236,000 of collateral received for securities on loan. The fund posted additional collateral of
$3,880,000 on the next business day.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2016, the cost of investment securities for tax purposes was $5,589,810,000. Net unrealized depreciation of investment securities for tax purposes was $294,377,000, consisting of unrealized gains of $318,717,000 on securities that had risen in value since their purchase and $613,094,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Financials Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Banks (45.5%)
JPMorgan Chase & Co.	4,940,651	396,092
Wells Fargo & Co.	6,556,344	346,962
Bank of America Corp.	13,958,387	294,801
Citigroup Inc.	3,974,140	224,102
US Bancorp	2,341,185	116,170
PNC Financial Services Group Inc.	672,271	74,313
BB&T Corp.	1,114,266	50,421
SunTrust Banks Inc.	678,176	35,231
M&T Bank Corp.	193,097	27,794
Fifth Third Bancorp	1,048,413	27,280
KeyCorp	1,480,510	25,628
Citizens Financial Group Inc.	710,700	23,816
Regions Financial Corp.	1,717,269	23,252
Huntington Bancshares Inc.	1,484,784	18,500
First Republic Bank	205,020	16,791
Comerica Inc.	237,974	15,171
CIT Group Inc.	276,537	11,297
* SVB Financial Group	71,270	11,263
Zions Bancorporation	280,774	11,172
* Signature Bank	73,506	11,019
East West Bancorp Inc.	196,947	9,430
PacWest Bancorp	156,656	8,029
People's United Financial Inc.	425,279	7,961
Commerce Bancshares Inc.	130,600	7,158
Bank of the Ozarks Inc.	140,741	6,829
Synovus Financial Corp.	168,530	6,524
Cullen/Frost Bankers Inc.	76,435	6,291
Webster Financial Corp.	125,488	6,225
First Horizon National Corp.	317,725	6,062
* Western Alliance Bancorp	129,670	6,058
Prosperity Bancshares Inc.	90,392	5,978
Popular Inc.	141,799	5,764
Investors Bancorp Inc.	423,874	5,739
Umpqua Holdings Corp.	300,988	5,349
BankUnited Inc.	142,423	5,046
Chemical Financial Corp.	95,783	4,969
Bank of Hawaii Corp.	58,576	4,883
PrivateBancorp Inc.	103,274	4,831
United Bankshares Inc.	104,229	4,810
* Texas Capital Bancshares Inc.	64,975	4,727
Associated Banc-Corp	205,662	4,699
IBERIABANK Corp.	56,188	4,655
Wintrust Financial Corp.	70,655	4,652
Home BancShares Inc.	172,896	4,473
Hancock Holding Co.	106,341	4,418
FNB Corp.	287,302	4,390
UMB Financial Corp.	57,571	4,377
Fulton Financial Corp.	236,209	4,193
MB Financial Inc.	95,861	4,148

Pinnacle Financial Partners Inc.	59,913	3,864
Sterling Bancorp	169,788	3,863
TCF Financial Corp.	222,231	3,856
Valley National Bancorp	330,649	3,750
Cathay General Bancorp	102,780	3,608
Glacier Bancorp Inc.	104,155	3,572
Hope Bancorp Inc.	175,496	3,492
First Citizens BancShares Inc. Class A	9,781	3,486
Community Bank System Inc.	60,631	3,438
BancorpSouth Inc.	116,482	3,326
Great Western Bancorp Inc.	80,471	3,219
Columbia Banking System Inc.	79,668	3,172
^ First Financial Bankshares Inc.	72,411	3,117
Trustmark Corp.	92,309	3,112
Hilltop Holdings Inc.	108,148	3,038
Old National Bancorp	175,825	2,998
International Bancshares Corp.	76,429	2,975
CVB Financial Corp.	140,632	2,921
South State Corp.	33,126	2,814
First Midwest Bancorp Inc.	110,982	2,695
United Community Banks Inc.	92,114	2,504
Towne Bank	76,865	2,479
* Eagle Bancorp Inc.	41,428	2,434
LegacyTexas Financial Group Inc.	61,861	2,429
Renasant Corp.	57,621	2,389
Independent Bank Corp.	36,029	2,345
WesBanco Inc.	57,155	2,279
NBT Bancorp Inc.	58,971	2,279
First Financial Bancorp	84,878	2,275
Simmons First National Corp. Class A	37,557	2,270
ServisFirst Bancshares Inc.	30,636	2,255
^ Westamerica Bancorporation	35,149	2,180
^ BOK Financial Corp.	26,889	2,160
* FCB Financial Holdings Inc. Class A	46,616	2,063
Ameris Bancorp	45,427	2,037
Union Bankshares Corp.	59,282	2,004
Park National Corp.	17,743	1,980
Yadkin Financial Corp.	59,968	1,965
BNC Bancorp	63,984	1,932
First Merchants Corp.	53,338	1,831
Boston Private Financial Holdings Inc.	114,312	1,715
S&T Bancorp Inc.	48,233	1,707
First Commonwealth Financial Corp.	121,227	1,530
Tompkins Financial Corp.	17,421	1,503
Lakeland Financial Corp.	34,210	1,444
Berkshire Hills Bancorp Inc.	42,424	1,440
Brookline Bancorp Inc.	95,809	1,428
Cardinal Financial Corp.	44,124	1,411
CenterState Banks Inc.	62,023	1,391
Capital Bank Financial Corp.	38,639	1,383
Hanmi Financial Corp.	44,024	1,352
Southside Bancshares Inc.	34,605	1,331
Heartland Financial USA Inc.	30,137	1,291
City Holding Co.	20,546	1,263
Central Pacific Financial Corp.	42,395	1,253
* Pacific Premier Bancorp Inc.	38,056	1,220
Banner Corp.	23,232	1,211

Stock Yards Bancorp Inc.	29,057	1,197
Sandy Spring Bancorp Inc.	32,646	1,188
State Bank Financial Corp.	47,825	1,181
* Customers Bancorp Inc.	38,599	1,177
First Busey Corp.	41,787	1,145
Enterprise Financial Services Corp.	27,406	1,052
First Interstate BancSystem Inc. Class A	27,358	1,033
Washington Trust Bancorp Inc.	19,930	1,015
Lakeland Bancorp Inc.	57,784	1,014
Flushing Financial Corp.	37,777	989
Univest Corp. of Pennsylvania	34,617	988
National Bank Holdings Corp. Class A	36,206	985
* First BanCorp	163,188	966
MainSource Financial Group Inc.	31,346	958
Heritage Financial Corp.	41,207	933
ConnectOne Bancorp Inc.	39,482	928
Independent Bank Group Inc.	15,428	927
Community Trust Bancorp Inc.	21,818	922
1st Source Corp.	23,131	910
TriCo Bancshares	28,273	884
^ Banc of California Inc.	57,458	868
Opus Bank	33,045	836
Bridge Bancorp Inc.	24,436	822
OFG Bancorp	60,862	822
* Seacoast Banking Corp. of Florida	39,277	807
BancFirst Corp.	9,783	802
German American Bancorp Inc.	16,713	793
CoBiz Financial Inc.	51,419	778
Bryn Mawr Bank Corp.	21,020	773
First of Long Island Corp.	29,238	748
Preferred Bank	15,990	721
Stonegate Bank	17,179	670
Great Southern Bancorp Inc.	13,480	669
Arrow Financial Corp.	16,904	640
First Bancorp	25,109	628
Fidelity Southern Corp.	28,058	626
* TriState Capital Holdings Inc.	30,517	623
Blue Hills Bancorp Inc.	34,074	593
Peoples Bancorp Inc.	19,596	572
Financial Institutions Inc.	18,644	571
First Financial Corp.	12,407	568
Southwest Bancorp Inc.	24,436	534
Republic Bancorp Inc. Class A	13,839	512
* First Foundation Inc.	17,480	490
Guaranty Bancorp	20,988	447
^ Live Oak Bancshares Inc.	23,887	414
* Atlantic Capital Bancshares Inc.	23,422	377
* HarborOne Bancorp Inc.	19,471	366
Sun Bancorp Inc.	14,036	322
Midland States Bancorp Inc.	6,224	203
* First NBC Bank Holding Co.	22,077	156
		2,097,165
Capital Markets (18.9%)
Goldman Sachs Group Inc.	499,190	109,467
Morgan Stanley	1,961,424	81,124
Bank of New York Mellon Corp.	1,460,554	69,259
Charles Schwab Corp.	1,628,768	62,968

BlackRock Inc.	166,806	61,850
CME Group Inc.	463,610	52,346
• Intercontinental Exchange Inc.	814,975	45,150
S&P Global Inc.	361,167	42,975
State Street Corp.	533,583	42,046
Ameriprise Financial Inc.	220,935	25,233
T. Rowe Price Group Inc.	340,106	25,188
Northern Trust Corp.	294,558	24,198
Moody's Corp.	236,776	23,796
Franklin Resources Inc.	512,400	20,117
Invesco Ltd.	560,867	17,561
TD Ameritrade Holding Corp.	360,126	14,769
* E*TRADE Financial Corp.	374,578	12,927
Raymond James Financial Inc.	174,501	12,554
* Affiliated Managers Group Inc.	73,623	10,904
Nasdaq Inc.	158,587	10,164
MSCI Inc. Class A	123,149	9,704
FactSet Research Systems Inc.	55,566	8,900
SEI Investments Co.	187,850	8,863
MarketAxess Holdings Inc.	51,466	8,531
CBOE Holdings Inc.	111,096	7,654
Eaton Vance Corp.	154,221	6,237
* Stifel Financial Corp.	90,624	4,518
^ LPL Financial Holdings Inc.	103,563	4,266
Legg Mason Inc.	127,281	4,060
NorthStar Asset Management Group Inc.	245,607	3,625
Evercore Partners Inc. Class A	52,890	3,565
Federated Investors Inc. Class B	126,722	3,484
Interactive Brokers Group Inc.	87,214	3,202
BGC Partners Inc. Class A	281,316	2,748
Janus Capital Group Inc.	200,792	2,711
Financial Engines Inc.	77,335	2,695
Waddell & Reed Financial Inc. Class A	113,149	2,210
Morningstar Inc.	26,626	1,941
^ WisdomTree Investments Inc.	159,903	1,769
Artisan Partners Asset Management Inc. Class A	54,722	1,631
* Piper Jaffray Cos.	20,794	1,517
* KCG Holdings Inc. Class A	89,440	1,265
Greenhill & Co. Inc.	38,856	1,076
Cohen & Steers Inc.	28,377	1,010
Virtus Investment Partners Inc.	7,981	924
Diamond Hill Investment Group Inc.	4,258	890
* INTL. FCStone Inc.	21,156	870
OM Asset Management plc	57,944	852
Moelis & Co. Class A	28,187	823
Investment Technology Group Inc.	40,211	750
* Donnelley Financial Solutions Inc.	38,370	732
^ PJT Partners Inc.	23,833	702
Virtu Financial Inc. Class A	46,277	641
Westwood Holdings Group Inc.	10,393	617
Arlington Asset Investment Corp. Class A	30,874	501
* Cowen Group Inc. Class A	135,553	495
Houlihan Lokey Inc.	16,358	466
* Ladenburg Thalmann Financial Services Inc.	136,453	330
* Safeguard Scientifics Inc.	27,345	321
Associated Capital Group Inc. Class A	6,386	216
Pzena Investment Management Inc. Class A	20,308	201

	GAMCO Investors Inc. Class A	5,881	180
	Fifth Street Asset Management Inc.	6,600	41
			872,330
Consumer Finance (5.5%)
	American Express Co.	1,074,249	77,389
	Capital One Financial Corp.	692,304	58,181
	Synchrony Financial	1,140,809	39,426
	Discover Financial Services	552,240	37,425
	Ally Financial Inc.	595,681	11,568
	Navient Corp.	434,461	7,486
*	SLM Corp.	475,144	4,785
	FirstCash Inc.	66,059	3,032
*	Santander Consumer USA Holdings Inc.	171,153	2,358
*	PRA Group Inc.	63,143	2,270
*,^ Credit Acceptance Corp.		9,685	1,858
*	LendingClub Corp.	319,244	1,807
*	OneMain Holdings Inc. Class A	82,606	1,683
	Nelnet Inc. Class A	31,686	1,598
*	Green Dot Corp. Class A	61,674	1,487
*,^ Encore Capital Group Inc.		33,396	917
*	EZCORP Inc. Class A	70,871	826
*	World Acceptance Corp.	9,061	510
*	Enova International Inc.	31,502	367
			254,973
Diversified Financial Services (6.2%)
*	Berkshire Hathaway Inc. Class B	1,666,355	262,351
	Voya Financial Inc.	274,025	10,651
	Leucadia National Corp.	444,301	9,783
	Texas Pacific Land Trust	11,019	3,276
*	PICO Holdings Inc.	29,699	425
*	NewStar Financial Inc.	29,157	248
*	On Deck Capital Inc.	38,439	177
			286,911
Insurance (20.9%)
	American International Group Inc.	1,464,774	92,764
	Chubb Ltd.	632,646	80,979
	MetLife Inc.	1,277,726	70,288
	Prudential Financial Inc.	597,806	60,139
	Marsh & McLennan Cos. Inc.	710,041	49,213
	Travelers Cos. Inc.	394,451	44,711
	Aon plc	363,347	41,458
	Aflac Inc.	560,320	39,996
	Allstate Corp.	508,216	35,534
	Progressive Corp.	796,079	26,509
	Hartford Financial Services Group Inc.	528,115	24,885
	Principal Financial Group Inc.	393,480	22,700
	Willis Towers Watson plc	179,430	22,316
	Lincoln National Corp.	318,532	20,418
	Loews Corp.	392,128	17,508
*	Markel Corp.	19,145	17,199
	Cincinnati Financial Corp.	213,923	16,416
*	Arch Capital Group Ltd.	167,812	13,881
	XL Group Ltd.	376,289	13,595
	Unum Group	321,153	13,575
	Arthur J Gallagher & Co.	242,298	12,200
	Everest Re Group Ltd.	57,318	12,068

*	Alleghany Corp.	21,150	12,012
	Torchmark Corp.	155,883	10,926
	FNF Group	336,064	10,734
	Reinsurance Group of America Inc. Class A	87,767	10,712
	WR Berkley Corp.	134,221	8,294
	Endurance Specialty Holdings Ltd.	87,717	8,087
	American Financial Group Inc.	94,985	7,811
	Axis Capital Holdings Ltd.	124,291	7,583
	RenaissanceRe Holdings Ltd.	56,398	7,363
	Assurant Inc.	82,453	7,119
	Brown & Brown Inc.	162,476	7,043
	Assured Guaranty Ltd.	180,409	6,451
	Old Republic International Corp.	338,044	6,041
	Validus Holdings Ltd.	110,543	6,007
	First American Financial Corp.	149,974	5,660
	White Mountains Insurance Group Ltd.	6,758	5,656
	Allied World Assurance Co. Holdings AG	119,295	5,584
	Hanover Insurance Group Inc.	58,409	5,058
	Primerica Inc.	63,789	4,510
	CNO Financial Group Inc.	239,122	4,280
	Aspen Insurance Holdings Ltd.	82,686	4,213
	ProAssurance Corp.	72,919	4,087
	Erie Indemnity Co. Class A	34,788	3,728
	Selective Insurance Group Inc.	79,052	3,249
	RLI Corp.	54,007	3,243
	AmTrust Financial Services Inc.	117,964	3,003
*	Genworth Financial Inc. Class A	681,598	2,917
*	Enstar Group Ltd.	14,458	2,843
	Argo Group International Holdings Ltd.	41,414	2,628
*	American Equity Investment Life Holding Co.	120,104	2,490
	Kemper Corp.	56,059	2,296
	Mercury General Corp.	37,870	2,212
	Horace Mann Educators Corp.	55,049	2,210
*	MBIA Inc.	177,014	1,839
	National General Holdings Corp.	80,248	1,813
	Navigators Group Inc.	16,828	1,774
	AMERISAFE Inc.	26,130	1,661
	Employers Holdings Inc.	44,118	1,560
*	Ambac Financial Group Inc.	61,667	1,511
	Stewart Information Services Corp.	31,060	1,473
	Safety Insurance Group Inc.	19,691	1,385
	American National Insurance Co.	11,103	1,338
	United Fire Group Inc.	29,355	1,333
	Infinity Property & Casualty Corp.	15,178	1,309
	Maiden Holdings Ltd.	80,667	1,242
*	FNFV Group	93,818	1,201
	FBL Financial Group Inc. Class A	15,353	1,175
	Universal Insurance Holdings Inc.	45,855	1,101
*	Greenlight Capital Re Ltd. Class A	42,445	966
*	Third Point Reinsurance Ltd.	79,986	948
	James River Group Holdings Ltd.	23,702	924
	National Western Life Group Inc. Class A	3,338	873
*,^ Citizens Inc. Class A		64,798	597
	State Auto Financial Corp.	22,876	590
	State National Cos. Inc.	40,293	541
	Heritage Insurance Holdings Inc.	34,150	493
*	WMIH Corp.	278,006	473

*	Global Indemnity Ltd.	11,991	448
	OneBeacon Insurance Group Ltd. Class A	28,145	432
^	HCI Group Inc.	12,095	391
	Fidelity & Guaranty Life	15,977	377
*,^ Trupanion Inc.		21,510	358
	United Insurance Holdings Corp.	23,301	316
	Baldwin & Lyons Inc.	11,891	315
	EMC Insurance Group Inc.	11,375	314
	Donegal Group Inc. Class A	12,545	201
	Crawford & Co. Class B	15,224	201
*,^ Patriot National Inc.		13,056	81
			965,956
Mortgage Real Estate Investment Trusts (REITs) (1.6%)
	Annaly Capital Management Inc.	1,362,269	13,922
	AGNC Investment Corp.	452,433	8,442
	Starwood Property Trust Inc.	325,326	7,310
	New Residential Investment Corp.	342,411	5,290
	Chimera Investment Corp.	244,351	4,144
	Two Harbors Investment Corp.	475,762	4,125
	MFA Financial Inc.	508,421	3,976
	Blackstone Mortgage Trust Inc. Class A	128,424	3,863
	Colony Capital Inc. Class A	155,099	3,181
	Invesco Mortgage Capital Inc.	152,237	2,268
	Apollo Commercial Real Estate Finance Inc.	110,640	1,899
	CYS Investments Inc.	208,210	1,674
	Redwood Trust Inc.	104,545	1,591
	PennyMac Mortgage Investment Trust	88,622	1,443
	Capstead Mortgage Corp.	130,600	1,351
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	60,428	1,201
	ARMOUR Residential REIT Inc.	50,318	1,119
	New York Mortgage Trust Inc.	149,899	1,001
*	MTGE Investment Corp.	59,598	995
	Ladder Capital Corp.	64,992	933
	Altisource Residential Corp.	75,166	886
	Anworth Mortgage Asset Corp.	129,518	674
	AG Mortgage Investment Trust Inc.	37,629	662
	Western Asset Mortgage Capital Corp.	56,372	603
	Ares Commercial Real Estate Corp.	36,412	493
	Dynex Capital Inc.	62,811	434
	Arbor Realty Trust Inc.	55,340	412
	Resource Capital Corp.	41,990	354
	Newcastle Investment Corp.	1,075	5
			74,251
Thrifts & Mortgage Finance (1.4%)
	New York Community Bancorp Inc.	665,498	10,635
	Radian Group Inc.	293,092	4,267
*	MGIC Investment Corp.	465,076	4,218
	Washington Federal Inc.	124,184	4,030
	Capitol Federal Financial Inc.	178,823	2,845
*	Essent Group Ltd.	88,863	2,712
	EverBank Financial Corp.	133,951	2,585
	Northwest Bancshares Inc.	133,272	2,422
	Provident Financial Services Inc.	81,493	2,195
	Astoria Financial Corp.	125,080	2,045
	Kearny Financial Corp.	122,314	1,853
*,^ BofI Holding Inc.		78,077	1,845

Beneficial Bancorp Inc.		105,598	1,837
TFS Financial Corp.		98,521	1,836
WSFS Financial Corp.		38,187	1,629
Meridian Bancorp Inc.		70,238	1,247
* Walker & Dunlop Inc.		38,021	1,117
Northfield Bancorp Inc.		59,504	1,103
United Financial Bancorp Inc.		65,171	1,100
* LendingTree Inc.		10,383	1,088
TrustCo Bank Corp.		130,461	1,063
* PHH Corp.		73,147	1,062
Meta Financial Group Inc.		11,209	1,020
Oritani Financial Corp.		52,629	929
*,^ Nationstar Mortgage Holdings Inc.		53,188	903
OceanFirst Financial Corp.		37,241	883
* Flagstar Bancorp Inc.		31,101	876
* HomeStreet Inc.		28,426	826
Dime Community Bancshares Inc.		44,098	825
Federal Agricultural Mortgage Corp.		12,519	676
* Ocwen Financial Corp.		125,328	644
Waterstone Financial Inc.		31,397	562
* NMI Holdings Inc. Class A		63,661	548
Clifton Bancorp Inc.		29,080	475
* PennyMac Financial Services Inc. Class A		25,344	441
*,^ Walter Investment Management Corp.		28,520	163
			64,505
Equity Real Estate Investment Trusts (REITs) (0.0%)
Escrow Winthrop Realty Trust		23,515	188
Total Common Stocks (Cost $4,181,754)			4,616,279
	Coupon
Temporary Cash Investments (0.2%)
1,2 Vanguard Market Liquidity Fund	0.691%	95,749	9,576
Total Temporary Cash Investments (Cost $9,575)			9,576
Total Investments (100.2%) (Cost $4,191,329)			4,625,855
Other Assets and Liabilities-Net (-0.2%)2			(9,412)
Net Assets (100%)			4,616,443

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,104,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $7,407,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Financials Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,616,091	—	188
Temporary Cash Investments	9,576	—	—
Total	4,625,667	—	188

C. At November 30, 2016, the cost of investment securities for tax purposes was $4,191,329,000. Net unrealized appreciation of investment securities for tax purposes was $434,526,000, consisting of unrealized gains of $485,537,000 on securities that had risen in value since their purchase and $51,011,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Biotechnology (22.7%)
	Amgen Inc.	1,510,828	217,665
	AbbVie Inc.	3,288,002	199,911
	Gilead Sciences Inc.	2,664,296	196,359
*	Celgene Corp.	1,564,890	185,455
*	Biogen Inc.	442,391	130,094
*	Regeneron Pharmaceuticals Inc.	156,540	59,366
*	Alexion Pharmaceuticals Inc.	452,681	55,494
*	Vertex Pharmaceuticals Inc.	500,075	40,811
*	Incyte Corp.	341,852	34,968
*	BioMarin Pharmaceutical Inc.	344,874	29,532
*	Alkermes plc	306,216	17,402
*	Seattle Genetics Inc.	199,918	12,957
*	United Therapeutics Corp.	87,723	11,019
*,^ Ionis Pharmaceuticals Inc.		244,276	10,690
*,^ TESARO Inc.		72,504	9,838
*	Neurocrine Biosciences Inc.	175,390	8,147
*	Exelixis Inc.	465,021	7,868
*,^ OPKO Health Inc.		676,818	7,032
*	Alnylam Pharmaceuticals Inc.	155,774	6,834
*	Ultragenyx Pharmaceutical Inc.	75,687	5,926
*,^ ACADIA Pharmaceuticals Inc.		194,606	5,252
*	ARIAD Pharmaceuticals Inc.	349,098	4,706
*	Bluebird Bio Inc.	74,881	4,519
*	Ligand Pharmaceuticals Inc.	40,095	4,186
*,^ Kite Pharma Inc.		79,637	4,056
*	Agios Pharmaceuticals Inc.	67,175	3,910
*	Ironwood Pharmaceuticals Inc. Class A	247,247	3,858
*,^ Intercept Pharmaceuticals Inc.		34,879	3,527
*,^ Intrexon Corp.		119,722	3,493
*	Prothena Corp. plc	59,160	3,492
*,^ Sarepta Therapeutics Inc.		101,817	3,488
*	Radius Health Inc.	61,252	3,260
*	Exact Sciences Corp.	216,697	3,201
*	Sage Therapeutics Inc.	62,805	3,147
*	Five Prime Therapeutics Inc.	51,451	2,959
*	Puma Biotechnology Inc.	66,112	2,846
*	Halozyme Therapeutics Inc.	220,930	2,609
*,^ Juno Therapeutics Inc.		128,175	2,570
*,^ Spark Therapeutics Inc.		46,410	2,553
*	Array BioPharma Inc.	297,753	2,410
*,^ Clovis Oncology Inc.		69,578	2,384
*	Myriad Genetics Inc.	139,568	2,329
*	AMAG Pharmaceuticals Inc.	68,931	2,289
*	FibroGen Inc.	101,343	2,245
*	Repligen Corp.	68,184	2,196
*	Portola Pharmaceuticals Inc.	114,440	2,059
*,^ MiMedx Group Inc.		210,912	1,999
*	Acorda Therapeutics Inc.	93,365	1,942
	Avexis Inc.	32,642	1,930

*,^ Alder Biopharmaceuticals Inc.		80,980	1,907
*	Synergy Pharmaceuticals Inc.	361,927	1,904
*	Momenta Pharmaceuticals Inc.	134,496	1,903
*	Acceleron Pharma Inc.	56,084	1,889
*	Emergent BioSolutions Inc.	69,055	1,848
*	Xencor Inc.	66,404	1,697
*	Ophthotech Corp.	53,901	1,652
*	Insmed Inc.	118,350	1,615
*	Amicus Therapeutics Inc.	258,328	1,545
*,^ Eagle Pharmaceuticals Inc.		18,983	1,499
*	MacroGenics Inc.	55,424	1,437
*,^ Lexicon Pharmaceuticals Inc.		93,800	1,429
*,^ ZIOPHARM Oncology Inc.		212,303	1,376
*,^ Merrimack Pharmaceuticals Inc.		245,886	1,355
*	Vanda Pharmaceuticals Inc.	78,216	1,287
*	Retrophin Inc.	62,412	1,278
*	Coherus Biosciences Inc.	47,166	1,269
*	Progenics Pharmaceuticals Inc.	139,154	1,245
*	Genomic Health Inc.	36,604	1,114
*	Blueprint Medicines Corp.	35,776	1,051
*,^ Heron Therapeutics Inc.		67,055	1,029
*,^ Inovio Pharmaceuticals Inc.		139,732	989
*,^ Keryx Biopharmaceuticals Inc.		159,966	928
*	Achillion Pharmaceuticals Inc.	219,256	908
*	Enanta Pharmaceuticals Inc.	28,685	902
*	Epizyme Inc.	81,204	901
*	REGENXBIO Inc.	40,107	892
*,^ Aimmune Therapeutics Inc.		37,898	860
*,^ Global Blood Therapeutics Inc.		40,902	783
*,^ Celldex Therapeutics Inc.		197,952	754
*	Otonomy Inc.	42,097	716
*	Arena Pharmaceuticals Inc.	486,723	706
	PDL BioPharma Inc.	320,995	703
*	PTC Therapeutics Inc.	62,187	693
*,^ Axovant Sciences Ltd.		50,922	689
*	Atara Biotherapeutics Inc.	34,481	684
*,^ Novavax Inc.		548,494	664
*	BioCryst Pharmaceuticals Inc.	117,711	658
*,^ Immunomedics Inc.		204,194	657
*,^ Geron Corp.		315,365	643
*	Flexion Therapeutics Inc.	38,856	641
*	Ardelyx Inc.	42,885	635
*	Versartis Inc.	48,913	609
*	Loxo Oncology Inc.	21,556	594
*,^ Organovo Holdings Inc.		195,585	591
*,^ Bellicum Pharmaceuticals Inc.		32,709	586
*,^ Foundation Medicine Inc.		27,825	572
*	Natera Inc.	45,602	547
*	Spectrum Pharmaceuticals Inc.	139,067	544
*,^ Advaxis Inc.		62,722	521
*,^ Aduro Biotech Inc.		44,936	512
*,^ TG Therapeutics Inc.		88,696	510
*,^ Insys Therapeutics Inc.		43,225	510
*	Corbus Pharmaceuticals Holdings Inc.	66,177	503
*,^ XBiotech Inc.		35,445	496
*	NewLink Genetics Corp.	44,479	493
*,^ Sorrento Therapeutics Inc.		92,962	488

*	Sangamo BioSciences Inc.	134,717	431
*	Chimerix Inc.	83,341	408
	Intellia Therapeutics Inc.	25,409	400
*	Karyopharm Therapeutics Inc.	43,220	399
*	Trevena Inc.	68,656	376
*	CytomX Therapeutics Inc.	32,356	360
*	CoLucid Pharmaceuticals Inc.	9,997	353
*	Editas Medicine Inc.	24,616	351
*,^ Cara Therapeutics Inc.		38,508	347
*	OncoMed Pharmaceuticals Inc.	40,195	341
*,^ NantKwest Inc.		48,558	318
*,^ Dynavax Technologies Corp.		73,503	316
*,^ ImmunoGen Inc.		175,477	312
*	Esperion Therapeutics Inc.	27,307	288
*,^ Seres Therapeutics Inc.		27,613	276
*	Minerva Neurosciences Inc.	21,194	273
*,^ MannKind Corp.		577,508	272
*,^ Voyager Therapeutics Inc.		21,716	271
*	Corvus Pharmaceuticals Inc.	16,186	250
*,^ Osiris Therapeutics Inc.		36,748	219
*	Agenus Inc.	52,640	217
*	Arbutus Biopharma Corp.	74,712	198
*	OvaScience Inc.	58,880	197
*	Immune Design Corp.	25,143	185
*,^ Arrowhead Pharmaceuticals Inc.		116,133	167
*	Regulus Therapeutics Inc.	63,821	156
*	Adverum Biotechnologies Inc.	54,112	154
*	Zafgen Inc.	38,496	130
*	Infinity Pharmaceuticals Inc.	89,549	104
*	QLT Inc.	48,560	98
*	Dicerna Pharmaceuticals Inc.	25,070	75
*	Syros Pharmaceuticals Inc.	4,994	68
			1,400,504
Health Care Equipment & Supplies (19.2%)
	Medtronic plc	2,813,429	205,408
	Abbott Laboratories	2,967,825	112,985
	Danaher Corp.	1,254,699	98,080
	Stryker Corp.	680,053	77,295
	Becton Dickinson and Co.	429,942	72,703
*	Boston Scientific Corp.	2,746,637	56,196
*	Intuitive Surgical Inc.	77,716	50,029
	St. Jude Medical Inc.	575,506	45,580
	Baxter International Inc.	988,227	43,848
	Zimmer Biomet Holdings Inc.	403,748	41,126
*	Edwards Lifesciences Corp.	429,809	35,610
	CR Bard Inc.	148,448	31,256
	Dentsply Sirona Inc.	470,353	27,365
*	IDEXX Laboratories Inc.	180,731	21,263
*	Hologic Inc.	504,005	19,293
	ResMed Inc.	284,005	17,461
*	Varian Medical Systems Inc.	188,492	16,932
	Cooper Cos. Inc.	97,848	16,095
*	Align Technology Inc.	145,372	13,527
	Teleflex Inc.	88,915	13,153
	West Pharmaceutical Services Inc.	147,975	12,008
	STERIS plc	174,244	11,432
*	DexCom Inc.	169,401	11,060

*	ABIOMED Inc.	82,285	9,236
	Hill-Rom Holdings Inc.	132,498	7,067
*	Alere Inc.	175,029	6,952
*	NuVasive Inc.	100,937	6,551
	Cantel Medical Corp.	76,034	6,202
*	Masimo Corp.	94,716	5,860
*	Integra LifeSciences Holdings Corp.	60,369	4,878
*	Neogen Corp.	76,091	4,815
*	ICU Medical Inc.	30,850	4,635
*	Wright Medical Group NV	187,163	4,312
*	Haemonetics Corp.	102,828	4,075
*	LivaNova plc	89,464	3,961
*	Insulet Corp.	115,881	3,899
*	Halyard Health Inc.	94,496	3,510
*	Penumbra Inc.	52,943	3,277
*	Nevro Corp.	43,102	3,277
*	NxStage Medical Inc.	130,504	3,226
*	Zeltiq Aesthetics Inc.	72,030	3,170
*	Globus Medical Inc.	144,227	3,121
*	Natus Medical Inc.	67,063	2,672
	Abaxis Inc.	45,595	2,352
	Analogic Corp.	24,906	2,295
*	Cynosure Inc. Class A	47,721	2,164
*	Merit Medical Systems Inc.	89,129	2,099
*	Inogen Inc.	32,360	2,085
	CONMED Corp.	47,498	2,070
*	Vascular Solutions Inc.	34,986	1,928
*	Spectranetics Corp.	86,727	1,895
*	Cardiovascular Systems Inc.	67,332	1,629
	Integer Holdings Corp.	56,693	1,602
	Meridian Bioscience Inc.	84,746	1,466
	Atrion Corp.	2,971	1,458
*	Anika Therapeutics Inc.	29,926	1,396
*	Orthofix International NV	36,854	1,388
*	Quidel Corp.	55,116	1,264
*	AtriCure Inc.	67,134	1,208
*	K2M Group Holdings Inc.	64,047	1,204
*	Endologix Inc.	149,305	1,097
*	AngioDynamics Inc.	66,746	1,088
*,^ Cerus Corp.		195,800	1,022
*	GenMark Diagnostics Inc.	82,886	963
*	OraSure Technologies Inc.	110,626	933
	CryoLife Inc.	46,558	915
*	Accuray Inc.	162,132	819
*	Glaukos Corp.	22,966	717
	Invacare Corp.	60,625	697
*,^ Novocure Ltd.		87,037	675
*	STAAR Surgical Co.	62,123	674
*,^ Rockwell Medical Inc.		97,635	635
*	ConforMIS Inc.	45,071	405
*	Tandem Diabetes Care Inc.	36,708	90
*	Wright Medical Group Inc. CVR	14,554	20
			1,184,654
Health Care Providers & Services (19.0%)
	UnitedHealth Group Inc.	1,922,807	304,419
*	Express Scripts Holding Co.	1,272,357	96,546
	Aetna Inc.	708,247	92,667

	Anthem Inc.	531,244	75,718
	Cigna Corp.	517,994	69,795
	McKesson Corp.	455,770	65,544
	Humana Inc.	300,952	63,994
	Cardinal Health Inc.	643,238	45,676
*	HCA Holdings Inc.	611,537	43,352
	AmerisourceBergen Corp. Class A	384,297	29,971
*	Laboratory Corp. of America Holdings	206,479	25,985
*	Henry Schein Inc.	165,112	24,595
	Quest Diagnostics Inc.	280,626	24,544
	Universal Health Services Inc. Class B	181,721	22,355
*	DaVita Inc.	334,536	21,193
*	Centene Corp.	345,162	19,892
*	MEDNAX Inc.	188,924	12,369
*	WellCare Health Plans Inc.	89,305	12,237
*	VCA Inc.	163,739	10,250
*	Envision Healthcare Holdings Inc.	377,985	8,588
*	Amsurg Corp.	111,031	7,563
	HealthSouth Corp.	181,156	7,549
	Patterson Cos. Inc.	170,764	6,615
*	Team Health Holdings Inc.	149,845	6,376
*	Acadia Healthcare Co. Inc.	150,440	5,718
	Chemed Corp.	32,675	4,868
*	LifePoint Health Inc.	86,146	4,734
*	Brookdale Senior Living Inc.	376,423	4,378
	Owens & Minor Inc.	126,888	4,303
*	Molina Healthcare Inc.	80,235	4,241
*	HealthEquity Inc.	88,054	3,921
*	Magellan Health Inc.	47,077	3,427
*	AMN Healthcare Services Inc.	97,361	3,242
*	Tenet Healthcare Corp.	201,248	3,065
*	Premier Inc. Class A	95,784	2,887
*	Select Medical Holdings Corp.	213,436	2,593
*	Surgical Care Affiliates Inc.	56,830	2,390
*	Air Methods Corp.	73,020	2,388
*	Amedisys Inc.	54,285	2,144
	Ensign Group Inc.	96,913	2,095
	US Physical Therapy Inc.	25,165	1,611
*	Healthways Inc.	65,455	1,519
*	PharMerica Corp.	61,964	1,490
	National HealthCare Corp.	20,255	1,390
*	LHC Group Inc.	30,841	1,297
*	Community Health Systems Inc.	230,506	1,254
	Aceto Corp.	60,089	1,228
	Kindred Healthcare Inc.	172,615	1,148
*	Diplomat Pharmacy Inc.	80,248	1,136
*	Triple-S Management Corp. Class B	48,249	1,075
*	BioTelemetry Inc.	53,698	1,044
*	Universal American Corp.	98,290	987
	Landauer Inc.	19,476	964
*	Providence Service Corp.	25,495	936
*,^ Teladoc Inc.		50,786	932
*	Capital Senior Living Corp.	55,284	861
*	CorVel Corp.	21,430	690
*	Almost Family Inc.	16,761	674
*	American Renal Associates Holdings Inc.	24,903	608
*	Surgery Partners Inc.	39,890	588

*	Civitas Solutions Inc.	30,627	513
*	Quorum Health Corp.	59,311	339
*	Genesis Healthcare Inc.	90,132	325
*	Adeptus Health Inc. Class A	30,722	257
*,^ AAC Holdings Inc.		18,571	156
			1,177,209
Health Care Technology (1.1%)
*	Cerner Corp.	613,635	30,547
*	Veeva Systems Inc. Class A	175,875	8,175
*	athenahealth Inc.	79,465	7,517
*	Medidata Solutions Inc.	115,986	6,406
*	Allscripts Healthcare Solutions Inc.	359,688	3,949
*	HMS Holdings Corp.	170,242	3,119
*	Omnicell Inc.	73,075	2,620
*,^ Inovalon Holdings Inc. Class A		135,569	2,081
*	HealthStream Inc.	51,471	1,290
	Quality Systems Inc.	92,445	1,213
*	Evolent Health Inc. Class A	49,601	932
*	Vocera Communications Inc.	49,049	893
^	Computer Programs & Systems Inc.	22,006	529
*	Castlight Health Inc. Class B	48,761	227
			69,498
Life Sciences Tools & Services (5.1%)
	Thermo Fisher Scientific Inc.	795,994	111,527
*	Illumina Inc.	295,901	39,396
	Agilent Technologies Inc.	657,135	28,901
*	Quintiles IMS Holdings Inc.	297,436	22,852
*	Mettler-Toledo International Inc.	53,480	22,035
*	Waters Corp.	162,614	21,883
	PerkinElmer Inc.	220,851	11,202
	Bio-Techne Corp.	75,162	7,919
*	Bio-Rad Laboratories Inc. Class A	41,663	7,228
*	Charles River Laboratories International Inc.	95,529	6,792
*	PAREXEL International Corp.	107,113	6,320
*	INC Research Holdings Inc. Class A	107,748	5,333
	Bruker Corp.	228,748	5,188
*	VWR Corp.	185,616	5,049
*	PRA Health Sciences Inc.	80,774	4,339
*	Cambrex Corp.	64,824	3,248
*	Luminex Corp.	78,312	1,592
*,^ Accelerate Diagnostics Inc.		61,656	1,538
*	Pacific Biosciences of California Inc.	176,245	1,341
*	NeoGenomics Inc.	149,249	1,334
*,^ Albany Molecular Research Inc.		54,360	916
*	Fluidigm Corp.	52,388	337
			316,270
Other (0.0%)1
*	Dyax Corp CVR Expire 12/31/2019	299,743	333
*	Durata Therapeutics Inc CVR Expire 12/31/2018	48	—
*	Clinical Data CVR	8,685	—
*	Cubist Pharmaceuticals, Inc. CVR	31,107	—
			333
Pharmaceuticals (32.8%)
	Johnson & Johnson	5,523,682	614,786
	Pfizer Inc.	12,246,281	393,595
	Merck & Co. Inc.	5,582,789	341,611

	Bristol-Myers Squibb Co.		3,373,332	190,391
*	Allergan plc		799,389	155,321
	Eli Lilly & Co.		2,005,729	134,624
	Zoetis Inc.		949,421	47,832
*	Mylan NV		917,895	33,604
	Perrigo Co. plc		289,206	24,970
*	Jazz Pharmaceuticals plc		122,388	12,683
*	Mallinckrodt plc		217,425	11,458
*	Endo International plc		428,334	6,858
*	Catalent Inc.		252,580	6,044
*	Horizon Pharma plc		292,265	5,787
*	Prestige Brands Holdings Inc.		106,947	5,087
*	Medicines Co.		141,943	4,982
*	Nektar Therapeutics Class A		303,137	3,724
*	Akorn Inc.		152,722	3,241
*	Pacira Pharmaceuticals Inc.		75,044	2,390
*	Depomed Inc.		123,776	2,364
*,^ Theravance Biopharma Inc.			78,893	2,196
*	Aerie Pharmaceuticals Inc.		54,666	2,031
*,^ TherapeuticsMD Inc.			315,927	1,877
*	Impax Laboratories Inc.		127,146	1,837
*	Supernus Pharmaceuticals Inc.		80,165	1,728
*,^ Innoviva Inc.			157,119	1,625
*	Dermira Inc.		46,515	1,488
*	Amphastar Pharmaceuticals Inc.		72,558	1,471
*,^ Lannett Co. Inc.			58,945	1,350
*	Corcept Therapeutics Inc.		156,141	1,310
*	Aclaris Therapeutics Inc.		36,122	1,082
*	ANI Pharmaceuticals Inc.		17,418	1,026
	Phibro Animal Health Corp. Class A		37,182	1,021
*,^ Omeros Corp.			82,019	1,008
*	SciClone Pharmaceuticals Inc.		94,742	943
*	Intra-Cellular Therapies Inc. Class A		65,309	910
*	Sucampo Pharmaceuticals Inc. Class A		46,177	750
*	Revance Therapeutics Inc.		39,793	667
*,^ Collegium Pharmaceutical Inc.			37,576	622
*	Cempra Inc.		84,018	546
*	Teligent Inc.		75,018	539
*	MyoKardia Inc.		32,045	505
*	Aratana Therapeutics Inc.		63,276	451
*	Intersect ENT Inc.		42,596	443
*	WaVe Life Sciences Ltd.		10,637	379
*,^ Ocular Therapeutix Inc.			35,167	327
*	Tetraphase Pharmaceuticals Inc.		66,431	278
	Clearside Biomedical Inc.		18,647	273
*,^ BioDelivery Sciences International Inc.			100,438	171
				2,030,206
Total Common Stocks (Cost $5,981,105)				6,178,674
		Coupon
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
2,3 Vanguard Market Liquidity Fund (Cost
	$36,193)	0.691%	361,916	36,195

Total Investments (100.5%) (Cost $6,017,298)	6,214,869
Other Assets and Liabilities-Net (-0.5%)3	(33,038)
Net Assets (100%)	6,181,831

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $33,379,000.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $36,192,000 of collateral received for securities on loan.
CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,178,341	—	333
Temporary Cash Investments	36,195	—	—
Total	6,214,536	—	333

C. At November 30, 2016, the cost of investment securities for tax purposes was $6,017,365,000. Net unrealized appreciation of investment securities for tax purposes was $197,504,000, consisting of unrealized gains of $618,338,000 on securities that had risen in value since their purchase and $420,834,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Industrials Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Auto Components (1.6%)
*	Johnson Controls International plc	979,681	44,066

Aerospace & Defense (19.7%)
	Boeing Co.	621,657	93,597
	United Technologies Corp.	833,956	89,834
	Lockheed Martin Corp.	276,968	73,466
	General Dynamics Corp.	272,176	47,726
	Raytheon Co.	309,531	46,287
	Northrop Grumman Corp.	177,947	44,424
	TransDigm Group Inc.	55,821	14,035
	Textron Inc.	282,394	12,999
	L-3 Communications Holdings Inc.	80,948	12,771
	Rockwell Collins Inc.	136,170	12,626
	Arconic Inc.	459,507	8,859
	Huntington Ingalls Industries Inc.	49,078	8,773
*	Spirit AeroSystems Holdings Inc. Class A	135,258	7,879
	B/E Aerospace Inc.	106,664	6,404
	Orbital ATK Inc.	61,350	5,235
	Hexcel Corp.	96,810	5,007
	Curtiss-Wright Corp.	44,218	4,445
*	Teledyne Technologies Inc.	34,505	4,309
	BWX Technologies Inc.	97,595	3,822
	HEICO Corp. Class A	40,101	2,695
*	Esterline Technologies Corp.	29,338	2,580
*	Moog Inc. Class A	34,247	2,391
*	KLX Inc.	55,005	2,145
*	DigitalGlobe Inc.	65,695	2,112
	HEICO Corp.	21,154	1,661
*	TASER International Inc.	55,128	1,501
	Triumph Group Inc.	49,702	1,382
	AAR Corp.	34,683	1,279
*	Mercury Systems Inc.	42,699	1,269
*	Aerojet Rocketdyne Holdings Inc.	58,333	1,185
	Cubic Corp.	24,314	1,126
*	Wesco Aircraft Holdings Inc.	61,475	907
*	Engility Holdings Inc.	21,170	767
*	Astronics Corp.	18,353	678
*	Aerovironment Inc.	22,457	635
*,^ KEYW Holding Corp.		39,263	492
	National Presto Industries Inc.	5,082	484
*	Kratos Defense & Security Solutions Inc.	62,643	458
*	Astronics Corp. Class B	5,016	186
			528,431
Air Freight & Logistics (6.2%)
	United Parcel Service Inc. Class B	725,070	84,050
	FedEx Corp.	264,616	50,719
	CH Robinson Worldwide Inc.	149,436	11,185
	Expeditors International of Washington Inc.	189,698	10,005

*,^ XPO Logistics Inc.		115,408	5,139
*	Hub Group Inc. Class A	35,845	1,536
	Forward Air Corp.	31,613	1,529
*	Atlas Air Worldwide Holdings Inc.	26,106	1,290
*	Air Transport Services Group Inc.	52,376	849
*	Echo Global Logistics Inc.	28,071	705
	Park-Ohio Holdings Corp.	8,598	362
			167,369
Airlines (5.5%)
	Delta Air Lines Inc.	785,604	37,850
	Southwest Airlines Co.	650,623	30,325
	American Airlines Group Inc.	556,106	25,826
*	United Continental Holdings Inc.	338,310	23,326
	Alaska Air Group Inc.	129,000	10,613
*	JetBlue Airways Corp.	339,164	6,814
*	Spirit Airlines Inc.	73,913	4,110
*	Hawaiian Holdings Inc.	52,995	2,721
	Allegiant Travel Co. Class A	13,775	2,251
	SkyWest Inc.	54,328	2,002
*	Virgin America Inc.	21,241	1,200
			147,038
Building Products (2.7%)
	Masco Corp.	346,119	10,955
	Fortune Brands Home & Security Inc.	161,288	8,895
	AO Smith Corp.	155,345	7,554
	Allegion plc	100,500	6,724
	Owens Corning	120,538	6,193
	Lennox International Inc.	40,992	6,094
*	USG Corp.	99,571	2,852
	Universal Forest Products Inc.	21,358	2,122
	Simpson Manufacturing Co. Inc.	43,395	2,046
*	Trex Co. Inc.	30,627	2,015
*	Armstrong World Industries Inc.	43,518	1,815
*	Masonite International Corp.	27,235	1,765
	AAON Inc.	44,508	1,464
	Apogee Enterprises Inc.	30,415	1,451
*	Gibraltar Industries Inc.	31,412	1,414
*	American Woodmark Corp.	15,540	1,191
*	Builders FirstSource Inc.	93,762	1,037
*	Patrick Industries Inc.	13,718	979
*	Continental Building Products Inc.	42,328	948
	Advanced Drainage Systems Inc.	42,710	867
	Griffon Corp.	31,849	761
	Insteel Industries Inc.	18,998	752
	Quanex Building Products Corp.	32,255	627
*	NCI Building Systems Inc.	36,605	611
*	CSW Industrials Inc.	16,212	592
*	PGT Inc.	51,164	568
*	Ply Gem Holdings Inc.	25,706	392
*	Armstrong Flooring Inc.	20,566	385
			73,069
Commercial Services & Supplies (5.5%)
	Waste Management Inc.	463,921	32,252
	Waste Connections Inc.	183,441	14,022
	Republic Services Inc. Class A	251,515	13,957
	Cintas Corp.	87,378	10,014

* Stericycle Inc.	88,689	6,472
KAR Auction Services Inc.	144,556	6,094
* Copart Inc.	103,141	5,644
Deluxe Corp.	51,167	3,464
Rollins Inc.	103,046	3,311
* Clean Harbors Inc.	57,388	3,033
Healthcare Services Group Inc.	75,918	2,957
Pitney Bowes Inc.	196,239	2,816
Tetra Tech Inc.	60,380	2,587
HNI Corp.	47,180	2,490
Matthews International Corp. Class A	33,658	2,449
ABM Industries Inc.	55,508	2,442
UniFirst Corp.	16,149	2,283
MSA Safety Inc.	33,648	2,092
Herman Miller Inc.	63,270	2,056
G&K Services Inc. Class A	20,651	1,981
Brink's Co.	46,976	1,898
Brady Corp. Class A	48,864	1,796
Covanta Holding Corp.	122,895	1,794
Steelcase Inc. Class A	92,349	1,436
Mobile Mini Inc.	46,379	1,424
* ACCO Brands Corp.	112,044	1,395
Knoll Inc.	51,847	1,374
RR Donnelley & Sons Co.	72,832	1,267
Interface Inc. Class A	68,187	1,186
West Corp.	47,603	1,136
US Ecology Inc.	22,626	1,051
Multi-Color Corp.	14,321	1,030
* Team Inc.	28,897	991
Viad Corp.	21,147	928
McGrath RentCorp	23,519	868
Quad/Graphics Inc.	29,805	838
Essendant Inc.	38,775	751
LSC Communications Inc.	29,276	604
Kimball International Inc. Class B	33,502	503
* SP Plus Corp.	17,289	480
Ennis Inc.	27,715	448
CECO Environmental Corp.	31,180	442
* InnerWorkings Inc.	43,603	403
* Civeo Corp.	117,046	222
* ARC Document Solutions Inc.	44,012	196
		146,877
Construction & Engineering (2.0%)
* Jacobs Engineering Group Inc.	127,224	7,889
Fluor Corp.	145,931	7,809
* AECOM	161,071	5,855
* Quanta Services Inc.	157,807	5,321
EMCOR Group Inc.	63,719	4,420
Chicago Bridge & Iron Co. NV	109,365	3,665
Valmont Industries Inc.	23,735	3,534
* MasTec Inc.	69,126	2,623
KBR Inc.	149,953	2,506
Granite Construction Inc.	41,653	2,457
* Dycom Industries Inc.	32,944	2,413
Comfort Systems USA Inc.	39,534	1,273
* Tutor Perini Corp.	40,823	1,065
Primoris Services Corp.	43,109	989

*	Aegion Corp. Class A	36,184	875
	Argan Inc.	13,977	845
*	MYR Group Inc.	16,834	631
*	NV5 Global Inc.	8,132	297
*	Ameresco Inc. Class A	4,616	27
*	Great Lakes Dredge & Dock Corp.	264	1
			54,495
Electrical Equipment (5.2%)
	Emerson Electric Co.	675,004	38,097
	Eaton Corp. plc	476,944	31,722
	Rockwell Automation Inc.	135,804	18,158
	Acuity Brands Inc.	45,992	11,563
	AMETEK Inc.	243,516	11,531
*	Sensata Technologies Holding NV	179,030	6,690
	Hubbell Inc. Class B	55,089	6,185
	EnerSys	45,500	3,621
	Regal Beloit Corp.	46,887	3,418
*	Generac Holdings Inc.	69,223	2,837
	AZZ Inc.	27,117	1,765
	General Cable Corp.	51,482	965
	Encore Wire Corp.	20,465	870
*	Babcock & Wilcox Enterprises Inc.	47,009	749
*	Thermon Group Holdings Inc.	33,455	644
	Powell Industries Inc.	9,324	401
*,^ Sunrun Inc.		60,121	307
	Atkore International Group Inc.	13,035	280
*	Vicor Corp.	18,725	273
*,^ Plug Power Inc.		194,603	266
	Allied Motion Technologies Inc.	6,394	137
^	FuelCell Energy Inc.	26,094	59
*	Power Solutions International Inc.	4,445	57
			140,595
Industrial Conglomerates (19.0%)
	General Electric Co.	9,400,203	289,150
	3M Co.	633,960	108,876
	Honeywell International Inc.	758,177	86,387
	Roper Technologies Inc.	106,341	19,259
	Carlisle Cos. Inc.	67,725	7,597
	Raven Industries Inc.	38,000	952
			512,221
Machinery (17.3%)
	Caterpillar Inc.	612,796	58,559
	Illinois Tool Works Inc.	335,098	41,948
	Deere & Co.	280,190	28,075
	Cummins Inc.	168,086	23,831
	PACCAR Inc.	367,761	22,856
	Ingersoll-Rand plc	270,713	20,179
	Parker-Hannifin Corp.	140,478	19,517
	Stanley Black & Decker Inc.	157,855	18,726
	Fortive Corp.	326,394	17,948
	Dover Corp.	162,668	11,811
	Pentair plc	180,297	10,360
	Snap-on Inc.	60,876	10,178
	Xylem Inc.	187,782	9,686
*	Middleby Corp.	60,302	8,260
	Wabtec Corp.	94,448	7,997

IDEX Corp.	79,783	7,469
Flowserve Corp.	136,638	6,484
Toro Co.	114,557	6,064
Nordson Corp.	53,954	5,759
* WABCO Holdings Inc.	55,577	5,475
Oshkosh Corp.	76,990	5,389
Donaldson Co. Inc.	132,504	5,374
Allison Transmission Holdings Inc.	150,327	4,986
Lincoln Electric Holdings Inc.	63,449	4,981
Graco Inc.	58,336	4,739
Trinity Industries Inc.	159,702	4,438
Woodward Inc.	57,987	3,927
AGCO Corp.	68,522	3,824
ITT Inc.	94,226	3,804
* Colfax Corp.	96,386	3,625
CLARCOR Inc.	51,088	3,599
Crane Co.	48,951	3,597
Terex Corp.	113,483	3,464
Timken Co.	74,188	2,897
Kennametal Inc.	83,702	2,887
Joy Global Inc.	102,847	2,883
John Bean Technologies Corp.	30,445	2,746
Barnes Group Inc.	53,709	2,481
* Manitowoc Foodservice Inc.	137,116	2,432
* Rexnord Corp.	107,609	2,367
Hillenbrand Inc.	66,397	2,324
Mueller Water Products Inc. Class A	170,378	2,254
Mueller Industries Inc.	57,283	2,176
* RBC Bearings Inc.	24,885	2,109
Watts Water Technologies Inc. Class A	27,632	1,887
Franklin Electric Co. Inc.	41,468	1,619
Actuant Corp. Class A	62,034	1,610
ESCO Technologies Inc.	26,787	1,497
* Navistar International Corp.	47,154	1,450
Albany International Corp.	30,423	1,421
EnPro Industries Inc.	22,741	1,383
* SPX FLOW Inc.	44,088	1,382
* Proto Labs Inc.	26,298	1,370
Tennant Co.	17,377	1,305
Astec Industries Inc.	19,372	1,284
Standex International Corp.	13,323	1,174
Harsco Corp.	83,721	1,172
^ Greenbrier Cos. Inc.	29,617	1,149
* Meritor Inc.	90,293	1,140
* Chart Industries Inc.	31,755	1,129
* Lydall Inc.	17,836	1,065
* SPX Corp.	43,581	1,065
* TriMas Corp.	47,265	1,014
Federal Signal Corp.	62,349	985
Sun Hydraulics Corp.	24,309	966
Briggs & Stratton Corp.	45,492	943
Altra Industrial Motion Corp.	26,920	942
Lindsay Corp.	11,060	932
* Wabash National Corp.	67,183	926
CIRCOR International Inc.	14,543	922
* Manitowoc Co. Inc.	134,848	804
Douglas Dynamics Inc.	23,511	751

	Alamo Group Inc.	10,081	737
	Kadant Inc.	11,269	705
	Global Brass & Copper Holdings Inc.	22,679	650
	Gorman-Rupp Co.	20,523	615
	Hyster-Yale Materials Handling Inc.	9,015	582
	Titan International Inc.	49,216	569
	Columbus McKinnon Corp.	19,766	520
	NN Inc.	26,574	450
^	American Railcar Industries Inc.	9,233	415
*,^ Energy Recovery Inc.		34,319	374
*	Milacron Holdings Corp.	17,476	295
*	Blue Bird Corp.	8,157	133
	FreightCar America Inc.	3,043	45
			463,862
Marine (0.2%)
*	Kirby Corp.	56,427	3,580
	Matson Inc.	45,164	1,699
			5,279
Professional Services (3.8%)
	Nielsen Holdings plc	375,328	16,177
	Equifax Inc.	125,062	14,313
*	Verisk Analytics Inc. Class A	168,225	13,976
*	IHS Markit Ltd.	377,335	13,561
	ManpowerGroup Inc.	71,834	6,135
	Robert Half International Inc.	136,533	6,126
	Dun & Bradstreet Corp.	38,051	4,632
*	TransUnion	95,932	2,862
*	WageWorks Inc.	38,342	2,832
*	On Assignment Inc.	53,337	2,202
	CEB Inc.	33,639	1,983
*	FTI Consulting Inc.	44,191	1,887
	Exponent Inc.	27,175	1,648
*	Advisory Board Co.	42,941	1,520
	Korn/Ferry International	55,001	1,396
*	Navigant Consulting Inc.	49,541	1,224
*	Huron Consulting Group Inc.	22,859	1,206
	Insperity Inc.	15,771	1,142
*	TriNet Group Inc.	44,683	1,127
*	ICF International Inc.	19,058	1,055
*	TrueBlue Inc.	45,111	945
	Kelly Services Inc. Class A	32,754	660
*	CBIZ Inc.	53,193	660
	Kforce Inc.	25,872	572
*	RPX Corp.	53,594	560
	Resources Connection Inc.	28,957	466
*	Mistras Group Inc.	18,076	427
	Heidrick & Struggles International Inc.	18,392	390
*	GP Strategies Corp.	14,228	373
*	Acacia Research Corp.	52,606	363
			102,420
Road & Rail (7.9%)
	Union Pacific Corp.	873,668	88,529
	CSX Corp.	992,279	35,533
	Norfolk Southern Corp.	307,910	32,780
	Kansas City Southern	113,166	10,039
	JB Hunt Transport Services Inc.	94,472	9,010

*	Old Dominion Freight Line Inc.		65,119	5,685
*	Genesee & Wyoming Inc. Class A		59,995	4,584
	Ryder System Inc.		56,032	4,387
	Landstar System Inc.		44,292	3,608
*	Avis Budget Group Inc.		85,647	3,279
	AMERCO		7,231	2,469
	Knight Transportation Inc.		66,907	2,342
*	Swift Transportation Co.		87,767	2,192
	Hertz Global Holdings Inc.		75,368	1,898
	Werner Enterprises Inc.		49,547	1,340
*	Saia Inc.		26,188	1,093
	Heartland Express Inc.		47,650	1,025
	ArcBest Corp.		25,666	781
	Marten Transport Ltd.		25,450	620
*	YRC Worldwide Inc.		30,276	384
*	Roadrunner Transportation Systems Inc.		31,437	315
	Celadon Group Inc.		30,612	246
				212,139
Trading Companies & Distributors (3.1%)
	Fastenal Co.		302,838	14,354
	WW Grainger Inc.		60,159	13,871
*	United Rentals Inc.		90,308	9,131
*	HD Supply Holdings Inc.		210,356	8,254
	MSC Industrial Direct Co. Inc. Class A		46,597	4,163
	Watsco Inc.		27,034	4,028
	Air Lease Corp. Class A		102,361	3,671
*	WESCO International Inc.		44,296	3,008
*	Beacon Roofing Supply Inc.		53,283	2,472
*	NOW Inc.		113,290	2,440
	Applied Industrial Technologies Inc.		39,106	2,340
	GATX Corp.		40,565	2,216
*	MRC Global Inc.		103,016	2,074
*	Univar Inc.		79,269	1,974
	Aircastle Ltd.		62,115	1,334
	Kaman Corp.		25,803	1,257
*	BMC Stock Holdings Inc.		59,174	1,115
	Herc Holdings Inc.		25,028	995
*	Rush Enterprises Inc. Class A		31,777	961
	Triton International Ltd.		42,456	819
	H&E Equipment Services Inc.		34,103	628
*	DXP Enterprises Inc.		16,742	564
	SiteOne Landscape Supply Inc.		14,739	494
*	Veritiv Corp.		9,932	465
	GMS Inc.		8,545	215
*	Nexeo Solutions Inc.		27,949	210
*	Rush Enterprises Inc. Class B		5,719	158
*	CAI International Inc.		16,303	144
				83,355
Transportation Infrastructure (0.2%)
	Macquarie Infrastructure Corp.		81,164	6,651

Total Common Stocks (Cost $2,377,986)				2,687,867
		Coupon
Temporary Cash Investment (0.1%)
1,2 Vanguard Market Liquidity Fund (Cost $2,316)		0.691%	23,157	2,316

Total Investments (100.0%) (Cost $2,380,302)	2,690,183
Other Assets and Liabilities-Net (0.0%)2	(1,170)
Net Assets (100%)	2,689,013

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,168,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $2,314,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2016, the cost of investment securities for tax purposes was $2,380,459,000. Net unrealized appreciation of investment securities for tax purposes was $309,724,000, consisting of unrealized gains of $378,482,000 on securities that had risen in value since their purchase and $68,758,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Information Technology Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Communications Equipment (5.6%)
	Cisco Systems Inc.	11,297,058	336,878
	Harris Corp.	279,301	28,924
*	Palo Alto Networks Inc.	201,368	27,058
	Motorola Solutions Inc.	336,815	27,029
	Juniper Networks Inc.	773,946	21,315
*	F5 Networks Inc.	148,529	20,906
*	CommScope Holding Co. Inc.	433,670	15,603
*	ARRIS International plc	406,722	11,669
	Brocade Communications Systems Inc.	899,645	11,102
*	Arista Networks Inc.	101,740	9,646
*	ViaSat Inc.	119,157	8,494
*	Finisar Corp.	247,299	8,218
*	Ciena Corp.	310,789	6,666
	InterDigital Inc.	77,698	6,154
*	NetScout Systems Inc.	185,812	5,797
*	EchoStar Corp. Class A	103,970	5,303
*	Lumentum Holdings Inc.	107,382	4,306
*	Viavi Solutions Inc.	518,004	4,066
*	NETGEAR Inc.	73,020	3,921
	Plantronics Inc.	73,962	3,833
*,^ Ubiquiti Networks Inc.		64,879	3,631
*	Oclaro Inc.	366,689	3,278
*	Infinera Corp.	322,932	2,745
	ADTRAN Inc.	109,294	2,224
*	Ixia	129,530	1,781
*	Mitel Networks Corp.	203,515	1,467
*	CalAmp Corp.	82,266	1,196
*	ShoreTel Inc.	147,480	1,032
*	Harmonic Inc.	176,103	819
*	Calix Inc.	98,831	746
*	Sonus Networks Inc.	109,150	658
	Comtech Telecommunications Corp.	51,050	587
	Black Box Corp.	60	1
			587,053
Electronic Equipment, Instruments & Components (4.2%)
	Corning Inc.	2,327,812	55,937
	TE Connectivity Ltd.	798,129	53,985
	Amphenol Corp. Class A	693,142	47,314
*	Flex Ltd.	1,226,451	17,465
	CDW Corp.	329,899	16,904
*	Trimble Inc.	562,076	15,845
*	Keysight Technologies Inc.	382,952	14,104
*	Arrow Electronics Inc.	204,850	13,985
	Avnet Inc.	287,368	13,187
*	Ingram Micro Inc.	335,987	12,579
	FLIR Systems Inc.	308,398	11,075
	Cognex Corp.	181,138	10,816
*	Zebra Technologies Corp.	118,506	9,368

	Jabil Circuit Inc.	386,776	8,180
*	IPG Photonics Corp.	83,716	8,030
	SYNNEX Corp.	66,703	7,798
	National Instruments Corp.	260,369	7,673
	Littelfuse Inc.	50,557	7,371
*	Coherent Inc.	54,542	7,118
	Belden Inc.	94,476	6,982
*	Tech Data Corp.	78,651	6,675
	Dolby Laboratories Inc. Class A	124,089	5,727
*	Sanmina Corp.	165,598	5,440
*	Itron Inc.	81,805	5,252
*	Anixter International Inc.	66,869	5,226
*	Universal Display Corp.	94,619	5,171
	Vishay Intertechnology Inc.	304,433	4,612
*	VeriFone Systems Inc.	247,944	4,188
*	Plexus Corp.	75,198	3,843
*	II-VI Inc.	127,012	3,836
*,^ Knowles Corp.		198,386	3,180
*	Benchmark Electronics Inc.	111,287	3,155
*	OSI Systems Inc.	40,202	3,043
*	Rogers Corp.	40,397	3,002
*	Fabrinet	69,426	2,971
	Methode Electronics Inc.	77,913	2,879
*	Insight Enterprises Inc.	79,612	2,788
*,^ Fitbit Inc. Class A		294,732	2,464
*	TTM Technologies Inc.	179,911	2,441
	Badger Meter Inc.	64,396	2,334
*	ScanSource Inc.	56,815	2,150
	MTS Systems Corp.	37,673	2,029
*	ePlus Inc.	15,352	1,707
	AVX Corp.	111,728	1,697
	DTS Inc.	39,313	1,669
	CTS Corp.	70,659	1,562
*	Novanta Inc.	72,583	1,470
*	InvenSense Inc.	189,362	1,447
*	FARO Technologies Inc.	37,513	1,366
*	Kimball Electronics Inc.	63,518	1,108
	Daktronics Inc.	81,159	835
	Park Electrochemical Corp.	42,260	766
	PC Connection Inc.	26,541	712
	Systemax Inc.	54	1
			442,462
Internet Software & Services (19.8%)
*	Facebook Inc. Class A	5,217,493	617,855
*	Alphabet Inc.	694,577	526,517
*	Alphabet Inc. Class A	662,232	513,813
*	Yahoo! Inc.	2,031,213	83,320
*	eBay Inc.	2,407,794	66,961
*	LinkedIn Corp. Class A	267,579	52,242
*	Akamai Technologies Inc.	393,048	26,216
*,^ Twitter Inc.		1,271,068	23,502
*	VeriSign Inc.	215,640	17,003
	MercadoLibre Inc.	89,151	14,070
*	CoStar Group Inc.	73,298	14,008
*	IAC/InterActiveCorp	165,909	11,176
*,^ Zillow Group Inc.		256,634	9,218
	j2 Global Inc.	103,494	7,608

*	Yelp Inc. Class A	155,061	5,768
*	Pandora Media Inc.	493,941	5,740
	LogMeIn Inc.	56,833	5,732
*	GrubHub Inc.	153,529	5,685
*,^ WebMD Health Corp.		87,827	4,685
*,^ Cimpress NV		53,407	4,644
*	Cornerstone OnDemand Inc.	119,346	4,286
*,^ Zillow Group Inc. Class A		115,192	4,049
*	GoDaddy Inc. Class A	113,684	4,018
*	Stamps.com Inc.	37,193	3,950
	NIC Inc.	141,209	3,544
*	Envestnet Inc.	86,459	3,121
*	comScore Inc.	103,118	2,995
*	SPS Commerce Inc.	38,096	2,639
*	2U Inc.	78,574	2,598
*,^ Shutterstock Inc.		42,891	2,018
*,^ Quotient Technology Inc.		150,242	1,923
*	New Relic Inc.	57,467	1,822
*	Q2 Holdings Inc.	57,529	1,697
*,^ Match Group Inc.		93,929	1,689
*	Twilio Inc. Class A	48,484	1,645
*,^ Box Inc.		104,325	1,588
*	GTT Communications Inc.	61,323	1,558
*	Web.com Group Inc.	96,448	1,538
*	Five9 Inc.	88,334	1,398
*,^ TrueCar Inc.		104,625	1,295
	EarthLink Holdings Corp.	237,420	1,254
*	Endurance International Group Holdings Inc.	155,878	1,239
*	Blucora Inc.	87,462	1,238
*	Bankrate Inc.	120,029	1,230
*,^ Gogo Inc.		123,006	1,155
*	Actua Corp.	79,158	1,073
*	Intralinks Holdings Inc.	94,981	1,066
*,^ Nutanix Inc.		33,042	1,057
*	XO Group Inc.	55,108	1,018
*	LivePerson Inc.	124,568	997
*	CommerceHub Inc.	62,204	917
*	Benefitfocus Inc.	29,843	815
*	Bazaarvoice Inc.	153,364	813
*	Angie's List Inc.	87,765	754
*,^ Alarm.com Holdings Inc.		25,280	749
*,^ Hortonworks Inc.		78,080	710
*	DHI Group Inc.	108,443	661
*	RetailMeNot Inc.	71,415	657
*	Instructure Inc.	28,334	554
*	Everyday Health Inc.	51,625	539
*	CommerceHub Inc. Class A	29,341	444
*,^ MINDBODY Inc. Class A		20,462	442
*	Appfolio Inc.	8,928	195
*	Internap Corp.	97,535	105
*	Rocket Fuel Inc.	56,663	103
			2,084,919
IT Services (18.0%)
	International Business Machines Corp.	2,039,602	330,864
	Visa Inc. Class A	4,237,158	327,617
	Mastercard Inc. Class A	2,178,101	222,602
	Accenture plc Class A	1,398,399	167,011

Automatic Data Processing Inc.	1,024,732	98,395
* PayPal Holdings Inc.	2,440,011	95,844
* Cognizant Technology Solutions Corp. Class A	1,362,577	75,051
Fidelity National Information Services Inc.	699,186	53,970
* Fiserv Inc.	493,442	51,624
Paychex Inc.	728,517	42,946
* FleetCor Technologies Inc.	208,025	31,066
Alliance Data Systems Corp.	131,388	30,059
Global Payments Inc.	345,549	23,687
Western Union Co.	1,099,559	23,124
* Vantiv Inc. Class A	351,734	19,848
Computer Sciences Corp.	315,327	19,118
* Gartner Inc.	185,715	19,095
Total System Services Inc.	371,849	18,302
Xerox Corp.	1,935,703	18,099
Broadridge Financial Solutions Inc.	265,877	17,213
Leidos Holdings Inc.	302,178	15,472
Jack Henry & Associates Inc.	176,661	15,271
Sabre Corp.	468,907	12,121
CSRA Inc.	371,829	11,902
Booz Allen Hamilton Holding Corp. Class A	300,614	11,366
* WEX Inc.	95,896	10,597
* First Data Corp. Class A	689,867	10,051
MAXIMUS Inc.	146,002	8,072
* Euronet Worldwide Inc.	111,383	7,988
Science Applications International Corp.	96,062	7,932
* Teradata Corp.	291,944	7,839
* CoreLogic Inc.	198,267	7,481
DST Systems Inc.	69,523	7,175
* CACI International Inc. Class A	54,694	7,077
* EPAM Systems Inc.	103,054	6,791
Convergys Corp.	216,005	5,588
* Cardtronics plc Class A	101,647	5,028
* Acxiom Corp.	173,526	4,604
* Blackhawk Network Holdings Inc.	126,792	4,565
Travelport Worldwide Ltd.	279,260	3,910
* ExlService Holdings Inc.	75,142	3,574
CSG Systems International Inc.	73,050	3,251
* Square Inc.	249,594	3,230
* NeuStar Inc. Class A	122,446	2,969
EVERTEC Inc.	141,595	2,584
* Sykes Enterprises Inc.	87,408	2,463
ManTech International Corp. Class A	56,626	2,436
* Black Knight Financial Services Inc. Class A	53,792	1,990
Cass Information Systems Inc.	25,208	1,765
* Unisys Corp.	107,650	1,599
* Perficient Inc.	79,818	1,437
Syntel Inc.	73,952	1,435
* Virtusa Corp.	63,416	1,409
* Net 1 UEPS Technologies Inc.	115,506	1,318
TeleTech Holdings Inc.	37,330	1,073
Forrester Research Inc.	20,043	820
* MoneyGram International Inc.	64,497	704
* Everi Holdings Inc.	146,723	317
		1,890,739
Semiconductors & Semiconductor Equipment (15.8%)
Intel Corp.	10,605,934	368,026

	QUALCOMM Inc.	3,309,960	225,508
	Texas Instruments Inc.	2,253,384	166,593
	Broadcom Ltd.	888,388	151,461
	NVIDIA Corp.	1,201,755	110,802
	Applied Materials Inc.	2,428,085	78,184
	Analog Devices Inc.	690,325	51,250
*	Micron Technology Inc.	2,331,114	45,527
	Lam Research Corp.	359,816	38,148
	Linear Technology Corp.	538,153	33,651
	Skyworks Solutions Inc.	420,875	32,344
	Microchip Technology Inc.	483,397	31,991
	Xilinx Inc.	569,516	30,742
	KLA-Tencor Corp.	350,262	27,965
	Maxim Integrated Products Inc.	636,450	24,993
*	Qorvo Inc.	287,504	15,356
*	Advanced Micro Devices Inc.	1,710,975	15,245
	Marvell Technology Group Ltd.	975,411	13,987
*	Microsemi Corp.	254,459	13,932
	Teradyne Inc.	454,936	11,091
*	ON Semiconductor Corp.	934,291	11,006
*	Cavium Inc.	148,923	8,493
	Cypress Semiconductor Corp.	721,045	8,112
*	Cirrus Logic Inc.	140,531	7,729
	Monolithic Power Systems Inc.	86,624	7,107
*	Integrated Device Technology Inc.	302,145	7,070
	MKS Instruments Inc.	119,869	6,898
	Intersil Corp. Class A	304,804	6,751
*	Silicon Laboratories Inc.	88,923	5,900
*	Cree Inc.	226,930	5,746
*	Entegris Inc.	316,501	5,681
*	Versum Materials Inc.	229,648	5,617
*,^ First Solar Inc.		172,122	5,219
*	Advanced Energy Industries Inc.	89,347	4,933
*,^ Ambarella Inc.		74,031	4,554
	Power Integrations Inc.	65,124	4,383
	Tessera Technologies Inc.	109,807	4,348
*	Synaptics Inc.	78,130	4,264
*	Semtech Corp.	147,085	4,133
*	Mellanox Technologies Ltd.	96,357	3,994
*	Inphi Corp.	82,539	3,728
*	MACOM Technology Solutions Holdings Inc.	66,517	3,314
	Cabot Microelectronics Corp.	54,165	3,227
*	Rambus Inc.	244,479	3,215
*	Amkor Technology Inc.	239,810	2,835
*	MaxLinear Inc.	129,335	2,642
	Brooks Automation Inc.	154,773	2,523
*	Kulicke & Soffa Industries Inc.	159,250	2,457
*	Veeco Instruments Inc.	91,770	2,446
*	Diodes Inc.	92,408	2,250
*	Lattice Semiconductor Corp.	265,791	1,863
*	FormFactor Inc.	147,715	1,654
*	Applied Micro Circuits Corp.	173,892	1,522
*	CEVA Inc.	47,421	1,508
*	Photronics Inc.	150,293	1,503
*	PDF Solutions Inc.	59,628	1,404
*	Ultratech Inc.	56,674	1,299
*	Rudolph Technologies Inc.	65,244	1,279

*	Nanometrics Inc.	52,308	1,251
*	SunEdison Semiconductor Ltd.	96,003	1,148
*	Exar Corp.	95,912	958
*,^ SunPower Corp. Class A		139,291	942
*	Alpha & Omega Semiconductor Ltd.	41,725	907
*	NeoPhotonics Corp.	65,599	848
*	Xcerra Corp.	118,852	754
	IXYS Corp.	55,737	652
*	SolarEdge Technologies Inc.	48,410	639
			1,657,502
Software (21.3%)
	Microsoft Corp.	16,627,174	1,001,954
	Oracle Corp.	6,945,038	279,121
*	Adobe Systems Inc.	1,119,270	115,072
*	salesforce.com Inc.	1,445,809	104,098
	Intuit Inc.	545,751	62,041
*	Electronic Arts Inc.	675,502	53,527
	Activision Blizzard Inc.	1,331,660	48,752
	Symantec Corp.	1,381,990	33,707
*	Autodesk Inc.	448,320	32,553
*	Red Hat Inc.	406,875	32,188
*	ServiceNow Inc.	369,326	30,709
*	Citrix Systems Inc.	349,658	30,326
*	Dell Technologies Inc. Class V	501,055	26,837
	CA Inc.	705,446	22,546
*	Workday Inc. Class A	267,238	22,534
*	Synopsys Inc.	340,110	20,570
*	ANSYS Inc.	195,762	18,408
*	Cadence Design Systems Inc.	656,208	17,245
*	Splunk Inc.	298,645	17,208
	CDK Global Inc.	286,425	16,527
*,^ VMware Inc. Class A		167,812	13,616
*	Ultimate Software Group Inc.	61,798	12,664
*	PTC Inc.	258,463	12,590
	SS&C Technologies Holdings Inc.	406,468	12,198
*	Tyler Technologies Inc.	77,632	11,559
*	Fortinet Inc.	330,049	9,934
*	Nuance Communications Inc.	605,029	9,808
*	Take-Two Interactive Software Inc.	193,188	9,511
*	Aspen Technology Inc.	178,952	9,454
*	Guidewire Software Inc.	163,085	9,085
*	Manhattan Associates Inc.	161,396	8,457
	Fair Isaac Corp.	69,730	7,928
	Mentor Graphics Corp.	206,852	7,560
*	Proofpoint Inc.	89,708	6,908
	Blackbaud Inc.	106,308	6,674
*	Ellie Mae Inc.	74,959	6,188
*	Tableau Software Inc. Class A	127,935	5,742
*	TiVo Corp.	273,958	5,548
*	Verint Systems Inc.	139,443	5,236
*	CommVault Systems Inc.	95,043	5,132
*	Zynga Inc. Class A	1,716,907	4,910
*	ACI Worldwide Inc.	263,815	4,910
*	FireEye Inc.	342,842	4,402
*	Synchronoss Technologies Inc.	90,581	4,391
*	Paycom Software Inc.	93,583	4,199
*	MicroStrategy Inc. Class A	21,186	4,111

*	RealPage Inc.	125,559	3,591
*	Zendesk Inc.	168,490	3,587
^	Ebix Inc.	58,263	3,472
*	Gigamon Inc.	62,792	3,350
	Pegasystems Inc.	84,859	3,063
	Progress Software Corp.	101,127	2,990
*	HubSpot Inc.	51,815	2,907
*	8x8 Inc.	202,269	2,761
*	BroadSoft Inc.	66,116	2,744
*	Imperva Inc.	66,249	2,527
*	RingCentral Inc. Class A	114,639	2,470
*	Interactive Intelligence Group Inc.	40,017	2,419
*	Bottomline Technologies de Inc.	91,067	2,282
*	Callidus Software Inc.	137,949	2,166
*	Qualys Inc.	63,888	2,121
	Monotype Imaging Holdings Inc.	90,554	1,775
*	Paylocity Holding Corp.	51,366	1,701
*	PROS Holdings Inc.	57,616	1,376
*	Barracuda Networks Inc.	52,184	1,150
*	Silver Spring Networks Inc.	74,962	1,046
*	VASCO Data Security International Inc.	65,949	956
*	A10 Networks Inc.	103,181	846
*	Varonis Systems Inc.	26,364	770
*	Workiva Inc.	45,340	676
	QAD Inc. Class A	22,969	666
*	Glu Mobile Inc.	256,261	577
*	Rubicon Project Inc.	75,938	573
*	TubeMogul Inc.	36,205	507
*	Tangoe Inc.	63,412	502
*,^ Rapid7 Inc.		32,541	378
*	Jive Software Inc.	91,308	347
*	MobileIron Inc.	78,636	326
*	EnerNOC Inc.	108	1
			2,245,261
Technology Hardware, Storage & Peripherals (15.3%)
	Apple Inc.	12,102,652	1,337,585
	Hewlett Packard Enterprise Co.	3,732,841	88,842
	HP Inc.	3,840,207	59,139
	Western Digital Corp.	638,187	40,627
	Seagate Technology plc	673,021	26,988
	NetApp Inc.	624,658	22,838
*	NCR Corp.	277,679	10,760
*	Electronics For Imaging Inc.	105,928	4,610
	Diebold Inc.	160,543	3,660
*,^ 3D Systems Corp.		238,570	3,304
*	Super Micro Computer Inc.	87,888	2,404
*	Cray Inc.	90,351	1,744
*,^ Pure Storage Inc. Class A		83,891	1,170
*	Nimble Storage Inc.	131,886	1,000
*	Eastman Kodak Co.	46,429	703
*	Avid Technology Inc.	63,197	266
	CPI Card Group Inc.	42,608	160
			1,605,800
Total Common Stocks (Cost $8,207,218)			10,513,736

	Coupon	Shares
Temporary Cash Investment (0.4%)
1,2 Vanguard Market Liquidity Fund (Cost
$38,310)	0.691%	383,080	38,312
Total Investments (100.4%) (Cost $8,245,528)			10,552,048
Other Assets and Liabilities-Net (-0.4%)2			(37,276)
Net Assets (100%)			10,514,772

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $36,808,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $38,306,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2016, the cost of investment securities for tax purposes was $8,245,528,000. Net unrealized appreciation of investment securities for tax purposes was $2,306,520,000, consisting of unrealized gains of $2,435,772,000 on securities that had risen in value since their purchase and $129,252,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Materials Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Chemicals (65.1%)
	EI du Pont de Nemours & Co.	2,019,626	148,665
	Dow Chemical Co.	2,602,808	145,028
	Monsanto Co.	1,010,786	103,818
	Praxair Inc.	658,867	79,262
	LyondellBasell Industries NV Class A	816,347	73,732
	Ecolab Inc.	606,209	70,763
	Air Products & Chemicals Inc.	475,272	68,658
	PPG Industries Inc.	615,089	59,005
	Sherwin-Williams Co.	181,076	48,650
	Celanese Corp. Class A	334,451	26,529
	Eastman Chemical Co.	341,248	25,635
	Albemarle Corp.	259,745	22,800
	International Flavors & Fragrances Inc.	183,904	22,262
	Mosaic Co.	768,660	21,830
	Valspar Corp.	174,055	17,769
	FMC Corp.	308,792	17,329
	RPM International Inc.	307,874	16,290
	Ashland Global Holdings Inc.	143,445	16,166
	CF Industries Holdings Inc.	538,045	15,571
*	Axalta Coating Systems Ltd.	496,651	13,122
	WR Grace & Co.	162,322	10,593
	Chemours Co.	419,348	10,366
	Olin Corp.	381,574	9,921
	Scotts Miracle-Gro Co. Class A	104,892	9,573
	NewMarket Corp.	21,929	9,175
	Huntsman Corp.	467,776	9,112
	Sensient Technologies Corp.	103,591	8,089
	Cabot Corp.	144,208	7,345
	Minerals Technologies Inc.	80,508	6,521
	PolyOne Corp.	194,419	6,410
	Trinseo SA	104,462	6,116
	Balchem Corp.	73,066	5,835
	HB Fuller Co.	116,231	5,462
	Westlake Chemical Corp.	89,135	5,274
*	Ingevity Corp.	97,297	5,095
*	GCP Applied Technologies Inc.	163,954	4,591
*	Chemtura Corp.	138,538	4,565
*	Platform Specialty Products Corp.	440,296	4,117
	Quaker Chemical Corp.	30,529	3,885
	Stepan Co.	46,385	3,765
	Innospec Inc.	55,350	3,636
*	Ferro Corp.	172,496	2,553
	Innophos Holdings Inc.	44,738	2,439
	A Schulman Inc.	67,937	2,262
*	Kraton Corp.	71,331	2,199
	Calgon Carbon Corp.	116,473	2,062
*,^ Valvoline Inc.		94,381	1,981
*	Koppers Holdings Inc.	47,476	1,821
	Tronox Ltd. Class A	149,797	1,699

*	Flotek Industries Inc.	124,110	1,671
	Rayonier Advanced Materials Inc.	97,493	1,353
	Chase Corp.	16,009	1,290
*	AdvanSix Inc.	67,192	1,256
	American Vanguard Corp.	60,832	1,107
	Tredegar Corp.	49,306	1,100
	Hawkins Inc.	21,978	1,067
	FutureFuel Corp.	54,937	754
	Kronos Worldwide Inc.	53,867	672
*,^ LSB Industries Inc.		58,021	447
*	Intrepid Potash Inc.	134,726	185
*,^ AgroFresh Solutions Inc.		50,515	141
*,^ TerraVia Holdings Inc.		518	1
			1,180,390
Construction Materials (5.0%)
	Vulcan Materials Co.	307,447	38,631
	Martin Marietta Materials Inc.	139,215	30,551
	Eagle Materials Inc.	111,444	10,832
*	Summit Materials Inc. Class A	213,106	5,065
*	Headwaters Inc.	171,513	4,065
*	US Concrete Inc.	33,185	1,886
	United States Lime & Minerals Inc.	5,137	373
			91,403
Containers & Packaging (13.7%)
	International Paper Co.	902,380	43,964
	WestRock Co.	581,045	29,749
	Ball Corp.	382,424	28,705
	Sealed Air Corp.	454,437	20,722
	Packaging Corp. of America	217,703	18,452
*	Crown Holdings Inc.	322,590	17,546
	Avery Dennison Corp.	205,304	14,795
*	Berry Plastics Group Inc.	280,938	13,982
	Sonoco Products Co.	231,268	12,519
	Bemis Co. Inc.	218,517	10,941
	AptarGroup Inc.	145,160	10,623
	Graphic Packaging Holding Co.	736,521	9,258
*	Owens-Illinois Inc.	355,554	6,532
	Silgan Holdings Inc.	88,949	4,404
	Greif Inc. Class A	59,468	3,055
*	Multi Packaging Solutions International Ltd.	71,963	1,005
	AEP Industries Inc.	7,648	901
	Myers Industries Inc.	55,182	781
			247,934
Metals & Mining (14.4%)
	Nucor Corp.	735,395	45,734
*	Freeport-McMoRan Inc.	2,914,255	44,734
	Newmont Mining Corp.	1,225,639	39,760
	Steel Dynamics Inc.	563,165	19,981
	Reliance Steel & Aluminum Co.	167,383	13,575
^	United States Steel Corp.	382,754	12,378
	Royal Gold Inc.	150,852	10,505
*	Alcoa Corp.	336,826	9,758
*,^ AK Steel Holding Corp.		701,103	6,401
	Worthington Industries Inc.	109,316	6,152
	Compass Minerals International Inc.	78,154	6,061
	Commercial Metals Co.	264,432	5,820

	Hecla Mining Co.			891,957	5,423
^	Allegheny Technologies Inc.			252,022	4,421
*,^ Cliffs Natural Resources Inc.				500,474	4,409
*	Stillwater Mining Co.			280,361	4,214
	Carpenter Technology Corp.			107,865	3,858
*	Coeur Mining Inc.			374,750	3,616
	Kaiser Aluminum Corp.			41,659	3,432
	Materion Corp.			46,204	1,772
	Schnitzer Steel Industries Inc.			61,079	1,704
*	SunCoke Energy Inc.			140,346	1,603
^	McEwen Mining Inc.			517,436	1,464
*	TimkenSteel Corp.			86,632	1,369
	Haynes International Inc.			28,938	1,261
*	Century Aluminum Co.			120,659	1,113
*	Ryerson Holding Corp.			38,318	548
					261,066
Paper & Forest Products (1.8%)
*	Louisiana-Pacific Corp.			328,052	6,345
	Domtar Corp.			144,703	5,682
	KapStone Paper and Packaging Corp.			212,133	4,334
	Neenah Paper Inc.			38,602	3,277
	Schweitzer-Mauduit International Inc.			70,660	2,971
*	Clearwater Paper Corp.			39,188	2,438
	PH Glatfelter Co.			100,271	2,303
*	Boise Cascade Co.			89,260	2,035
	Deltic Timber Corp.			25,247	1,760
	Mercer International Inc.			104,988	997
*	Resolute Forest Products Inc.			142,703	664
					32,806
Total Common Stocks (Cost $1,755,536)					1,813,599
		Coupon
Temporary Cash Investments (0.5%)
1,2 Vanguard Market Liquidity Fund		0.691%		99,277	9,929
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	0.325%	12/29/16	100	100
Total Temporary Cash Investments (Cost $10,029)					10,029
Total Investments (100.5%) (Cost $1,765,565)					1,823,628
Other Assets and Liabilities-Net (-0.5%)2					(9,439)
Net Assets (100%)					1,814,189

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,848,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $9,114,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but

Materials Index Fund

after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,813,599	—	—
Temporary Cash Investments	9,929	100	—
Total	1,823,528	100	—

C. At November 30, 2016, the cost of investment securities for tax purposes was $1,765,565,000. Net unrealized appreciation of investment securities for tax purposes was $58,063,000, consisting of unrealized gains of $205,689,000 on securities that had risen in value since their purchase and $147,626,000 in unrealized losses on securities that had fallen in value since their purchase.

	Vanguard Telecommunication Services Index Fund

Schedule of Investments (unaudited)
	As of November 30, 2016

				Market
				Value
			Shares	($000)
	Temporary Cash Investments (99.8%)1
	Diversified Telecommunication Services (84.8%)
	Alternative Carriers (19.1%)
	Cogent Communications Holdings Inc.		654,205	24,500
	^,* Globalstar Inc.		17,821,908	14,079
	Inteliquent Inc.		1,096,770	24,831
	^,* Iridium Communications Inc.		2,658,749	23,397
*	Level 3 Communications Inc.		1,136,215	62,572
	*,2 Lumos Networks Corp.		1,619,584	23,549
*	ORBCOMM Inc.		2,441,647	20,534

	^,*,2 pdvWireless Inc.		813,908	19,208
*	Vonage Holdings Corp.		3,957,128	26,078
*	Zayo Group Holdings Inc.		941,835	32,493
				271,241
	Integrated Telecommunication Services (65.7%)
	AT&T Inc.		8,299,767	320,620
	ATN International Inc.		315,021	22,779
	CenturyLink Inc.		2,041,439	48,015
	Cincinnati Bell Inc.		1,161,177	23,920
	Consolidated Communications Holdings Inc.		919,610	26,282
	*,2 FairPoint Communications Inc.		1,395,809	23,240
^	Frontier Communications Corp.		7,060,412	25,771
*	General Communication Inc. Class A		1,411,935	23,805
	IDT Corp. Class B		1,043,642	22,094
*	SBA Communications Corp. Class A		525,654	52,019
	Verizon Communications Inc.		6,399,553	319,338
^	Windstream Holdings Inc.		2,948,355	21,847
				929,730
	Other (0.1%)3
*	Leap Wireless International Inc CVR		577,114	1,454

	Wireless Telecommunication Services (14.9%)

	^,*,2 NII Holdings Inc.		8,827,355	15,006
	Shenandoah Telecommunications Co.		835,668	23,440
2	Spok Holdings Inc.		1,172,116	21,333
	^,* Sprint Corp.		5,126,232	40,190
*	T-Mobile US Inc.		1,182,838	64,122
	Telephone & Data Systems Inc.		991,800	26,709
*	United States Cellular Corp.		523,089	19,684
				210,484
	Total Common Stocks (Cost $1,431,483)			1,412,909
	Temporary Cash Investments (3.1%)1
	Money Market Fund (3.1%)
	4,5 Vanguard Market Liquidity Fund (Cost
	$43,331)	0.691%	433,302	43,334

Total Investments (102.9%) (Cost $1,474,814)	1,456,243
Other Assets and Liabilities-Net (-2.9%)5,6	(40,930)
Net Assets (100%)	1,415,313

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $36,622,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.9%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $41,790,000 of collateral received for securities on loan.
6 Cash of $48,000 has been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Telecommunication Services Index Fund

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,411,455	—	1,454
Temporary Cash Investments	43,334	—	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	1,454,786	—	1,454
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	20	2,199	9

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2016, the cost of investment securities for tax purposes was $1,474,814,000. Net unrealized depreciation of investment securities for tax purposes was $18,571,000, consisting of

Telecommunication Services Index Fund

unrealized gains of $86,620,000 on securities that had risen in value since their purchase and $105,191,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
			Proceeds
	Aug. 31, 2016		from		Capital Gain	Nov. 30, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
FairPoint Communications	21,062	1,017	2,700	—	—	23,240
Inc.
Lumos Networks Corp.	24,351	2,219	4,310	—	—	23,549
NII Holdings Inc.	25,113	7,756	3,453	—	—	15,006
pdvWireless Inc.	22,562	920	2,489	—	—	19,208
Spok Holdings Inc.	21,005	1,041	2,708	148	—	21,333
Vanguard Market Liquidity	71,748	NA2	NA2	1	—	43,334
Fund
Total	185,841			149	—	145,670
1	Includes net realized gain (loss) on affiliated investment securities sold of ($74,000).
2	Not applicable— purchases and sales are for temporary cash investment purposes.

Vanguard Utilities Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Electric Utilities (57.3%)
NextEra Energy Inc.	1,773,835	202,625
Duke Energy Corp.	2,645,350	195,147
Southern Co.	3,757,909	175,945
Exelon Corp.	3,543,306	115,193
PG&E Corp.	1,935,214	113,791
American Electric Power Co. Inc.	1,887,893	111,480
PPL Corp.	2,603,506	87,113
Edison International	1,250,865	86,022
Xcel Energy Inc.	1,950,269	76,080
Eversource Energy	1,217,916	62,869
FirstEnergy Corp.	1,632,523	51,082
Entergy Corp.	687,177	47,230
Pinnacle West Capital Corp.	426,778	31,552
Alliant Energy Corp.	872,829	31,352
Westar Energy Inc. Class A	544,159	30,995
OGE Energy Corp.	766,676	24,265
Great Plains Energy Inc.	796,280	21,014
IDACORP Inc.	193,500	14,735
Portland General Electric Co.	341,331	14,199
Hawaiian Electric Industries Inc.	416,755	12,836
ALLETE Inc.	180,742	11,173
PNM Resources Inc.	307,045	9,703
Avangrid Inc.	238,283	8,619
MGE Energy Inc.	133,063	7,877
El Paso Electric Co.	156,027	7,029
Empire District Electric Co.	161,124	5,483
Otter Tail Corp.	132,849	5,095
Spark Energy Inc. Class A	22,536	575
		1,561,079
Gas Utilities (5.7%)
UGI Corp.	665,154	29,799
Atmos Energy Corp.	398,769	28,360
National Fuel Gas Co.	277,364	15,638
WGL Holdings Inc.	196,090	14,228
Southwest Gas Corp.	182,236	13,509
ONE Gas Inc.	200,541	12,035
New Jersey Resources Corp.	330,723	11,393
Spire Inc.	175,185	11,306
South Jersey Industries Inc.	305,105	10,069
Northwest Natural Gas Co.	106,419	6,098
Chesapeake Utilities Corp.	59,351	3,846
		156,281
Independent Power and Renewable Electricity Producers (3.4%)
AES Corp.	2,530,513	28,974
* Calpine Corp.	1,309,956	14,606
NRG Energy Inc.	1,210,509	13,727
Ormat Technologies Inc.	142,700	6,825
Pattern Energy Group Inc. Class A	266,814	5,238

^ NextEra Energy Partners LP		203,351	5,208
NRG Yield Inc.		242,674	3,725
* Talen Energy Corp.		246,920	3,447
* Dynegy Inc.		385,910	3,338
* TerraForm Power Inc. Class A		210,509	2,659
NRG Yield Inc. Class A		132,745	1,937
^ 8Point3 Energy Partners LP Class A		103,593	1,324
TerraForm Global Inc. Class A		316,213	1,202
*,^ Vivint Solar Inc.		81,165	235
			92,445
Multi-Utilities (30.2%)
Dominion Resources Inc.		2,411,288	176,723
Sempra Energy		911,154	90,933
Consolidated Edison Inc.		1,168,723	81,542
Public Service Enterprise Group Inc.		1,942,418	80,241
WEC Energy Group Inc.		1,211,750	67,870
DTE Energy Co.		688,911	64,131
Ameren Corp.		931,587	45,759
CMS Energy Corp.		1,074,335	43,210
CenterPoint Energy Inc.		1,570,895	37,482
SCANA Corp.		521,259	36,764
NiSource Inc.		1,236,958	27,139
MDU Resources Group Inc.		712,283	19,816
Vectren Corp.		318,012	15,608
Black Hills Corp.		200,905	11,803
NorthWestern Corp.		185,410	10,401
Avista Corp.		243,682	9,862
Unitil Corp.		51,676	2,195
			821,479
Water Utilities (3.3%)
American Water Works Co. Inc.		682,963	49,495
Aqua America Inc.		680,798	20,240
California Water Service Group		184,163	6,363
American States Water Co.		140,806	5,970
SJW Group		59,303	3,183
Middlesex Water Co.		62,844	2,560
Connecticut Water Service Inc.		42,554	2,320
			90,131
Total Common Stocks (Cost $2,751,385)			2,721,415
	Coupon
Temporary Cash Investment (0.1%)
1,2 Vanguard Market Liquidity Fund (Cost $2,434)	0.691%	24,337	2,434
Total Investments (100.0%) (Cost $2,753,819)			2,723,849

Other Assets and Liabilities-Net (0.0%)2			(205)
Net Assets (100%)			2,723,644

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,299,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $2,434,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

Utilities Index Fund

security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2016, the cost of investment securities for tax purposes was $2,753,819,000. Net unrealized depreciation of investment securities for tax purposes was $29,970,000, consisting of unrealized gains of $129,835,000 on securities that had risen in value since their purchase and $159,805,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: January 17, 2017
By:	VANGUARD WORLD FUND
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 17, 2017

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number
33-32548, Incorporated by Reference.